UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05149 811-10631

Name of Fund:	Merrill Lynch Funds for Institutions Series
       Merrill Lynch Government Fund
       Merrill Lynch Treasury Fund
       Merrill Lynch Institutional Fund
       Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Premier Institutional Fund

Master Institutional	Money Market LLC Merrill Lynch Institutional Portfolio Merrill Lynch Institutional Tax-Exempt Portfolio Merrill Lynch Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer (principal executive officer),
    Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road,
    Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 — 10/31/2007

Item 1 — Report to Stockholders

Table of Contents

Disclosure of Expense	2
Recent Performance Results	2
Proxy Results	3
Merrill Lynch Premier Institutional Fund’s Financial Statements	5
Merrill Lynch Institutional Fund’s Financial Statements	7
Merrill Lynch Government Fund’s Schedule of Investments	9
Merrill Lynch Government Fund’s Financial Statements	11
Merrill Lynch Treasury Fund’s Schedule of Investments	13
Merrill Lynch Treasury Fund’s Financial Statements	14
Merrill Lynch Institutional Tax-Exempt Fund’s Financial Statements	16
Merrill Lynch Funds For Institutions Series’ Notes to Financial Statements	18
Merrill Lynch Premier Institutional Portfolio’s Schedule of Investments	22
Merrill Lynch Premier Institutional Portfolio’s Financial Statements	26
Merrill Lynch Institutional Portfolio’s Schedule of Investments	28
Merrill Lynch Institutional Portfolio’s Financial Statements	31
Merrill Lynch Institutional Tax-Exempt Portfolio’s Schedule of Investments	33
Merrill Lynch Institutional Tax-Exempt Portfolio’s Financial Statements	61
Master Institutional Money Market Trust’s Notes to Financial Statements	63
BlackRock Privacy Principles	65
Availability of Quarterly Schedule of Investments	65

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: operating expenses, including administration fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on May 1, 2007 and held through October 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the on-going expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholders expenses would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During the Period* May 1, 2007 to October 31, 2007
Actual
Premier Institutional Fund	$1,000	$1,026.70	$0.82
Institutional Fund	$1,000	$1,026.30	$1.12
Government Fund	$1,000	$1,025.50	$1.07
Treasury Fund	$1,000	$1,021.60	$1.12
Institutional Tax-Exempt Fund	$1,000	$1,017.90	$1.12
Hypothetical (5% annual return before expenses)**
Premier Institutional Fund	$1,000	$1,024.40	$0.82
Institutional Fund	$1,000	$1,024.10	$1.12
Government Fund	$1,000	$1,024.15	$1.07
Treasury Fund	$1,000	$1,024.10	$1.12
Institutional Tax-Exempt Fund	$1,000	$1,024.10	$1.12

*	Expenses are equal to the Funds’ annualized expense ratio (0.16% for Premier Institutional Fund, 0.22% for Institutional Fund, 0.21% for Government Fund, 0.22% for Treasury Fund and 0.22% for Institutional Tax-Exempt Fund), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Since Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund are each a feeder fund, the expense table examples reflect the expenses of both the feeder fund and the master fund in which each invests.

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

Recent Performance Results

As of October 31, 2007	7-Day Net Annualized Yield	30-Day Net Annualized Yield	1-Year Net Yield
Premier Institutional Fund	5.16%	5.20%	5.23%
Institutional Fund	5.10%	5.15%	5.15%
Government Fund	4.77%	4.77%	5.04%
Treasury Fund	3.82%	3.74%	4.55%
Institutional Tax-Exempt Fund	3.32%	3.37%	3.49%

Performance data represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance data quoted. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Proxy Results

During the six-month period ended October 31, 2007, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund shareholders voted on the following proposal, which was approved at a special shareholders’ meeting on August 23, 2007. This proposal was part of the reorganization of the Trust’s Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

Merrill Lynch Premier Institutional Fund

		Shares Voted For	Shares Withheld From Voting
To elect the Trust’s Board of Trustees:	David O. Beim	2,585,920,240	9,984,504
	Richard S. Davis	2,585,920,240	9,984,504
	Ronald W. Forbes	2,585,920,240	9,984,504
	Henry Gabbay	2,585,920,240	9,984,504
	Dr. Matina Horner	2,585,920,240	9,984,504
	Rodney D. Johnson	2,585,920,240	9,984,504
	Herbert I. London	2,585,920,240	9,984,504
	Cynthia A. Montgomery	2,585,920,240	9,984,504
	Joseph P. Platt, Jr.	2,585,920,240	9,984,504
	Robert C. Robb, Jr.	2,585,920,240	9,984,504
	Toby Rosenblatt	2,585,920,240	9,984,504
	Kenneth L. Urish	2,585,920,240	9,984,504
	Frederick W. Winter	2,585,920,240	9,984,504

Merrill Lynch Institutional Fund

		Shares Voted For	Shares Withheld From Voting
To elect the Trust’s Board of Trustees:	David O. Beim	12,513,229,428	346,238,299
	Richard S. Davis	12,513,241,419	346,226,308
	Ronald W. Forbes	12,513,495,452	345,972,275
	Henry Gabbay	12,513,093,427	346,374,300
	Dr. Matina Horner	12,512,930,296	346,537,431
	Rodney D. Johnson	12,513,157,941	346,309,786
	Herbert I. London	12,513,221,879	346,245,848
	Cynthia A. Montgomery	12,513,554,950	345,912,777
	Joseph P. Platt, Jr.	12,512,930,296	346,537,431
	Robert C. Robb, Jr.	12,512,930,296	346,537,431
	Toby Rosenblatt	12,512,692,707	346,775,020
	Kenneth L. Urish	12,513,157,941	346,309,786
	Frederick W. Winter	12,513,033,931	346,433,796

Merrill Lynch Government Fund

		Shares Voted For	Shares Withheld From Voting
To elect the Trust’s Board of Trustees:	David O. Beim	345,782,758	86,602,067
	Richard S. Davis	345,782,758	86,602,067
	Ronald W. Forbes	345,782,758	86,602,067
	Henry Gabbay	345,782,758	86,602,067
	Dr. Matina Horner	345,782,758	86,602,067
	Rodney D. Johnson	345,782,758	86,602,067
	Herbert I. London	345,782,758	86,602,067
	Cynthia A. Montgomery	345,782,758	86,602,067
	Joseph P. Platt, Jr.	345,782,758	86,602,067
	Robert C. Robb, Jr.	345,782,758	86,602,067
	Toby Rosenblatt	345,782,758	86,602,067
	Kenneth L. Urish	345,782,758	86,602,067
	Frederick W. Winter	345,768,653	86,616,172

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 3

Merrill Lynch Treasury Fund

		Shares Voted For	Shares Withheld From Voting
To elect the Trust’s Board of Trustees:	David O. Beim	762,390,432	3,289,474
	Richard S. Davis	762,391,670	3,288,236
	Ronald W. Forbes	762,389,334	3,290,572
	Henry Gabbay	762,386,956	3,292,950
	Dr. Matina Horner	762,390,488	3,289,418
	Rodney D. Johnson	762,390,816	3,289,090
	Herbert I. London	762,391,670	3,288,236
	Cynthia A. Montgomery	762,389,635	3,290,271
	Joseph P. Platt, Jr.	762,388,194	3,291,712
	Robert C. Robb, Jr.	762,389,334	3,290,572
	Toby Rosenblatt	762,391,670	3,288,236
	Kenneth L. Urish	762,389,578	3,290,328
	Frederick W. Winter	762,388,194	3,291,712

Merrill Lynch Institutional Tax-Exempt Fund

		Shares Voted For	Shares Withheld From Voting
To elect the Trust’s Board of Trustees:	David O. Beim	11,455,366,410	301,694,093
	Richard S. Davis	11,455,332,773	301,727,730
	Ronald W. Forbes	11,455,336,198	301,724,305
	Henry Gabbay	11,451,361,992	305,698,511
	Dr. Matina Horner	11,455,366,410	301,694,093
	Rodney D. Johnson	11,455,264,768	301,795,735
	Herbert I. London	11,455,369,835	301,690,668
	Cynthia A. Montgomery	11,455,369,835	301,690,668
	Joseph P. Platt, Jr.	11,455,366,410	301,694,093
	Robert C. Robb, Jr.	11,455,366,410	301,694,093
	Toby Rosenblatt	11,455,332,773	301,727,730
	Kenneth L. Urish	11,455,264,768	301,795,735
	Frederick W. Winter	11,455,264,768	301,795,735

4 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities

October 31, 2007

Assets:
Investment in the Merrill Lynch Premier Institutional Portfolio, at amortized cost and value (Note 1a)	$32,538,888,338
Prepaid expense	213,748
Total assets	32,539,102,086
Liabilities:
Administration fee payable (Note 2)	2,645,492
Dividends payable	29,589,673
Accrued expenses	294,650
Total liabilities	32,529,815

Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 32,509,838,994 shares of beneficial interest outstanding)	$32,506,572,271
Net Assets Consist of:
Paid-in capital	$32,509,838,994
Accumulated net realized loss	(6,017,613)
Undistributed net investment income	2,750,890
Total	$32,506,572,271

Merrill Lynch Premier Institutional Fund
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Investment income allocated from the Merrill Lynch Premier Institutional Portfolio	$641,756,059
Expenses allocated from Merrill Lynch Premier Institutional Portfolio	(6,216,766)
Total investment income	635,539,293
Expenses:
Administration fee (Note 2)	11,886,257
Dividend and transfer agency fees	247,336
Printing and shareholder reports	145,251
Accounting services	124,720
Registration fees	119,505
Legal and audit fees	87,920
Insurance	58,209
Trustees’ fees	28,864
Miscellaneous	14,120
Total expense	12,712,182
Net investment income	622,827,111
Net realized gain from investment transactions allocated from Merrill Lynch Premier Institutional Portfolio	47,554
Net Increase in Net Assets Resulting From Operations	$622,874,665

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 5

Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase in Net Assets:

Operations:
Net investment income	$622,827,111	$923,113,076
Net realized gain (loss) from investment transactions	47,554	(3,315,698)
Net unrealized appreciation of investments	—	19,729,866
Net increase in net assets resulting from operations	622,874,665	939,527,244
Total declared as dividends to shareholders (Note 4)	(622,827,111)	(923,111,655)
Capital share transactions (Note 3)	12,597,878,222	3,071,189,682
Net increase in net assets	12,597,925,776	3,087,605,271

Net Assets:
Beginning of period	19,908,646,495	16,821,041,224
End of period, including undistributed net investment income of $2,750,890 and $2,703,336, respectively (Note 4)	$32,506,572,271	$19,908,646,495

Merrill Lynch Premier Institutional Fund
Financial Highlights

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.026		.051	.037	.018	.011	.016
Less Distributions:
Dividends from net investment income	(.026)		(.051)	(.037)	(.018)	(.011)	(.016)
Dividends from net realized gain	—		—	—	—	— (1)	—
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.67	%(2)	5.24%	3.79%	1.78%	1.06%	1.61%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$32,506,572		$19,908,646	$16,821,041	$18,752,104	$45,708,710	$44,576,660
Ratio of expenses to average net assets (before waiver)	.16	%(3)	.16%	.16%	.17%	.16%	.16%
Ratio of expenses to average net assets (after waiver)	—		.11%	.12%	—	—	—
Ratio of net investment income to average net assets (before waiver)	5.24	%(3)	5.09%	3.70%	1.68%	1.04%	1.59%
Ratio of net investment income to average net assets (after waiver)	—		5.13%	3.74%	—	—	—

(1)	Amount represents less than $0.01 per share.
(2)	Cumulative total return.
(3)	On an annualized basis.

See Notes to Financial Statements.

6 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Fund
Statement of Assets and Liabilities

October 31, 2007

Assets:
Investment in the Merrill Lynch Institutional Portfolio, at amortized cost and value (Note 1a)	$24,635,548,544
Prepaid expense	25,211
Total assets	24,635,573,755
Liabilities:
Administration fee payable (Note 2)	3,078,785
Dividends payable	3,143,591
Accrued expenses	699,964
Total liabilities	6,922,340
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 24,628,615,126 shares of beneficial interest outstanding)	$24,628,651,415
Net Assets Consist of:
Paid-in capital	$24,628,615,126
Accumulated net realized loss	(4,368)
Undistributed net investment income	40,657
Total	$24,628,651,415

Merrill Lynch Institutional Fund
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Interest and discount allocated from the Merrill Lynch Institutional Portfolio	$609,289,888
Expenses allocated from Merrill Lynch Institutional Portfolio	(5,925,317)
Total investment income	603,364,571
Expenses:
Administration fee (Note 2)	16,961,589
Dividend and transfer agency fees	1,140,075
Printing and shareholder reports	221,977
Legal and audit fees	124,727
Accounting services	112,154
Insurance	88,782
Registration fees	41,949
Trustees’ fees	29,904
Miscellaneous	43,995
Total expense	18,765,152
Net investment income	584,599,419
Net realized gain from investment transactions allocated from Merrill Lynch Institutional Portfolio	40,142
Net Increase in Net Assets Resulting From Operations	$584,639,561

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 7

Merrill Lynch Institutional Fund
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase in Net Assets:

Operations:
Net investment income	$584,599,419	$835,404,596
Net realized gain (loss) from investment transactions	40,142	(3,853)
Net unrealized appreciation of investments	—	6,891,219
Net increase in net assets resulting from operations	584,639,561	842,291,962
Total declared as dividends to shareholders (Note 4)	(584,599,419)	(835,404,596)
Capital share transactions (Note 3)	4,259,945,137	7,764,416,928
Net increase in net assets	4,259,985,279	7,771,304,294

Net Assets:
Beginning of period	20,368,666,136	12,597,361,842
End of period, including undistributed net investment income of $40,657 and $515, respectively (Note 4)	$24,628,651,415	$20,368,666,136

Merrill Lynch Institutional Fund
Financial Highlights

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.026		.051	.037	.017	.010	.015
Less Distributions:
Dividends from net investment income	(.026)		(.051)	(.037)	(.017)	(.010)	(.015)
Dividends from net realized gain	—		—	— (1)	—	— (1)	—
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.63	%(2)	5.17%	3.74%	1.72%	.97%	1.54%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$24,628,651		$20,368,666	$12,597,362	$9,392,799	$10,601,029	$11,659,019
Ratio of expenses to average net assets	.22	%(3)	.22%	.23%	.23%	.23%	.23%
Ratio of net investment income to average net assets	5.17	%(3)	5.07%	3.75%	1.69%	.96%	1.53%

(1)	Amount represents less than $0.01 per share.
(2)	Cumulative total return.
(3)	On an annualized basis.

See Notes to Financial Statements.

8 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government Agency Issues — 32.5%
Fannie Mae**	$42,500,000	5.25%	12/03/07	$42,306,767
**	129,162,000	4.71	01/02/08	128,127,628
	5,000,000	3.80	01/18/08	4,985,299
	108,727,000	4.88	01/22/08	107,558,002
	26,880,000	3.50	01/28/08	26,778,206
	19,900,000	3.88	02/01/08	19,828,909
	90,000,000	4.40	02/04/08	89,837,572
	9,465,000	5.10	02/22/08	9,471,140
	36,000,000	4.88	04/10/08	35,978,265
Federal Farm Credit Banks	25,000,000	3.30	08/11/08	24,762,616
Federal Home Loan Banks	5,000,000	5.00	11/21/07	5,000,000
	130,000,000	5.13	02/28/08	129,927,195
	10,000,000	4.00	03/10/08	9,955,317
	32,620,000	5.00	03/28/08	32,583,591
Freddie Mac	47,960,000	5.28	12/18/07	47,956,075
	25,000,000	5.00	12/27/07	25,002,199
	21,787,000	5.05	02/14/08	21,769,569
	11,000,000	4.45	03/06/08	10,991,724
	25,000,000	3.63	09/15/08	24,804,084
Fannie Mae D/N	31,374,000	4.91	11/21/07	31,288,419
	64,643,000	5.12	12/05/07	64,330,720
	120,000,000	4.55	12/28/07	119,135,500
	50,000,000	4.56	01/16/08	49,518,667
	50,000,000	4.65	01/16/08	49,509,167
	4,195,000	5.08	02/01/08	4,140,593
	100,000,000	4.45	03/12/08	98,368,333
Freddie Mac D/N	100,165,000	4.95	11/19/07	99,917,092
	100,000,000	4.91	11/26/07	99,659,028
	50,105,000	4.55	12/17/07	49,813,695
	100,000,000	5.05	02/11/08	98,570,583
	50,000,000	4.91	02/25/08	49,208,944
	50,000,000	4.31	02/29/08	49,281,667
	95,595,000	4.87	03/03/08	94,004,379
	20,361,000	4.88	03/03/08	20,021,514
	23,970,000	4.42	03/31/08	23,525,610
Total U.S. Government Agency Issues (Cost $1,797,918,069)				1,797,918,069

U.S. Government Agency Issues — Variable Rate — 19.4%
Federal Farm Credit Banks	50,000,000	4.96	06/13/08	49,994,712
	50,000,000	4.69	08/27/08	50,000,000
	175,000,000	4.80	09/15/09	174,984,238
Federal Home Loan Banks	50,000,000	4.94	03/14/08	49,992,853
	50,000,000	5.44	03/19/08	49,992,619
	200,000,000	5.54	09/17/08	199,949,036
	50,000,000	5.42	11/14/08	49,989,184
	200,000,000	5.24	02/11/09	200,000,000
	250,000,000	4.81	03/04/09	250,000,000
Total U.S. Government Agency Issues — Variable Rate (Cost $1,074,902,642)				1,074,902,642

Face Amount	Issue	Value (Note 1a)

Repurchase Agreements — 47.8%
$525,000,000	Credit Suisse Securities (USA) purchased on 10/31/07 to yield 4.96% to 11/01/07, repurchase price of $525,072,333, collateralized by Federal Home Loan Mortgage Corp Adjustable Rates 0% due from 01/01/34 to 10/01/37, and Fannie Mae Adjustable Rates 0% due from 02/12/32 to 05/01/42. Aggregate value of the collateral is $535,502,411.	$525,000,000
575,000,000	Deutsche Bank Securities Inc., purchased on 10/31/07 to yield 4.92% to 11/01/07, repurchase price of $575,078,583, collateralized by Ginnie Mae’s 5.50% – 7.00% due from 04/15/21 to 10/15/37, Fannie Mae Adjustable Rates 3.63% – 5.96% due from 12/01/09 to 10/01/37, Federal Home Loan Mortgage Corp. Participation Certificates 5.00% – 6.50% due from 09/01/33 to 10/01/37, and Federal Home Loan Mortgage Corp. Adjustable Rates 5.00% – 6.50% due from 06/01/22 to 08/01/37. Aggregate value of the collateral is $586,500,000.	575,000,000
300,000,000	Greenwich Capital Markets Inc., purchased on 10/31/07 to yield 4.95% to 11/01/07, repurchase price of $300,041,250, collateralized by Federal Home Loan Banks 2.75% – 3.875% due from 03/14/08 to 08/22/08, and Fannie Mae’s 5.50% – 6.50% due from 05/01/21 to 10/01/37. Aggregate value of the collateral is $306,004,327.	300,000,000
200,000,000	HSBC Securities (USA) Inc., purchased on 10/31/07 to yield 4.95% to 11/01/07, repurchase price of $200,027,500, collateralized by Ginnie Mae’s 5.00% – 6.50% due from 11/15/36 to 10/15/37. Aggregate value of the collateral is $204,004,993.	200,000,000
78,000,000	Lehman Brothers, Inc., purchased on 10/31/07 to yield 4.60% to 11/01/07, repurchase price of $78,009,967, collateralized by Resolution Funding Strips Principal 8.125% – 8.875% due from 10/15/19 to 01/15/30. Aggregate value of the collateral is $79,561,075.	78,000,000
25,000,000	Lehman Brothers, Inc., purchased on 10/31/07 to yield 4.88% to 11/01/07, repurchase price of $25,003,389, collateralized by Fannie Mae’s 5.50% – 7.00% due from 08/01/31 to 08/01/37. Aggregate value of the collateral is $25,502,121.	25,000,000
442,852,000	Morgan Stanley & Co., Inc, purchased on 10/31/07 to yield 4.90% to 11/01/07, repurchase price of $442,912,277, collateralized by Fannie Mae’s 4.275% – 7.40% due from 07/01/22 to 05/01/37 and Freddie Macs’s 4.47% – 6.30% due from 10/01/34 to 08/01/37. Aggregate value of the collateral is $453,805,005.	442,852,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 9

Merrill Lynch Government Fund
Schedule of Investments (concluded)

Face Amount	Issue	Value (Note 1a)

Repurchase Agreements — (concluded)
$500,000,000	UBS Securities LLC, purchased on 10/31/07 to yield 4.94% to 11/01/07, repurchase price of $500,068,611, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rates 0% due from 03/01/35 to 10/01/37 and Fannie Mae Adjustable Rates 0% due from 12/01/33 to 10/01/37. Aggregate value of the collateral is $510,002,329.	$500,000,000
Total Repurchase Agreements (Cost $2,645,852,000)		2,645,852,000
Total Investments — 99.7% (Cost $5,518,672,711)		5,518,672,711
Other Assets in Excess of Liabilities — 0.3%		15,054,959
Net Assets — Equivalent to $1.00 Per Share on 5,533,738,971 Shares of Beneficial Interest Outstanding — 100.0%		$5,533,727,670

Note — Costs for federal income tax purposes is $5,518,672,711.
*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
**	Represents an interest in a pool of FNMA discounted mortgage backed securities.

See Notes to Financial Statements.

10 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Government Fund
Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities subject to repurchase agreements	$2,645,852,000
Investments in other marketable securities	2,872,820,711
Total investments, at amortized cost and value (Note 1a)		$5,518,672,711
Cash		4,965,107
Interest receivable		13,294,058
Prepaid expense		13,953
Total assets		5,536,945,829
Liabilities:
Advisory fee payable (Note 2)		879,932
Dividends payable		2,188,076
Accrued expenses		150,151
Total liabilities		3,218,159
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 5,533,738,971 shares of beneficial interest outstanding)		$5,533,727,670
Net Assets Consist of:
Paid-in capital		$5,533,738,971
Accumulated net realized loss		(11,301)
Total		$5,533,727,670

Merrill Lynch Government Fund
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Interest and discount earned		$98,228,628
Expenses:
Investment advisory fee (Note 2)	$5,880,060
Dividend and transfer agency fees	112,759
Accounting and custodian services	86,633
Printing and shareholder reports	22,787
Legal and audit fees	11,160
Insurance	8,043
Trustees’ fees	4,742
Registration fees	1,846
Miscellaneous	10,856
Total expense	6,138,886
Waived investment advisory fee (Note 2)	(2,090,248)	4,048,638
Net investment income		94,179,990
Net realized loss from investment transactions		(11,301)
Net Increase in Net Assets Resulting From Operations		$94,168,689

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 11

Merrill Lynch Government Fund
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase in Net Assets:

Operations:
Net investment income	$94,179,990	$126,159,022
Net realized loss from investment transactions	(11,301)	—
Net unrealized appreciation of investments	—	2,266,183
Net increase in net assets resulting from operations	94,168,689	128,425,205
Total declared as dividends to shareholders (Note 4)	(94,179,990)	(126,159,022)
Capital share transactions (Note 3)	2,717,955,133	600,319,078
Net increase in net assets	2,717,943,832	602,585,261

Net Assets:
Beginning of period	2,815,783,838	2,213,198,577
End of period	$5,533,727,670	$2,815,783,838

Merrill Lynch Government Fund
Financial Highlights

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.025		.049	.036	.017	.009	.015
Less Distributions:
Dividends from net investment income	(.025)		(.049)	(.036)	(.017)	(.009)	(.015)
Dividends from net realized gain	—		—	— (1)	—	— (1)	—
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.55	%(2)	5.06%	3.67%	1.67%	.94%	1.52%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$5,533,728		$2,815,784	$2,213,199	$3,370,912	$5,559,034	$5,334,131
Ratio of expenses to average net assets (before waiver)	.32	%(3)	.34%	.34%	.33%	.34%	.33%
Ratio of expenses to average net assets (after waiver)	.21	%(3)	.23%	.22%	.22%	.23%	.22%
Ratio of net investment income to average net assets (before waiver)	4.86	%(3)	4.85%	3.44%	1.47%	.82%	1.39%
Ratio of net investment income to average net assets (after waiver)	4.97	%(3)	4.97%	3.56%	1.58%	.93%	1.50%

(1)	Amount represents less than $0.01 per share.
(2)	Cumulative total return.
(3)	On an annualized basis.

See Notes to Financial Statements.

12 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government Issues — 113.0%
U.S. Treasury Bills	$7,594,000	3.45%	11/01/07	$7,594,000
	1,539,000	3.48	11/01/07	1,539,000
	43,527,000	3.50	11/01/07	43,527,000
	220,000,000	3.52	11/01/07	220,000,000
	65,000,000	4.01	11/01/07	65,000,000
	300,000	4.02	11/01/07	300,000
	14,040,000	4.77	11/01/07	14,040,000
	7,548,000	3.57	11/08/07	7,542,760
	50,000,000	3.65	11/08/07	49,964,514
	65,000,000	3.71	11/08/07	64,953,173
	50,000,000	3.88	11/08/07	49,962,326
	38,349,000	3.90	11/08/07	38,319,919
	12,372,000	3.96	11/08/07	12,362,486
	3,887,000	4.10	11/08/07	3,883,905
	20,000,000	4.78	11/08/07	19,981,401
	50,000,000	3.60	11/15/07	49,930,000
	50,000,000	3.67	11/15/07	49,928,639
	18,977,000	3.71	11/15/07	18,949,620
	135,000,000	3.73	11/15/07	134,804,175
	5,140,000	3.78	11/15/07	5,132,444
	100,000,000	4.14	11/15/07	99,839,000
	100,000,000	4.15	11/15/07	99,838,514
	125,000,000	4.66	11/15/07	124,773,424
	5,296,000	3.87	11/23/07	5,283,491
	52,045,000	3.90	11/23/07	51,920,959
	91,000,000	3.95	11/23/07	90,780,336
	15,000,000	4.80	11/23/07	14,955,991
	229,000,000	3.92	11/29/07	228,302,695
	61,180,000	4.00	11/29/07	60,989,662
	116,000,000	4.01	11/29/07	115,638,598
	50,000,000	3.91	12/06/07	49,810,174
	869,000	3.97	12/06/07	865,649
	13,941,000	4.01	12/06/07	13,886,650
	50,000,000	3.98	12/20/07	49,729,139
	50,000,000	4.05	12/20/07	49,724,715
	50,000,000	4.06	12/20/07	49,723,626
	20,000,000	3.85	01/03/08	19,865,425
	50,000,000	3.86	01/03/08	49,662,250
	108,675,000	3.91	01/03/08	107,931,391
	50,000,000	4.02	01/03/08	49,648,688
	100,000,000	3.93	01/10/08	99,235,833
	113,916,000	3.94	01/10/08	113,043,277
	100,000,000	3.96	01/10/08	99,230,972
	9,000,000	3.88	01/17/08	8,925,406
	206,109,000	4.16	01/17/08	204,275,088
	100,000,000	3.90	01/24/08	99,090,000
	63,357,000	3.91	01/24/08	62,778,825
	50,000,000	3.89	01/31/08	49,508,979
	6,749,000	3.94	01/31/08	6,681,784
	40,000,000	3.95	01/31/08	39,600,864

U.S. Government Issues — (concluded)
U.S. Treasury Notes	$100,000,000	4.25%	11/30/07	$100,005,665
	51,000,000	3.38	02/15/08	50,887,873
	32,500,000	4.63	03/31/08	32,572,797
Total Investments — 113.0% (Cost $3,156,723,102)				3,156,723,102
Liabilities in Excess of Other Assets — (13.0%)				(363,555,206)
Net Assets — Equivalent to $1.00 Per Share on 2,792,946,232 Shares of Beneficial Interest Outstanding — 100.0%				$2,793,167,896

Note — Costs for federal income tax purposes is $3,156,723,102.
*	U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of the purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 13

Merrill Lynch Treasury Fund
Statement of Assets and Liabilities

October 31, 2007

Assets:
Total investments, at amortized cost and value (Note 1a)	$3,156,723,102
Cash	2,353,761
Receivable for investments sold	133,283,377
Interest receivable	2,284,502
Prepaid expense	3,997
Total assets	3,294,648,739
Liabilities:
Advisory fee payable (Note 2)	474,382
Payable for investments purchased	500,722,582
Dividends payable	182,604
Accrued expenses	101,275
Total liabilities	501,480,843
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 2,792,945,232 shares of beneficial interest outstanding)	$2,793,167,896
Net Assets Consist of:
Paid-in capital	$2,792,945,232
Undistributed net investment income	222,664
Total	$2,793,167,896

Merrill Lynch Treasury Fund
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Interest and discount earned		$45,761,119
Expenses:
Investment advisory fee (Note 2)	$3,405,861
Dividend and transfer agency fees	98,492
Accounting and custodian services	84,019
Registration fees	35,682
Printing and shareholder reports	15,233
Legal and audit fees	10,591
Insurance	8,826
Trustees’ fees	5,237
Miscellaneous	22,114
Total expense	3,686,055
Waived investment advisory fee (Note 2)	(1,271,441)	2,414,614
Net investment income		43,346,505
Net realized gain from investment transactions		198,701
Net Increase in Net Assets Resulting From Operations		$43,545,206

See Notes to Financial Statements.

14 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$43,346,505	$68,659,189
Net realized gain from investment transactions	198,701	30,457
Net unrealized appreciation of investments	—	48,729
Net increase in net assets resulting from operations	43,545,206	68,738,375
Total declared as dividends to shareholders (Note 4)	(43,346,505)	(68,659,189)
Net realized gain distributed to shareholders (Note 4)	—	(6,494)
Capital share transactions (Note 3)	1,443,779,822	(20,497,913)
Net increase (decrease) in net assets	1,443,978,523	(20,425,221)

Net Assets:
Beginning of period	1,349,189,373	1,369,614,594
End of period, including undistributed net investment income of $222,664 and $23,963, respectively (Note 4)	$2,793,167,896	$1,349,189,373

Merrill Lynch Treasury Fund
Financial Highlights

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.021		.048	.034	.015	.008	.014
Less Distributions:
Dividends from net investment income	(.021)		(.048)	(.034)	(.015)	(.008)	(.014)
Dividends from net realized gain	—		—	— (1)	—	—	—
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.16	%(2)	4.87%	3.43%	1.52%	.80%	1.37%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$2,793,168		$1,349,189	$1,369,615	$1,734,266	$1,344,073	$1,487,986
Ratio of expenses to average net assets (before waiver)	.34	%(3)	.35%	.36%	.36%	.36%	.35%
Ratio of expenses to average net assets (after waiver)	.22	%(3)	.23%	.23%	.23%	.23%	.22%
Ratio of net investment income to average net assets (before waiver)	3.93	%(3)	4.64%	3.20%	1.45%	.66%	1.19%
Ratio of net investment income to average net assets (after waiver)	4.05	%(3)	4.76%	3.33%	1.58%	.79%	1.32%

(1)	Amount represents less than $0.01 per share.
(2)	Cumulative total return.
(3)	On an annualized basis.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 15

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities

October 31, 2007

Assets:
Investment in the Merrill Lynch Institutional Tax-Exempt Portfolio, at amortized cost and value (Note 1a)	$18,540,596,233
Prepaid expense	214,552
Total assets	18,540,810,785
Liabilities:
Administration fee payable (Note 2)	2,370,830
Dividends payable	587,671
Accrued expenses	337,287
Total liabilities	3,295,788
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 18,536,596,913 shares of beneficial interest outstanding)	$18,537,514,997
Net Assets Consist of:
Paid-in capital	$18,536,689,075
Accumulated net realized gain	327,563
Undistributed net investment income	498,359
Total	$18,537,514,997

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Interest allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	$324,290,979
Expenses allocated from Merrill Lynch Institutional Tax-Exempt Portfolio	(4,542,958)
Total investment income	319,748,021
Expenses:
Administration fee (Note 2)	12,992,065
Dividend and transfer agency fees	943,146
Accounting services	160,292
Printing and shareholder reports	96,002
Legal and audit fees	68,387
Registration fees	62,300
Insurance	44,403
Trustees’ fees	22,700
Miscellaneous	26,694
Total expense	14,415,989
Net investment income	305,332,032
Net realized gain on investment transactions allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	491,248
Net Increase in Net Assets Resulting From Operations	$305,823,280

See Notes to Financial Statements.

16 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase in Net Assets:

Operations:
Net investment income	$305,332,032	$523,133,469
Net realized gain from investment transactions	491,248	365,414
Net increase in net assets resulting from operations	305,823,280	523,498,883
Total declared as dividends to shareholders (Note 4)	(305,331,928)	(523,133,359)
Capital share transactions (Note 3)	3,625,198,908	851,186,413
Net increase in net assets	3,625,690,260	851,551,937

Net Assets:
Beginning of period	14,911,824,737	14,060,272,800
End of period, including undistributed net investment income of $498,359 and $7,007, respectively (Note 1f and Note 4)	$18,537,514,997	$14,911,824,737

Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	.018		.034	.026	.014	.008	.01
Less Distributions:
Dividends from net investment income	(.018)		(.034)	(.026)	(.014)	(.008)	(.01)
Dividends from net realized gain	—		—	—	— (1)	—	—
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.79	%(2)	3.47%	2.68%	1.38%	.85%	1.23%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$18,537,515		$14,911,825	$14,060,273	$12,618,574	$11,023,313	$8,185,521
Ratio of expenses to average net assets	.22	%(3)	.22%	.22%	.22%	.22%	.22%
Ratio of net investment income, to average net assets	3.53	%(3)	3.41%	2.66%	1.40%	.84%	1.19%

(1)	Amount represents less than $0.01 per share.
(2)	Cumulative total return.
(3)	On an annualized basis.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 17

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management invest- ment company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Govern- ment Fund, Merrill Treasury Fund and Merrill Lynch Institutional Tax Exempt Fund, (collectively, the “Funds”). The Trust’s financial state- ments are prepared in accordance with accounting principles generally accepted in the United States of America, which may require manage- ment to make certain estimates and assumptions at the date of the financial statements.

The Premier Institutional, Institutional and Institutional Tax Exempt Funds (the “Feeder Funds”) invest all of their investable assets in interests in the Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, and Merrill Lynch Institutional Tax-Exempt Portfolio (the “Mas- ter Funds”), respectively, each a registered investment company having the same investment objective and strategies as the Feeder Funds.

The value of the Feeder Funds’ investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approxi- mately 100% for each of the Feeder Funds at October 31, 2007). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of securities by each of the Master Funds is discussed in Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. Prior to April 2, 2007, the value of the Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith in accordance with procedures approved by the Board of Trustees (the “Trustees”) of the Trust. In determining fair value, securities for which market quotations were readily available were valued at market value. Other securities, if any, were valued at their fair value in the best judgement of BlackRock Advi- sors, LLC (“BlackRock”) under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less were valued by use of the amortized cost method. Effective April 2, 2007, the value of the Government Fund and the Treasury Fund portfolio securi- ties are valued pursuant to the “amortized cost method” which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the fair market value of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Funds seek to maintain a net asset value of $1.00, although there is no assurance that they will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

In September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time its impact on the Funds’ financial statements has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facili- tate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, manage- ment is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

(b) It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no federal income tax provision is required.

Effective October 31, 2007, the Trust implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 does not have a material impact on the Trust’s financial statements. The Trust files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s tax returns remains open for the years ended October 31, 2003 through October 31, 2006.

18 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements (continued)

(c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on invest- ments are computed on the basis of identified cost of security sold.

The Feeder Funds’ net investment income includes the Feeder Funds’ pro-rata share of the net investment income of the respective Mas- ter Funds.

The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

(d) Prepaid registration fees are charged to income as the related shares are sold.

(e) Repurchase agreements — The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or pri- mary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

(f) Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. In the Merrill Lynch Treasury Fund, for the year ended April 30, 2007, $23,963 has been reclassified between accumulated net realized gain and undis- tributed net investment income as a result of proper characterization of distributions. In the Merrill Lynch Institutional Tax-Exempt Fund, for the year ended April 30, 2007, $110 has been reclassified between undis- tributed net investment income and accumulated net realized gain as a result of differences attributable to amortization methods on fixed income securities. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Fees and Other Transactions with Affiliates

BlackRock, an indirect, wholly owned subsidiary of BlackRock, Inc. acts as the investment advisor for the Government and Treasury funds pursuant to an investment advisory agreement with the Trust. Each Fund has also entered into a separate Distribution Agreement with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. (“BDI”) (each, a “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

BlackRock provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

Percentage of Average Daily Net Assets
Government Fund and Treasury Fund	.35% up to and including $500,000,000 plus .335% over $500,000,000 up to and including $750,000,000 plus .32% over $750,000,000 up to and including $1,000,000,000 plus .30% over $1,000,000,000

BlackRock has agreed to waive a portion of its advisory fees for the Gov- ernment and Treasury Funds. The effective fee payable to BlackRock will be at the annual rate of 0.20% for each of the Government and Treasury Funds’ average daily net assets. BlackRock may discontinue waiver of the fee in whole or in part at any time without notice.

For the six months ended October 31, 2007, FAM and BlackRock each waived a portion of its fees amounting to a total of $2,090,248 for the Government Fund and $1,271,441 for the Treasury Fund.

BlackRock has with respect to the Government and Treasury Funds entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Advisor”), an affiliate, under which BlackRock pays the Sub-Advisor for the services it provides to the Government and Treasury Funds a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock receives from each Fund. The Sub-Adviser is responsible for the day-to-day management of the Government and Treasury Funds.

BlackRock provides certain administrative services to the Premier Institu- tional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets. BlackRock has voluntarily agreed to waiver a portion of the administrative fee for the Premier Institutional Fund. BlackRock may discontinue waiver of the fee in whole or in part at any time without notice.

All officers and certain trustees of the Trust are affiliated with BlackRock, Inc.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 19

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements (continued)

Transactions in shares at a constant net asset value of $1.00 per share were as follows:

Premier Institutional Fund	Period Ended October 31, 2007	Year Ended April 30, 2007
Shares sold	123,812,825,609	172,642,819,285
Shares issued to shareholders in reinvestment of dividends	510,377,533	816,559,618
Total	124,323,203,142	173,459,378,903
Shares redeemed	(111,725,324,920)	(170,388,189,221)
Net increase	12,597,878,222	3,071,189,682

Institutional Fund	Period Ended October 31, 2007	Year Ended April 30, 2007
Shares sold	40,909,470,371	63,977,276,640
Shares issued to shareholders in reinvestment of dividends	568,627,700	808,293,602
Total	41,478,098,071	64,785,570,242
Shares redeemed	(37,218,152,934)	(57,021,153,314)
Net increase	4,259,945,137	7,764,416,928

Government Fund	Period Ended October 31, 2007	Year Ended April 30, 2007
Shares sold	13,799,265,237	11,794,944,669
Shares issued to shareholders in reinvestment of dividends	85,579,068	118,196,783
Total	13,884,844,305	11,913,141,452
Shares redeemed	(11,166,889,172)	(11,312,822,374)
Net increase	2,717,955,133	600,319,078

Treasury Fund	Period Ended October 31, 2007	Year Ended April 30, 2007
Shares sold	6,222,563,035	3,322,732,888
Shares issued to shareholders in reinvestment of dividends	41,078,881	67,195,531
Total	6,263,641,916	3,389,928,419
Shares redeemed	(4,819,862,094)	(3,410,426,332)
Net increase (decrease)	1,443,779,822	(20,497,913)

Institutional Tax-Exempt Fund	Period Ended October 31, 2007	Year Ended April 30, 2007
Shares sold	30,267,587,708	49,676,676,567
Shares issued to shareholders in reinvestment of dividends	296,081,828	503,736,319
Total	30,563,669,536	50,180,412,886
Shares redeemed	(26,938,470,628)	(49,329,226,473)
Net increase	3,625,198,908	851,186,413

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income excluding realized gains or losses, if any, on investments. Dividends for the Institutional Tax-Exempt Fund are declared from net investment income excluding discounts earned other than original issue discounts. Net realized capital gains for each fund, if any, are normally distributed annually, after deducting prior years’ loss carryovers. Each Fund may distribute capital gains more frequently than annually in order to maintain the Fund’s net asset value at $1.00 per share.

The tax character of distributions paid during the fiscal year ended April 30, 2007 was as follows:

Premier Institutional Fund
04/30/2007
Distributions paid from:
Ordinary income	$923,111,655
Total taxable distributions	$923,111,655

Institutional Fund
04/30/2007
Distributions paid from:
Ordinary income	$835,404,596
Long-term capital gains	—
Total taxable distributions	$835,404,596

Government Fund
04/30/2007
Distributions paid from:
Ordinary income	$126,159,022
Long-term capital gains	—
Total taxable distributions	$126,159,022

Treasury Fund
04/30/2007
Distributions paid from:
Ordinary income	$68,665,683
Total taxable distributions	$68,665,683

Institutional Tax-Exempt Fund
04/30/2007
Distributions paid from:
Tax-exempt income	$523,133,359
Long-term capital gains	—
Total tax-exempt distributions	$523,133,359

20 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Funds For Institutions Series
Notes to Financial Statements (concluded)

As of April 30, 2007, the components of accumulated earnings on a tax basis were as follows:

Premier Institutional Fund
Undistributed ordinary income — net	$2,703,336
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$2,703,336
Capital loss carryforward	$(2,691,836	)*
Post October loss	(3,317,669)
Unrealized losses — net	(8,108	)**
Total accumulated losses — net	$(6,017,613)

*	On April 30, 2007, the Fund had a net capital loss carryforward of $2,691,836 which expires in 2014.

**	Represents a book-basis to tax-basis difference due to the deferral of losses on wash sales.

Institutional Fund
Undistributed ordinary income — net	$515
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$515
Capital loss carryforward	$(515)*
Post October loss	(3,853)
Total accumulated losses — net	$(4,368)

*	On April 30, 2007, the Fund had a net capital loss carryforward of $515 which expires in 2015.

Government Fund
Undistributed ordinary income — net	$—
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$—
Capital loss carryforward	$—
Post October loss	—
Total accumulated losses — net	$—

Treasury Fund
Undistributed ordinary income — net	$23,963
Undistributed long-term capital gains — net	—
Total undistributed earnings — net	$23,963
Capital loss carryforward	$—
Post October loss	—
Total accumulated losses — net	$—

Institutional Tax-Exempt Fund
Undistributed tax-exempt income — net	$7,007
Undistributed long-term capital gains — net	327,563
Total undistributed earnings — net	$334,570
Capital loss carryforward	$—
Post October loss	—
Total accumulated losses — net	$—

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 21

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Certificates of Deposit — Variable Rate — 3.6%
Bank of Nova Scotia, NY	$190,315,000	5.07%	07/03/08	$190,264,115
Calyon, NY	225,000,000	5.08	04/02/08	224,971,783
	25,000,000	5.05	08/13/08	24,968,221
Chase Bank USA	165,000,000	5.13	04/15/08	165,000,000
	225,000,000	5.13	04/16/08	225,000,000
State Street Bank	150,000,000	5.02	12/17/07	150,000,000
& Trust Company
Wachovia Bank N.A.	165,000,000	5.32	02/06/08	165,000,000
Wells Fargo Bank N.A.	44,000,000	4.78	11/19/07	44,000,000
Total Certificates of Deposit — Variable Rate (Cost $1,189,204,119)				1,189,204,119

Yankee Certificates of Deposit — 24.6%
ABN Amro	500,000,000	5.19	01/10/08	500,000,000
Bank NV, Chicago
Banco Bilbao Vizcaya	100,000,000	5.60	12/04/07	100,000,000
Argentaria, S.A. NY	110,000,000	5.15	01/15/08	110,000,000
	100,000,000	5.17	01/16/08	100,003,125
	95,815,000	5.07	04/02/08	95,816,985
Bank of Ireland	37,720,000	5.35	02/15/08	37,720,000
(Stamford Branch)
Bank of Montreal,	203,000,000	5.10	11/05/07	203,000,000
Chicago Branch	150,000,000	5.18	12/28/07	150,000,000
	93,310,000	5.10	04/01/08	93,310,000
Bank of Scotland	336,000,000	5.51	11/29/07	336,000,000
Plc, NY	400,000,000	5.20	01/03/08	400,000,000
	175,000,000	5.33	10/27/08	175,000,000
Barclays Bank Plc, NY	250,000,000	5.18	12/03/07	250,000,000
	100,000,000	5.05	12/10/07	100,000,000
Banque Nationale	300,015,000	5.31	11/20/07	300,015,000
De Paris, NY
Canadian Imperial Bank	200,000,000	5.32	11/02/07	200,000,000
of Commerce, NY	182,410,000	5.33	11/05/07	182,410,000
	74,105,000	5.28	02/07/08	74,105,000
	265,025,000	5.09	04/01/08	265,025,000
Depfa Bank Plc, NY	175,000,000	5.32	11/01/07	175,000,000
Deutsche Bank AG, NY	224,765,000	5.39	03/11/08	224,765,000
Fortis Bank SA/NV, NY	500,000,000	5.16	01/03/08	500,000,000
	357,700,000	5.28	02/07/08	357,702,370
	250,000,000	5.30	02/11/08	250,000,000
HBOS Treasury	50,000,000	5.70	12/04/07	50,000,000
Services, Plc NY
Industrial Bank	178,000,000	5.15	11/05/07	178,000,000
of Japan LTD
Natixis, NY	550,000,000	5.14	01/03/08	550,000,000
	75,000,000	5.42	07/10/08	75,194,739
Nordea Bank	250,000,000	5.64	12/07/07	250,000,000
Finland Plc., NY	62,865,000	5.31	02/15/08	62,865,901
	88,035,000	4.91	06/23/08	88,040,539
Royal Bank of	300,000,000	5.68	12/12/07	300,000,000
Scotland, NY	400,000,000	5.20	01/09/08	400,000,000
Svenska	243,235,000	5.50	11/13/07	243,235,000
Handelsbanken, NY	300,000,000	5.49	11/21/07	300,000,000
	164,005,000	5.27	02/07/08	164,005,000

Yankee Certificates of Deposit — (concluded)
Unicredito Italiano, NY	$150,000,000	5.39%	03/20/08	$150,002,839
Total Yankee Certificates of Deposit (Cost $7,991,216,498)				7,991,216,498

Corporate Notes — Variable Rate — 4.2%
Arkle Master Issuer PLC	49,500,000	5.03	11/17/07	49,500,000
Arkle 06-1
ASIF Global	118,000,000	4.97	09/22/08	118,000,000
Finance XXX (b)
Bank of Ireland (b)	53,800,000	5.01	09/18/08	53,800,000
HSBC Finance Corp.	247,000,000	4.94	09/23/08	247,000,000
Lehman Brothers	150,000,000	5.08	08/22/08	150,000,000
Holdings Inc. (b)
Northern Rock Plc (b)	215,000,000	5.81	07/08/08	215,000,000
Premium Asset	150,000,000	5.15	08/15/08	150,000,000
Trust, GEFA (b)
Skandinaviska Enskilda	47,000,000	5.70	09/05/08	47,000,000
Banken AB (b)	200,000,000	5.12	09/08/08	200,000,000
Westpac	124,000,000	5.79	10/10/08	124,000,000
Banking Corp. (b)
Total Corporate Notes — Variable Rate (Cost $1,354,300,000)				1,354,300,000

Medium Term Notes — Variable Rate — 3.5%
American Express	82,775,000	5.37	10/10/08	82,775,000
Bank FSB
Australia and New Zealand	49,720,000	5.64	07/03/08	49,720,000
Banking Group Limited (b)
Citigroup Funding Inc.	240,850,000	5.50	08/13/08	240,850,000
Cullinan Finance Corp. (b)(c)	136,455,000	4.85	06/25/08	136,446,164
Fifth Third Bancorp (b)	300,000,000	4.95	08/22/08	300,000,000
Pricoa Global Funding I (b)	20,000,000	5.78	09/12/08	19,987,145
Royal Bank of	300,000,000	5.35	09/26/08	300,000,000
Scotland Group PLC (b)
Wachovia Bank of	10,000,000	5.20	10/03/08	9,984,948
North Carolina, N.A.
Total Medium Term Notes — Variable Rate (Cost $1,139,763,257)				1,139,763,257

Master Notes — Variable Rate — 3.6%
Genworth Life	50,000,000	5.21	11/01/07	50,000,000
Insurance Company (a)
Hartford Life	50,000,000	5.20	01/01/08	50,000,000
Insurance Company (a)	20,000,000	5.19	10/23/08	20,000,000
ING USA Annuity	90,000,000	5.22	02/23/08	90,000,000
& Life Insurance Co. (a)
Metlife Global	125,500,000	5.15	11/06/07	125,500,000
Funding I (b)	108,000,000	5.19	09/12/08	108,000,000
Metlife Insurance Company	35,000,000	5.16	03/03/08	35,000,000
of Connecticut (a)	210,000,000	5.22	09/02/08	210,000,000
Morgan Stanley Mortgage	50,000,000	5.19	05/09/08	50,000,000
Capital Inc. (a)	77,946,000	5.19	10/31/08	77,946,000
New York Life	220,000,000	5.29	07/13/08	220,000,000
Insurance Company (a)

See Notes to Financial Statements.

22 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Master Notes — Variable Rate — (concluded)
Transamerica Life	$125,000,000	5.18%	08/01/08	$125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $1,161,446,000)				1,161,446,000

Time Deposits — 3.0%
Branch Banking and	790,811,000	4.56	11/01/07	790,811,000
Trust Company
Credit Suisse	200,000,000	4.63	11/01/07	200,000,000
Total Time Deposits (Cost $990,811,000)				990,811,000

Commercial Paper — 48.4%
Amstel Funding Corp.	100,789,000	6.25	11/13/07	100,579,023
	175,000,000	5.95	11/27/07	174,247,986
	215,715,000	6.18	12/05/07	214,455,943
	129,941,000	6.20	12/06/07	129,157,745
	219,442,000	6.18	12/10/07	217,972,836
	178,745,000	5.00	01/22/08	176,709,293
Amsterdam Funding Corp	70,000,000	5.16	12/03/07	69,678,933
Banco Bilbao Vizcaya	150,000,000	5.15	12/19/07	148,970,000
Argentaria Puerto Rico
Bank of	290,000,000	5.19	11/28/07	288,872,263
America Corporation	300,000,000	5.52	12/12/07	298,114,000
	400,000,000	4.99	12/28/07	396,839,667
	100,000,000	4.80	01/10/08	99,066,667
	125,000,000	5.09	01/11/08	123,746,406
	275,000,000	5.32	02/08/08	270,976,750
	116,115,000	5.20	02/14/08	114,355,616
Bank of Scotland Treasury	425,000,000	4.71	04/23/08	415,324,875
Barton Capital LLC	200,000,000	5.80	11/16/07	199,516,667
	103,000,000	4.81	11/19/07	102,752,285
Bryant Park Funding LLC	106,922,000	5.17	11/30/07	106,476,700
Cafco, LLC	150,000,000	5.45	11/08/07	149,841,042
	78,500,000	5.05	11/30/07	78,180,658
	101,965,000	4.90	12/14/07	101,368,222
	62,900,000	5.14	02/07/08	62,019,889
Cancara Asset	198,800,000	5.56	11/13/07	198,431,557
Securitisation LLC	112,735,000	5.58	11/13/07	112,525,313
	104,790,000	6.00	12/12/07	104,073,935
Chariot Funding LLC	150,500,000	5.80	11/26/07	149,893,819
	203,000,000	6.05	12/10/07	201,669,504
Charta LLC	210,000,000	5.75	11/13/07	209,597,500
	24,705,000	5.05	11/30/07	24,604,499
	56,810,000	4.90	12/14/07	56,477,504
	24,900,000	5.14	02/07/08	24,551,594
	40,350,000	5.14	02/08/08	39,779,653
Ciesco LLC	30,000,000	5.75	11/13/07	29,942,500
	150,000,000	6.13	12/05/07	149,131,583
	23,750,000	5.14	02/07/08	23,417,685
Citigroup Funding Inc.	69,660,000	5.11	11/16/07	69,511,682
	46,440,000	5.11	11/19/07	46,321,346
	94,700,000	5.00	11/20/07	94,450,097
	150,000,000	4.75	02/21/08	147,785,667
	150,000,000	4.77	02/27/08	147,654,750
Clipper Receivables Co LLC	73,650,000	4.96	11/20/07	73,457,201

Commercial Paper — (continued)
CRC Funding LLC	$50,000,000	5.85%	11/28/07	$49,780,625
	46,175,000	5.05	11/30/07	45,987,158
	150,000,000	4.92	12/03/07	149,344,000
	52,200,000	5.14	02/07/08	51,469,606
Dexia Delaware LLC	300,000,000	5.05	01/11/08	297,012,083
Falcon Asset Securitization	201,000,000	5.15	11/16/07	200,568,687
Company LLC	257,550,000	5.75	11/16/07	256,932,953
	75,000,000	5.97	12/03/07	74,602,000
Fortis Banque	180,000,000	4.79	04/25/08	175,784,800
Luxembourg SA
General Electric	400,000,000	4.95	01/16/08	395,824,222
Capital Corporation	350,000,000	4.64	04/22/08	342,195,778
General Electric	25,000,000	4.61	03/24/08	24,539,000
Capital Services, Inc.
General Electric Co.	300,000,000	4.95	12/27/07	297,690,000
	550,000,000	4.94	12/31/07	545,471,667
Govco LLC	75,000,000	6.00	12/07/07	74,550,000
Grampian Funding LLC	238,365,000	5.58	11/15/07	237,847,748
	172,460,000	5.19	11/19/07	172,012,897
JP Morgan Chase & Co.	600,000,000	4.97	04/01/08	587,403,000
	110,000,000	4.83	04/17/07	107,520,600
Jupiter Securitization	51,425,000	4.98	11/16/07	51,318,293
Company LLC
KittyHawk Funding Corp	113,450,000	4.91	12/20/07	112,691,807
Lexington Parker	52,750,000	5.20	11/14/07	52,650,947
Capital CP	160,000,000	6.07	11/16/07	159,595,333
Lockhart Funding LLC	135,000,000	5.30	11/01/07	135,000,000
Mont Blanc Capital Corp	83,000,000	4.93	11/20/07	82,784,039
Morgan Stanley	145,000,000	5.56	11/14/07	144,708,872
Nordea North	54,000,000	4.77	04/18/08	52,790,805
America Inc, DE
Old Line Funding LLC	87,169,000	5.18	11/09/07	87,068,659
	80,799,000	4.94	01/18/08	79,934,181
	91,165,000	4.94	01/22/08	90,140,229
Park Avenue	81,000,000	6.12	11/15/07	80,807,220
Receivables Co LLC
Raiffeisen Zentralbank	122,568,000	4.90	01/22/08	121,200,005
Osterreich AG	175,000,000	4.99	01/25/08	172,938,160
	75,000,000	4.79	02/04/08	74,051,979
Ranger Funding	135,000,000	5.14	11/19/07	134,653,050
Company LLC	95,000,000	4.94	01/24/08	93,904,967
Regency Markets	93,498,000	5.11	11/09/07	93,391,828
No 1 LLC	56,979,000	5.05	11/19/07	56,835,128
	57,050,000	4.96	11/20/07	56,900,656
Scaldis Capital LLC	97,950,000	5.10	11/15/07	97,755,732
Sheffield Receivables Corp	50,000,000	5.02	11/19/07	49,874,500
Simba Funding Corp	51,400,000	5.10	11/14/07	51,305,338
	112,995,000	5.00	11/19/07	112,712,513
Skandinaviska	200,000,000	5.32	03/13/08	196,069,111
Enskilda Banken AB

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 23

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper — (concluded)
Societe Generale	$250,000,000	5.64%	12/12/07	$248,394,167
North America Inc.	250,000,000	5.09	01/15/08	247,351,562
	300,000,000	4.75	01/25/08	296,635,417
	77,276,000	4.76	02/01/08	76,335,980
	180,000,000	4.75	02/04/08	177,743,750
Svenska	300,000,000	4.79	01/28/08	296,487,333
Handelsbanken Inc.
Thames Asset	140,926,000	5.50	11/02/07	140,904,470
Global Securities No 1 Plc
Ticonderoga	120,000,000	6.10	12/03/07	119,349,333
Funding LLC	150,000,000	6.10	12/10/07	149,008,750
UBS Finance	252,315,000	5.31	03/10/08	247,476,860
Delaware LLC	175,000,000	5.31	03/11/08	171,618,562
	400,000,000	5.35	03/11/08	392,212,778
	350,000,000	4.81	04/18/08	342,096,903
Unicredito Italiano	130,780,000	5.25	03/20/08	128,112,451
Bank Ireland PLC
Yorktown Capital LLC	100,000,000	6.13	11/20/07	99,676,472
	37,750,000	5.85	12/07/07	37,529,162
	100,000,000	4.94	01/24/08	98,847,333
Total Commercial Paper (Cost $15,739,902,314)				15,739,902,314

Face Amount	Issue	Value

Collateralized Advancements — 8.8%
$100,000,000	Barclays Capital Inc., purchased on 10/31/07 to yield 5.09% to 11/01/07, collateralized by corporate obligations with an aggregate value of $102,000,000, 5.75% – 6.875% due from 04/30/11 to 06/15/13.	$100,000,000
575,000,000	Barclays Capital Inc., purchased on 10/31/07 to yield 5.09% to 11/01/07, collateralized by corporate obligations with an aggregate value of $586,500,000, 5.20% – 7.875% due from 06/09/09 to 11/01/37.	575,000,000
300,000,000	Deutsche Bank Securities, Inc., purchased on 10/31/07 to yield 5.09% to 11/01/07, collateralized by corporate obligation with an aggregate value of $306,000,000, 0% – 14.37% due from 03/22/12 to 08/07/52.	300,000,000
85,000,000	Deutsche Bank Securities, Inc., purchased on 10/31/07 to yield 5.14% to 11/01/07, collateralized by corporate obligation with an aggregate value of $88,400,000, 5.70% due 04/25/36.	85,000,000
415,000,000	Goldman Sachs & Company, purchased on 10/31/07 to yield 5.17% to 11/01/07, collateralized by corporate obligations with an aggregate value of $431,600,000, 0% – 14.75% due from 12/10/07 to 07/14/99.	415,000,000
500,000,000	HSBC Securities (USA) Inc., purchased on 10/31/07 to yield 5.06% to 11/01/07, collateralized by corporate obligations with an aggregate value of $510,002,609, 0% – 10.50% due from 01/30/08 to 07/01/43.	500,000,000

Collateralized Advancements — (concluded)
$400,000,000	JP Morgan Securities Inc., purchased on 10/31/07 to yield 5.14% to 11/01/07, collateralized by corporate obligations with an aggregate value of $416,000,500, 0% – 11.32% due from 11/15/11 to 05/25/46.	$400,000,000
500,000,000	Morgan Stanley & Co., Inc., purchased on 10/31/07 to yield 5.06% to 11/01/07, collateralized by corporate obligations with an aggregate value of $510,572,622, 0% – 8.21% due from 11/01/07 to 11/15/37.	500,000,000
Total Collateralized Advancements (Cost $2,875,000,000)		2,875,000,000

Repurchase Agreements — 0.8%
250,000,000	Deutsche Bank Securities, Inc., purchased on 10/31/07 to yield 4.82% to 11/01/07, repurchase price of $250,033,472, collateralized by Fannie Mae’s 5.00% – 6.07% due from 03/15/16 to 05/12/16, Freddie Mac’s 0% – 4.62% due from 12/19/08 to 02/25/19, and Federal Home Loan Banks 4.75% – 5.82% due from 03/14/08 to 03/10/17. The aggregate value of the collateral is $255,004,285.	250,000,000
Total Repurchase Agreements (Cost $250,000,000)		250,000,000
Total Investments — 100.5% (Cost $32,691,643,189)		32,691,643,189
Liabilities in Excess of Other Assets — (0.5%)		(152,753,527)
Net Assets		$32,538,889,662

Note — Costs for federal income tax purposes is $32,691,643,189.
*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

Security	Acquisition Date	Cost

Genworth Life Insurance Company
5.21%, 11/01/07	11/01/06	$50,000,000

Hartford Life Insurance Company
5.20%, 01/01/08	12/01/06	$50,000,000
5.19%, 10/23/08	10/01/07	$20,000,000

ING USA Annuity and Life Insurance Co.
5.22%, 02/23/08	01/23/07	$90,000,000

Metlife Global Funding I
5.15%, 11/06/07	10/06/06	$125,500,000
5.19%, 09/12/08	10/15/07	$108,000,000

Metlife Insurance Company of Connecticut
5.16%, 03/03/08	03/01/07	$35,000,000
5.22%, 09/02/08	09/04/07	$210,000,000

Morgan Stanley Mortgage Capital Inc.
5.19%, 05/09/08	05/09/07	$50,000,000
5.19%, 10/31/08	10/31/07	$77,946,000

See Notes to Financial Statements.

24 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (concluded)

Security	Acquisition Date	Cost

New York Life Insurance Co.
5.29%, 07/13/08	10/15/07	$87,000,000
5.29%, 07/13/08	10/15/07	$96,000,000
5.29%, 07/13/08	10/15/07	$37,000,000

Transamerica Life Insurance Co.
5.18%, 08/01/08	08/02/07	$125,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,161,446,000 or 3.6% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,863,953,309 or 5.7% of net assets.
(c)	Illiquid Security. As of October 31, 2007, the Portfolio held 0.4% of its net assets, with a current market value of $136,446,164 in these securities.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 25

Merrill Lynch Premier Institutional Portfolio
Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities subject to repurchase agreements	$250,000,000
Investments in other marketable securities	32,441,643,189
Total investments, at amortized cost and value (Note 1a)		$32,691,643,189
Cash		15,507,188
Interest receivable		87,243,769
Total assets		32,794,394,146
Liabilities:
Advisory fee payable (Note 2)		1,322,746
Payable for investments purchased		254,079,730
Accrued expenses		102,008
Total liabilities		255,504,484
Net Assets applicable to investors’ interests		$32,538,889,662
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals		$32,538,889,662

Merrill Lynch Premier Institutional Portfolio
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Interest and discount earned	$641,756,238
Expenses:
Investment advisory fee (Note 2)	5,943,128
Accounting and custodian services	240,259
Dividend and transfer agency fees	33,379
Total expense	6,216,766
Net investment income	635,539,472
Net realized gain from investment transactions	47,554
Net Increase in Net Assets Resulting From Operations	$635,587,026

See Notes to Financial Statements.

26 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Premier Institutional Portfolio
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase in Net Assets:

Operations:
Net investment income	$635,539,472	$933,928,168
Net realized gain (loss) from investment transactions	47,554	(3,315,698)
Net unrealized appreciation of investments	—	19,729,866
Net increase in net assets resulting from operations	635,587,026	950,342,336

Capital Transactions:
Contributions from feeders	27,994,740,312	36,187,816,619
Withdrawals by feeders	(16,009,916,781)	(34,048,169,963)
Net increase in net assets from capital transactions	11,984,823,531	2,139,646,656
Net increase in net assets	12,620,410,557	3,089,988,992

Net Assets:
Beginning of period	19,918,479,105	16,828,490,113
End of period	$32,538,889,662	$19,918,479,105

Merrill Lynch Premier Institutional Portfolio
Supplementary Data

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Ratio of expenses to average net assets	.05	%(1)	.05%	.05%	.05%	.05%	.05%
Ratio of net investment income to average net assets	5.35	%(1)	5.19%	3.81%	1.80%	1.15%	1.70%
Net Assets, end of period (000)	$32,538,890		$19,918,479	$16,828,490	$18,759,281	$45,728,349	$44,595,647

(1)	On an annualized basis.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 27

Merrill Lynch Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

U.S. Government Agency Issues — 0.1%
Federal Home Loan Banks	$8,250,000	3.50%	11/27/07	$8,242,490
	11,865,000	3.40	02/06/08	11,822,978
Total U.S. Government Agency Issues (Cost $20,065,468)				20,065,468

Certificates of Deposit — Variable Rate — 6.2%
American Express	50,000,000	5.04	11/09/07	50,000,000
Bank FSB
Bank of Nova Scotia, NY	218,575,000	5.07	07/03/08	218,516,559
Bank of Scotland Plc, NY	216,000,000	5.20	01/03/08	216,000,000
	75,000,000	5.33	10/27/08	75,000,000
Calyon, NY	225,000,000	5.08	04/02/08	224,971,783
Chase Bank USA	136,675,000	5.13	04/15/08	136,675,000
	175,000,000	5.13	04/16/08	175,000,000
State Street Bank	223,000,000	5.02	12/17/07	223,000,000
& Trust Company
Wachovia Bank N.A.	180,000,000	5.32	02/06/08	180,000,000
Wells Fargo Bank N.A.	34,000,000	4.78	11/19/07	34,000,000
Total Certificates of Deposit — Variable Rate (Cost $1,533,163,342)				1,533,163,342

Yankee Certificates of Deposit — 24.8%
Banco Bilbao Vizcaya	100,000,000	5.60	12/04/07	100,000,000
Argentaria S.A., NY	85,380,000	5.07	04/02/08	85,381,769
Bank of Ireland	38,535,000	5.35	02/15/08	38,535,000
(Stamford Branch)
Bank of Montreal,	164,000,000	5.10	11/05/07	164,000,000
Chicago Branch	100,000,000	5.18	12/28/07	100,000,000
	83,150,000	5.10	04/01/08	83,150,000
Bank of Scotland plc, NY	350,000,000	5.51	11/29/07	350,000,000
	398,000,000	5.70	12/04/07	398,000,000
Barclays Bank Plc, NY	350,000,000	5.05	12/10/07	350,000,000
Banque Nationale	292,205,000	5.31	11/20/07	292,205,000
De Paris, NY
Canadian Imperial Bank	236,160,000	5.09	04/01/08	236,160,000
of Commerce, NY
Credit Industriel et	72,990,000	5.34	01/28/08	72,999,479
Commercial, NY
Deutsche Bank AG, NY	220,540,000	5.39	03/11/08	220,540,000
Fortis Bank SA/NV, NY	150,000,000	5.16	01/03/08	150,000,000
	381,930,000	5.28	02/07/08	381,932,531
	260,000,000	5.30	02/11/08	260,000,000
Natixis, NY	250,000,000	5.14	01/03/08	250,000,000
	61,490,000	5.42	07/10/08	61,649,660
Nordea Bank	250,000,000	5.64	12/07/07	250,000,000
Finland Plc., NY	64,230,000	5.31	02/15/08	64,230,921
	67,710,000	4.91	06/23/08	67,714,260
Royal Bank of	300,000,000	5.68	12/12/07	300,000,000
Scotland, NY	300,000,000	5.20	01/09/08	300,000,000
Societe Generale, NY	175,000,000	5.15	12/20/07	175,000,000
Svenska	250,295,000	5.50	11/13/07	250,295,000
Handelsbanken, NY	500,000,000	5.49	11/21/07	500,000,000
	175,135,000	5.27	02/07/08	175,135,000
Unicredito Italiano, NY	130,000,000	5.39	03/20/08	130,002,461

Yankee Certificates of Deposit — (concluded)
Westpac Banking	$300,000,000	5.32%	11/02/07	$300,000,000
Corporation, NY
Total Yankee Certificates of Deposit (Cost $6,106,931,081)				6,106,931,081

Corporate Notes — Variable Rate — 3.0%
ANZ National	125,000,000	5.12	09/05/08	125,000,000
International Ltd, London (b)
ASIF Global Financing (b)	10,000,000	6.05	03/14/08	10,007,297
ASIF Global	35,000,000	4.97	09/22/08	35,000,000
Financing XXX (b)
Bank of Ireland (b)	30,200,000	5.01	09/19/08	30,200,000
Goldman Sachs	122,500,000	5.16	09/12/08	122,500,000
Group, Inc (b)
HSBC Finance Corp.	91,000,000	4.94	08/22/08	91,000,000
Metlife Global	37,500,000	5.15	11/06/07	37,500,000
Funding I (b)	28,000,000	5.19	09/12/08	28,000,000
Nationwide	31,500,000	5.28	07/28/08	31,500,000
Building Society (b)
Northern Rock Plc (b)	56,000,000	5.81	07/08/08	56,000,000
Skandinaviska Enskilda	43,000,000	5.70	09/05/08	43,000,000
Banken AB (b)	110,000,000	5.12	09/08/08	110,000,000
Westpac	25,000,000	5.79	10/10/08	25,000,000
Banking Corporation (b)
Total Corporate Notes — Variable Rate (Cost $744,707,297)				744,707,297

Medium Term Notes — Variable Rate — 4.3%
American Express	75,205,000	5.37	10/10/08	75,205,000
Bank FSB	25,000,000	5.26	11/07/08	25,000,000
Australia and New Zealand	44,605,000	5.64	07/30/08	44,605,000
Banking Group Limited (b)
Canadian Imperial Bank	100,000,000	5.18	03/17/08	100,000,000
of Commerce, NY
CC (USA) Inc. (b)(c)	25,000,000	5.69	03/14/08	25,002,400
Citigroup Funding Inc.	200,000,000	5.50	08/13/08	200,000,000
Cullinan Finance Corp. (b)(c)	138,560,000	4.85	06/25/08	138,551,028
Natixis, NY	180,840,000	5.14	03/31/08	180,814,474
Royal Bank of	265,000,000	5.35	09/26/08	265,000,000
Scotland Group PLC (b)
Total Medium Term Notes — Variable Rate (Cost $1,054,177,902)				1,054,177,902

Master Notes — Variable Rate — 3.5%
Hartford Life	80,000,000	5.19	10/23/08	80,000,000
Insurance Co. (a)
ING USA Annuity	100,000,000	5.22	02/23/08	100,000,000
& Life Insurance Co. (a)	30,000,000	5.07	10/21/08	30,000,000
Metlife Insurance Company	50,000,000	5.22	09/02/08	50,000,000
of Connecticut (a)
Morgan Stanley	58,000,000	5.19	10/31/08	58,000,000
Mortgage Capital Inc. (a)
New York Life	45,000,000	5.29	04/14/08	45,000,000
Insurance Company (a)	360,000,000	5.29	07/13/08	360,000,000

See Notes to Financial Statements.

28 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Master Notes — Variable Rate — (concluded)
Transamerica Life	$125,000,000	5.18%	04/22/08	$125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $848,000,000)				848,000,000

Time Deposits — 2.6%
Branch Banking and	532,658,000	4.56	11/01/07	532,658,000
Trust Company
Credit Suisse	100,000,000	4.63	11/01/07	100,000,000
Total Time Deposits (Cost $632,658,000)				632,658,000

Commercial Paper — 44.8%
Amstel Funding Corp.	135,000,000	5.90	11/15/07	134,690,250
	217,050,000	5.18	12/05/07	215,783,151
	134,790,000	5.00	01/22/08	133,254,892
	172,000,000	4.85	01/29/08	169,937,672
Atlantic Asset	100,000,000	5.12	01/17/08	98,904,889
Securitization Corp.
Bank of	290,000,000	5.19	11/28/07	288,872,262
America Corporation	175,000,000	5.52	12/12/07	173,899,833
	50,000,000	4.99	12/28/07	49,604,958
	98,088,000	4.80	01/10/08	97,172,512
	50,000,000	5.09	01/11/08	49,498,562
	260,000,000	5.32	02/07/08	256,234,622
	102,905,000	5.20	02/14/08	101,345,775
Bank of Ireland	65,000,000	5.50	11/30/07	64,712,014
Bank of Scotland Treasury	50,000,000	4.71	04/23/08	48,861,750
Cafco, LLC	35,000,000	5.85	11/28/07	34,846,437
	61,965,000	5.05	11/30/07	61,712,923
	100,000,000	5.08	12/07/07	99,492,000
	100,000,000	5.85	01/23/08	98,651,250
	50,105,000	5.14	02/07/08	49,403,920
Cancara Asset	50,000,000	5.28	11/02/07	49,992,667
Securitisation LLC	90,210,000	6.00	12/12/07	89,593,565
	184,000,000	5.55	12/18/07	182,666,767
Chariot Funding LLC	96,436,000	4.79	11/26/07	96,115,216
	103,484,000	5.80	11/26/07	103,067,189
	102,724,000	6.05	12/18/07	101,912,623
Charta LLC	19,850,000	5.14	02/07/08	19,572,254
	32,150,000	5.14	02/08/08	31,695,560
	190,000,000	5.75	11/13/07	189,635,833
	19,500,000	5.05	11/30/07	19,420,673
Ciesco LLC	75,000,000	5.85	11/28/07	74,670,937
	18,900,000	5.14	02/07/08	18,635,547
Citigroup Funding Inc.	57,100,000	5.11	11/16/07	56,978,425
	38,070,000	5.11	11/19/07	37,972,731
	50,000,000	5.00	11/20/07	49,868,056
	200,000,000	4.75	02/21/08	197,047,556
	50,000,000	4.77	02/26/08	49,224,875
	100,000,000	4.77	02/27/08	98,436,500
CRC Funding LLC	36,450,000	5.05	11/30/07	36,301,719
	160,000,000	5.85	01/23/08	157,842,000
	41,600,000	5.14	02/07/08	41,017,924
Edison Asset Securitization	34,000,000	5.13	01/30/08	33,564,375
LLC (GE CAP)

Commercial Paper — (continued)
Falcon Asset	$47,171,000	6.13%	11/15/07	$47,058,550
Securitization Company LLC
Fortis Banque	100,000,000	4.79	04/25/08	97,658,222
Luxembourg SA
General Electric	300,000,000	4.95	01/16/08	296,868,167
Capital Corporation	125,000,000	4.57	04/22/08	122,254,826
	350,000,000	4.65	04/22/08	342,195,778
General Electric Co.	350,000,000	4.95	12/27/07	347,305,000
	100,000,000	4.94	12/31/07	99,176,667
Grampian Funding LLC	75,000,000	5.58	11/15/07	74,837,250
	165,225,000	5.19	11/19/07	164,796,654
	74,100,000	5.19	11/21/07	73,886,345
	325,000,000	5.60	11/21/07	323,988,889
JP Morgan Chase & Co.	300,000,000	4.97	04/01/08	293,701,500
	100,000,000	4.83	04/17/08	97,746,000
Jupiter Securitization	123,825,000	4.84	11/26/07	123,408,810
Company LLC	72,000,000	6.05	11/15/07	71,830,600
KittyHawk Funding Corp	85,550,000	4.91	12/20/07	84,978,265
Lexington Parker	84,100,000	5.20	11/14/07	83,942,079
Capital CP	156,000,000	6.07	11/16/07	155,605,450
Morgan Stanley	280,000,000	5.56	11/02/07	279,956,756
Nordea North	41,000,000	4.77	04/18/08	40,081,908
America Inc, DE
Old Line Funding LLC	127,258,000	5.10	12/03/07	126,681,097
Raiffeisen Zentralbank	150,000,000	4.90	01/22/08	148,325,833
Osterreich AG	175,000,000	4.99	01/25/08	172,938,160
	45,000,000	4.79	02/04/08	44,431,187
Ranger Funding	196,525,000	5.15	11/16/07	196,103,290
Company LLC	100,000,000	4.95	01/23/08	98,858,750
Regency Markets	66,980,000	5.05	11/19/07	66,810,876
No 1 LLC	43,050,000	4.96	11/20/07	42,937,305
	109,125,000	5.63	11/15/07	108,886,077
Sheffield Receivables Corp	50,000,000	5.02	11/19/07	49,874,500
Simba Funding Corp	87,005,000	5.00	11/19/07	86,787,488
Skandinaviska	91,000,000	5.32	03/13/08	89,211,446
Enskilda Banken AB
Societe Generale	355,000,000	5.64	12/12/07	352,719,717
North America Inc.	250,000,000	5.09	01/15/08	247,351,562
	75,000,000	4.75	01/25/08	74,158,854
	75,000,000	4.76	02/01/08	74,087,667
	150,000,000	4.79	02/01/08	148,165,750
	110,000,000	4.75	02/04/08	108,621,181
Svenska	100,000,000	4.79	01/28/08	98,829,111
Handelsbanken Inc.
Thames Asset	59,524,000	4.80	11/20/07	59,373,206
Global Securities No 1 Plc	40,233,000	5.15	11/26/07	40,089,111
	38,571,000	5.12	12/03/07	38,395,459
	95,855,000	5.17	12/07/07	95,359,430
	99,774,000	4.95	01/24/08	98,621,610
UBS Finance	247,685,000	5.31	03/10/08	242,935,640
Delaware LLC	300,000,000	5.31	03/11/08	294,203,250
	100,000,000	5.35	03/11/08	98,053,194
	100,000,000	4.81	04/18/08	97,741,972
Unicredito Italiano	110,172,000	5.25	03/20/08	107,924,797
Bank Ireland PLC

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 29

Merrill Lynch Institutional Portfolio
Schedule of Investments (concluded)

Issue	Face Amount	Interest Rate*	Maturity Date	Value (Note 1a)

Commercial Paper — (concluded)
Victory	$100,000,000	5.21%	01/25/08	$98,769,861
Receivables Corp
Yorktown	100,000,000	5.10	11/13/07	99,830,000
Capital LLC	38,826,000	5.85	12/07/07	38,598,868
	40,480,000	5.15	12/10/07	40,254,155
	75,000,000	4.94	01/24/08	74,135,500
Total Commercial Paper (Cost $11,043,456,284)				11,043,456,284

Face Amount	Issue	Value (Note 1a)

Collateralized Advancements — 9.5%
$475,000,000	Barclays Capital Inc., purchased on 10/31/07 to yield 5.09% to 11/01/07, collateralized by corporate obligations with an aggregate value of $484,500,000, 1.98% – 9.625% due from 06/02/08 to 12/08/99.	$475,000,000
100,000,000	Barclays Capital Inc., purchased on 10/31/07 to yield 5.09% to 11/01/07, collateralized by corporate obligations with an aggregate value of $102,000,000, 5.25% – 5.75% due from 04/30/11 to 03/01/16.	100,000,000
260,000,000	Citigroup Global Markets Inc., purchased on 10/31/07 to yield 5.14% to 11/01/07, collateralized by corporate obligations with an aggregate value of $270,400,000, 0% – 14.25% due from 02/01/08 to 06/10/47.	260,000,000
715,000,000	Deutsche Bank Securities, Inc., purchased on 10/31/07 to yield 5.12% to 11/01/07, collateralized by corporate obligations with an aggregate value of $729,300,000, 0% – 13.12% due from 06/15/09 to 08/07/52.	715,000,000
100,000,000	Goldman Sachs & Company, purchased on 10/31/07 to yield 5.10% to 11/01/07, collateralized by corporate obligations with an aggregate value of $102,000,000, 4.25% – 9.75% due from 03/15/10 to 12/31/99.	100,000,000
185,000,000	Goldman Sachs & Company, purchased on 10/31/07 to yield 5.17% to 11/01/07, collateralized by corporate obligations with an aggregate value of $192,400,000, 0% – 14.00% due from 09/02/08 to 07/02/16.	185,000,000
500,000,000	Morgan Stanley & Co., Inc., purchased on 10/31/07 to yield 5.06% to 11/01/07, collateralized by corporate obligations with an aggregate value of $523,838,207, 0% – 6.50% due from 11/01/07 to 11/15/32.	500,000,000
Total Collateralized Advancements (Cost $2,335,000,000)		2,335,000,000

Repurchase Agreements — 1.6%
$400,000,000	Deutsche Bank Securities, Inc., purchased on 10/31/07 to yield 4.82% to 11/01/07, repurchase price of $400,053,556, collateralized by Fannie Mae’s 0% – 5.20% due from 11/07/07 to 11/20/09, Federal Home Loan Banks 4.50% – 5.12% due from 01/25/08 to 10/24/08, Federal Home Optional Redemption Bonds 5.12% due 06/26/18, Freddie Mac’s 0% due 03/28/08, Federal Credit System Bonds 5.25% due 06/28/18 and Tennessee Valley Authority Bonds 5.375% due 04/01/56. The aggregate value of the collateral is $408,002,413.	$400,000,000
Total Repurchase Agreements (Cost $400,000,000)		400,000,000
Total Investments — 100.4% (Cost $24,718,159,374)		24,718,159,374
Liabilities in Excess of Other Assets — (0.4%)		(82,609,308)
Net Assets		$24,635,550,066

Note — Costs for federal income tax purposes is $24,718,159,374.
*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

Hartford Life Insurance Co.
5.19%, 10/23/08	10/01/07	$80,000,000

ING USA Annuity and Life Insurance Co.
5.22%, 02/23/08	01/23/07	$100,000,000
5.07%, 10/21/08	04/18/07	$30,000,000

Metlife Insurance Company of Connecticut
5.22%, 09/02/08	09/04/07	$50,000,000

Morgan Stanley Mortgage Capital Inc. (a)
5.19%, 10/31/08	10/31/07	$58,000,000

New York Life Insurance Company
5.29%, 04/14/08	05/25/07	$45,000,000
5.29%, 07/13/08	10/15/07	$76,000,000
5.29%, 07/13/08	10/15/07	$86,000,000
5.29%, 07/13/08	10/15/07	$198,000,000

Transamerica Life Insurance Company
5.18%, 04/22/08	03/23/07	$125,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $848,000,000 or 3.5% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,126,865,725 or 4.6% of net assets
(c)	Illiquid Security. As of October 31, 2007, the Portfolio held 0.7% of its net assets, with a current market value of $163,553,428 in these securities.

See Notes to Financial Statements.

30 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Portfolio
Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities subject to repurchase agreements	$400,000,000
Investments in other marketable securities	24,318,159,374
Total investments, at amortized cost and value (Note 1a)		$24,718,159,374
Cash		21,329,213
Interest receivable		79,888,682
Total assets		24,819,377,269
Liabilities:
Advisory fee payable (Note 2)		1,026,262
Payable for investments purchased		182,708,847
Accrued expenses		92,094
Total liabilities		183,827,203
Net Assets applicable to investors’ interests		$24,635,550,066
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals		$24,635,550,066

Merrill Lynch Institutional Portfolio
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Interest and discount earned	$609,289,920
Expenses:
Investment advisory fee (Note 2)	5,653,863
Accounting and custodian services	238,075
Dividend and transfer agency fees	33,379
Total expense	5,925,317
Net investment income	603,364,603
Net realized gain from investment transactions	40,142
Net Increase in Net Assets Resulting From Operations	$603,404,745

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 31

Merrill Lynch Institutional Portfolio
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase in Net Assets:

Operations:
Net investment income	$603,364,603	$863,769,619
Net realized gain (loss) from investment transactions	40,142	(3,853)
Net unrealized appreciation of investments	—	6,891,220
Net increase in net assets resulting from operations	603,404,745	870,656,986

Capital Transactions:
Contributions from feeders	7,646,190,205	14,417,894,011
Withdrawals by feeders	(3,986,955,614)	(7,515,794,257)
Net increase in net assets from capital transactions	3,659,234,591	6,902,099,754
Net increase in net assets	4,262,639,336	7,772,756,740

Net Assets:
Beginning of period	20,372,910,730	12,600,153,990
End of period	$24,635,550,066	$20,372,910,730

Merrill Lynch Institutional Portfolio
Supplementary Data

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Ratio of expenses to average net assets	.05	%(1)	.05%	.05%	.05%	.05%	.05%
Ratio of net investment income to average net assets	5.34	%(1)	5.24%	3.93%	1.87%	1.14%	1.71%
Net Assets, end of period (000)	$24,635,550		$20,372,911	$12,600,154	$9,394,900	$10,603,174	$11,662,227

(1)	On an annualized basis.

See Notes to Financial Statements.

32 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments

Face Amount	Issue	Value (Note 1a)

Alabama — 1.8%
	Alabama Housing Finance Auth S/F Mortgage Rev VRDN:
$6,510,000	(Putters — Series 1954) 3.55% due 04/01/2014 (a)(b)	$6,510,000
23,995,000	(Series H) 3.62% due 06/01/2009 (a)	23,995,000
10,590,000	Auburn University, Alabama General Fee Rev (ROCS RR II R 784) VRDN 3.52% due 06/01/2035 (a)(b)	10,590,000
5,965,000	Birmingham, Alabama Medical Clinic Board Rev (University of Alabama Health Services Foundation — Series A) VRDN 3.48% due 03/01/2031 (a)	5,965,000
1,200,000	Birmingham, Alabama Public Parks & Recreation Board Rev (YMCA Project) VRDN 3.47% due 06/01/2016 (a)	1,200,000
	Birmingham, Alabama Waterworks & Sewer Board VRDN:
28,290,000	(Eagle 20060132 CL-A) 3.52% due 01/01/2043 (a)(b)	28,290,000
4,795,000	(Floaters — Series 947) 3.50% due 01/01/2033 (a)(b)	4,795,000
30,000,000	Columbia, Alabama IDB Rev (Alabama Power Co.) VRDN 3.62% due 11/01/2021 (a)	30,000,000
	Columbia, Alabama IDB PCR (Alabama Power Co. Project) DDN:
21,540,000	(Series A) 3.58% due 05/01/2022 (a)	21,540,000
13,500,000	(Series A) 3.57% due 06/01/2022 (a)	13,500,000
35,000,000	Decatur, Alabama IDB Rev VRDN 3.33% due 08/01/2036 (a)	35,000,000
3,680,000	Floater Trust (Series 2006-K-41) Alabama Housing Finance Auth VRDN 3.35% due 10/01/2037 (a)(b)	3,680,000
6,570,000	Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore Foundation Project) VRDN 3.52% due 11/01/2024 (a)	6,570,000
7,000,000	Huntsville, Alabama Educational Bldg Auth Rev (Oakwood College Inc. Project) VRDN 3.26% due 09/01/2026 (a)	7,000,000
3,665,000	Limestone County, Alabama Water & Sewer Auth Rev (Putters — Series 1735) VRDN 3.52% due 12/01/2014 (a)(b)	3,665,000
22,800,000	Macon Trust Various States (Alabama Redevelopment Auth Rev — Series 2007-306) VRDN 3.52% due 03/01/2012 (a)(b)	22,800,000
56,200,000	Southeast Alabama Gas Distribution (Alabama Rev Supply Project — Series A) DDN 3.58% due 08/01/2027 (a)	56,200,000
3,530,000	Tuscaloosa County, Alabama Educational Bldg Auth Rev (American Christian Education) VRDN 3.48% due 01/01/2023 (a)	3,530,000
6,700,000	Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 3.33% due 09/01/2020 (a)	6,700,000
4,735,000	University of Alabama General Rev (Putters — Series 477) VRDN 3.50% due 07/01/2012 (a)(b)	4,735,000
43,700,000	West Jefferson, Alabama IDB PCR (Alabama Power Co. Project) DDN 3.62% due 06/01/2028 (a)	43,700,000

Alaska — 1.3%
5,435,000	Alaska Housing Finance Corp. Home Mortgage Rev (Floaters — Series 2053) VRDN 3.55% due 12/01/2037 (a)(b)	5,435,000
98,050,000	Alaska IDA Rev (ROCS RR II R 320) VRDN 3.51% due 04/01/2034 (a)(b)	98,050,000

Alaska — (concluded)
$7,290,000	Alaska Municipal Board Auth (ROCS RR II R 7525) VRDN 3.51% due 05/01/2024 (a)(b)	$7,290,000
12,070,000	Alaska State International Airports Rev (ROCS RR II R 527) VRDN 3.51% due 10/01/2024 (a)(b)	12,070,000
4,955,000	Anchorage, Alaska (ROCS RR II R 6034) VRDN 3.51% due 12/01/2024 (a)(b)	4,955,000
5,035,000	Civic Ventures, Alaska (Merlots — Series D-01) VRDN 3.40% due 09/01/2022 (a)(b)	5,035,000
23,805,000	Eclipse Funding Trust 2007-028 (Solar Eclipse — Alaska Industrial Development) VRDN 3.49% due 10/01/2014 (a)(b)	23,805,000
	Valdez, Alaska Marine Term Rev (Philips Project) VRDN:
28,000,000	(Series A) 3.32% due 05/01/2031 (a)	28,000,000
26,000,000	(Series B) 3.30% due 05/01/2031 (a)	26,000,000
24,400,000	(Series C) 3.33% due 05/01/2031 (a)	24,400,000

Arizona — 1.4%
13,700,000	ABN-AMRO Muni Tops — Phoenix, Arizona (Series 2005-54) VRDN 3.50% due 07/01/2013 (a)(b)	13,700,000
7,500,000	Arizona School District TAN 4.50% due 07/30/2008	7,546,395
2,600,000	Arizona State University Certificate Partnership (Putters — Series 694) VRDN 3.50% due 09/01/2012 (a)(b)	2,600,000
10,270,000	Coconino County, Arizona PCR (Arizona Public Service Co. Project) DDN 3.62% due 11/01/2033 (a)	10,270,000
27,745,000	Eclipse Funding Trust 2007-05 (Solar Eclipse — Blount County, Arizona) VRDN 3.78% due 12/01/2016 (a)(b)	27,745,000
23,000,000	Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 3.49% due 01/01/2010 (a)(b)	23,000,000
5,165,000	Mesa, Arizona Utility System Rev (Putters — Series 960) VRDN 3.49% due 01/01/2013 (a)(b)	5,165,000
59,195,000	Morgan Keegan Municipal Products Inc. (Series A) VRDN 3.57% due 02/02/2009 (a)(b)	59,195,000
3,170,000	Phoenix, Arizona Civic Corp. Distribution Rev (Putters — Series 1306) VRDN 3.49% due 01/01/2026 (a)(b)	3,170,000
4,675,000	Phoenix, Arizona Civic Corp. Excise Tax (Macon Trust — Series L) VRDN 3.50% due 07/01/2041 (a)(b)	4,675,000
19,465,000	Phoenix, Arizona IDA S/F Mortgage Rev (Putters — Series 1391) VRDN 3.73% due 12/01/2012 (a)(b)	19,465,000
5,520,000	RBC Municipal Products Inc. Trust (Floaters — Series I-29) Phoenix, Arizona IDA VRDN 3.52% due 12/01/2018 (a)(b)	5,520,000
7,650,000	Reset Optional Certificates Trust (Yavapai County, Arizona IDA Waste — ROCS RR II R 683 CE) VRDN 3.59% due 03/01/2028 (a)(b)	7,650,000
	Salt River Project Arizona (Series B) CP:
35,000,000	3.64% due 11/07/2007	35,000,000
20,450,000	3.61% due 11/14/2007	20,450,000
14,000,000	Salt River Project Arizona Electric System Rev (Eagle 20060141 CL-A) VRDN 3.52% due 01/01/2037 (a)(b)	14,000,000
8,093,000	Tucson & Pima County Arizona IDA S/F Mortgage Rev FXRDN 4.76% due 04/25/2008	8,093,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 33

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Arkansas — 0.7%
$3,750,000	Arkansas State Development Finance Auth M/F Housing Rev (Chapel Ridge — Series C) VRDN 3.53% due 05/01/2031 (a)	$3,750,000
	Arkansas State Development Finance Auth S/F Mortgage Rev VRDN:
44,138,000	(Floaters — Series 1139) 3.55% due 02/01/2008 (a)(b)	44,138,000
11,285,000	(Loans C) 3.51% due 01/01/2038 (a)	11,285,000
4,865,000	(Program E) 3.51% due 01/01/2037 (a)	4,865,000
47,450,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Arkansas Development Finance Auth S/F) VRDN 3.57% due 02/01/2010 (a)(b)	47,450,000
6,560,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Series C) VRDN 3.57% due 06/01/2011 (a)(b)	6,560,000
6,650,000	Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge — South West) VRDN 3.51% due 10/01/2034 (a)	6,650,000

California — 5.1%
	Access To Loans For Learning Student Loan Corp. California Rev VRDN:
40,000,000	(Loans — Series II-A-7) 3.55% due 01/01/2039 (a)	40,000,000
84,200,000	(Loans — Series II-A-9) 3.55% due 01/01/2039 (a)	84,200,000
	California State Municipal Securities Trust DDN:
20,000,000	(Series 119) 3.57% due 09/01/2028 (a)(b)	20,000,000
17,940,000	(Series 136) 3.57% due 12/01/2030 (a)(b)	17,940,000
	California State VRDN:
85,435,000	(Floaters — Series 2002) 3.55% due 08/01/2030 (a)(b)	85,435,000
20,890,000	(Floaters — Series 2003) 3.55% due 08/01/2030 (a)(b)	20,890,000
7,860,000	(Putters — Series 1695) 3.53% due 02/01/2012 (a)(b)	7,860,000
595,000,000	California State RAN 4.00% due 06/30/2008	597,433,550
19,995,000	Eclipse Funding Trust 2007-0054 (Solar Eclipse — California State) VRDN 3.45% due 08/01/2030 (a)(b)	19,995,000
32,920,844	Los Angeles, California S/F Home Mortgage Rev FXRDN 4.36% due 02/01/2008	32,920,844
25,240,000	UBS Municipal Services (Floaters — Series 2007) VRDN 3.53% due 12/01/2031(a)(b)	25,240,000

Colorado — 2.8%
3,440,000	Arvada, Colorado Water Enterprise Rev VRDN 3.85% due 11/01/2020 (a)	3,440,000
16,850,000	Austin Trust Various States (Prairie Center District Colorado 2007-319) VRDN 3.52% due 06/07/2010 (a)(b)	16,850,000
12,240,000	Clipper Tax Exempt Certificate Trust (Colorado — Series 2007-29) VRDN 3.49% due 09/01/2017 (a)(b)	12,240,000
7,215,000	Colorado Department of Transportation Rev (Putters — Series 318) VRDN 3.49% due 06/15/2015 (a)(b)	7,215,000
11,680,000	Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 3.50% due 09/01/2035 (a)	11,680,000
5,265,000	Colorado Educational & Cultural Facilities Auth Rev (Museum of Contemporary Art — Denver Project) VRDN 3.53% due 04/01/2037 (a)	5,265,000
30,515,000	Colorado Educational & Cultural Facilities Auth Rev (National Jewish Board Program) VRDN 3.58% due 12/01/2034 (a)	30,515,000

Colorado — (continued)
$14,830,000	Colorado Educational & Cultural Facilities Auth Rev (Student Housing — Fuller Project) VRDN 3.55% due 08/01/2035 (a)	$14,830,000
31,335,000	Colorado Health Facilities Auth Retirement Facilities Rev (Putters — Series 1390) VRDN 3.73% due 07/15/2020 (a)(b)	31,335,000
22,990,000	Colorado Health Facilities Auth Rev (Putters — Series 1739) VRDN 3.49% due 03/01/2010 (a)(b)	22,990,000
2,000,000	Colorado Housing & Financing Auth Rev (Ready Foods Inc. Project — Series A) VRDN 3.51% due 01/01/2032 (a)	2,000,000
25,000,000	Colorado Housing & Financing Auth S/F Mortgage Rev (Series B-2) VRDN 3.52% due 05/01/2038 (a)	25,000,000
17,000,000	Colorado Springs Utilities Rev (Municipal Securities Trust Receipts — Series SGA-88) DDN 3.60% due 11/15/2028 (a)(b)	17,000,000
5,250,000	Colorado State Board of Governors University Enterprise System Rev (Putters — Series 926) VRDN 3.50% due 03/01/2013 (a)(b)	5,250,000
5,470,000	Denver, Colorado City & County Airport (Merlots — Series A-61) VRDN 3.39% due 11/15/2012 (a)(b)	5,470,000
	Denver, Colorado City & County Airport Rev VRDN:
28,350,000	(Series B) 3.37% due 11/15/2024 (a)	28,350,000
27,000,000	(Series C-2) 3.43% due 11/15/2025 (a)	26,998,846
9,960,000	Denver, Colorado City & County Board of Water Rev (Putters — Series 1832) VRDN 3.49% due 06/15/2015 (a)(b)	9,960,000
	Denver, Colorado City & County Excise Tav Rev VRDN:
21,185,000	(Putters — Series 2037) 3.49% due 03/01/2016 (a)(b)	21,185,000
6,895,000	(ROCS RR II R 618) 3.51% due 12/01/2035 (a)(b)	6,895,000
	E-470 Public Highway Auth Colorado Rev VRDN:
545,000	(Floaters — Series 997) 3.51% due 03/01/2036 (a)(b)	545,000
7,575,000	(Floaters — Series Z-6) 3.49% due 09/01/2034 (a)(b)	7,575,000
28,625,000	(Floaters — Series Z-13) 3.49% due 05/11/2027 (a)(b)	28,625,000
	El Paso County, Colorado Certificate Partnership VRDN:
9,020,000	(ROCS RR II R 1050) 3.51% due 12/01/2020 (a)(b)	9,020,000
7,850,000	(ROCS RR II R 2002) 3.70% due 12/01/2019 (a)(b)	7,850,000
62,000	El Paso County, Colorado S/F Mortgage Rev (Floaters — Series 1136) VRDN 3.55% due 11/01/2008 (a)(b)	62,000
4,245,000	Erie, Colorado Certificate Partnership VRDN 3.31% due 11/01/2035 (a)	4,245,000
5,300,000	Goldsmith Metropolitan District Colorado VRDN 3.53% due 12/01/2034 (a)	5,300,000
5,995,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06) VRDN 3.40% due 12/01/2039 (a)(b)	5,995,000
36,745,000	Lehman Municipal Trust Receipts Various States (Denver Colorado City & County Airport Rev — Series 07-P17) VRDN 3.35% due 11/15/2016 (a)(b)	36,745,000
12,160,000	Municipal Securities Trust Certificate (Class A) DDN 3.49% due 12/22/2009 (a)(b)	12,160,000
5,675,000	Park Creek Metropolitan District Colorado Rev (Series S) VRDN 3.51% due 06/02/2008 (a)(b)	5,675,000
10,000,000	Regional Transportation District Sales Tax Rev (Eagles 20060120 CL-A) VRDN 3.52% due 11/01/2036 (a)(b)	10,000,000

See Notes to Financial Statements.

34 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Colorado — (concluded)
$26,750,000	Regional Transportation District Sales Tax Rev (ROCS RR II R 10117) VRDN 3.51% due 11/01/2026 (a)(b)	$26,750,000
6,000,000	Southglenn Metropolitan District Colorado Rev VRDN 3.48% due 12/01/2030 (a)	6,000,000
4,185,000	Summit County, Colorado School District (Putters — Series 646) VRDN 3.50% due 12/01/2012 (a)(b)	4,185,000
3,500,000	Telluride, Colorado Excise Tax Rev (Valley Floor Open Space Project) VRDN 3.31% due 12/01/2036 (a)	3,500,000
15,060,000	Traer Creek, Colorado Metropolitan District Rev VRDN 3.29% due 10/01/2021 (a)	15,060,000
	University of Colorado Enterprise Systems Rev VRDN:
4,620,000	(Eagle 720050046 CL-A) 3.52% due 06/01/2030 (a)(b)	4,620,000
5,600,000	(Putters — Series 862) 3.49% due 12/01/2012 (a)(b)	5,600,000
10,000,000	University of Colorado Hospital Auth Rev (ROCS RR II R 573) VRDN 3.51% due 11/15/2040 (a)(b)	10,000,000
10,450,000	Westminster, Colorado EDA Rev (North Huron Urban Renewal) VRDN 3.48% due 12/01/2028 (a)	10,450,000

Delaware — 0.7%
	BB & T Municipal Trust Delaware VRDN:
32,460,000	(Floaters — Series 1001) 3.52% due 08/15/2026 (a)(b)	32,460,000
13,545,000	(Floaters — Series 2005) 3.49% due 11/01/2025 (a)(b)	13,545,000
8,305,000	(Floaters — Series 2030) 3.49% due 01/01/2028 (a)(b)	8,305,000
21,630,000	(Floaters — Series 2042) 3.53% due 02/15/2021 (a)(b)	21,630,000
15,430,000	(Floaters — Series 2046) 3.53% due 06/01/2017 (a)(b)	15,430,000
1,240,000	Delaware State Solid Waste Auth System Rev (Putters — Series 1660) VRDN 3.49% due 06/01/2014 (a)(b)	1,240,000
	Goldman Sachs Pool Trust Delaware VRDN:
17,880,103	(Floaters — Series 35) 3.56% due 08/01/2049 (a)(b)	17,880,103
2,878,180	(Floaters — Series 56) 3.53% due 07/01/2048 (a)(b)	2,878,180
21,502,415	(Floaters — Series 2005-1) 3.56% due 06/02/2012 (a)(b)	21,502,415

District of Columbia — 1.1%
5,000,000	District of Columbia Ballpark Rev (Putters — Series 1325) VRDN 3.49% due 02/01/2014 (a)(b)	5,000,000
	District of Columbia Housing Finance Agency Rev VRDN:
5,745,000	(Putters — Series 895) 3.50% due 01/01/2013 (a)(b)	5,745,000
33,305,000	(ROCS RR II R 10236) 3.59% due 12/01/2055 (a)(b)	33,305,000
10,500,000	District of Columbia Housing Finance Agency Rev S/F Mortgage Rev (Series B) VRDN 3.55% due 11/03/2008 (a)	10,500,000
	District of Columbia VRDN:
5,072,500	(Floaters — Series 1847) 3.50% due 06/01/2036 (a)(b)	5,072,500
5,380,000	(Merlots — Series B-13) 3.34% due 06/01/2022 (a)(b)	5,380,000
12,015,000	(ROCS RR II R 11099) 3.52% due 10/01/2031 (a)(b)	12,015,000
45,100,000	District of Columbia Rev Bond (American National Red Cross — Series 2000) CP 3.65% due 11/06/2007	45,100,000
15,635,000	District of Columbia Water & Sewer Auth Public Utility Rev (Putters — Series 1900) VRDN 3.49% due 04/01/2015 (a)(b)	15,635,000

District of Columbia — (concluded)
	Metropolitan Washington D. C. Airports Auth Systems Rev VRDN:
$14,495,000	(Putters — Series 2070) 3.77% due 10/01/2010 (a)(b)	$14,495,000
10,000,000	(Putters — Series 2121) 3.55% due 04/01/2011 (a)(b)	10,000,000
	Washington D. C. Metropolitan Area Transportation Auth (Series A) CP:
30,000,000	3.68% due 12/12/2007	30,000,000
14,000,000	3.50% due 02/07/2008	14,000,000

Florida — 6.9%
5,700,000	Alachua County, Florida Health Facilities Auth Rev (Series A) DDN 3.58% due 12/01/2032 (a)	5,700,000
7,165,000	Bay County, Florida Water System Rev (ROCS RR II R 3037) VRDN 3.51% due 09/01/2022 (a)(b)	7,165,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 3.26% due 01/01/2034 (a)	5,000,000
4,540,000	Brevard County Florida Health Facilities Auth Rev (Health First Inc. Project) VRDN 3.58% due 08/01/2014 (a)	4,540,000
4,235,000	Cape Coral, Florida Special Obligation Rev (Putters — Series 2176) VRDN 3.55% due 10/01/2014 (a)(b)	4,235,000
20,000,000	Citizens Property Insurance Corp. Florida Municipal Security Trust — Series 67-A) VRDN 3.50% due 03/01/2013 (a)(b)	20,000,000
15,250,000	Dade County, Florida IDA (Florida Power & Light Co.) VRDN 3.59% due 06/01/2021 (a)	15,250,000
	Eclipse Funding Trust (Solar Eclipse — Liquidity Facilities Agreement) VRDN:
10,395,000	(Series 2006-0149) 3.65% due 08/01/2012 (a)(b)	10,395,000
11,770,000	(Series 2007-0036) 3.78% due 08/01/2032 (a)(b)	11,770,000
20,665,000	(Series 2007-0045) 3.60% due 04/01/2037 (a)(b)	20,665,000
8,000,000	Florida Housing Finance Corp. M/F Mortgage Rev (ROCS RR 11 R 600-CE) VRDN 3.59% due 07/01/2043 (a)(b)	8,000,000
12,590,000	Florida Hurricane Catastrophe Fund Finance Corp. Rev (Series A) BAN 5.00% due 07/01/2008	12,691,353
	Florida Local Government (Series A) CP:
8,700,000	3.57% due 12/07/2007	8,700,000
45,433,000	3.55% due 12/13/2007	45,433,000
36,680,000	Florida State (Merlots — Series A-22) VRDN 3.78% due 07/01/2027 (a)(b)	36,680,000
4,500,000	Florida State Board of Education Capital Outlay (Eagle 720050057 CL-A) VRDN 3.52% due 06/01/2035 (a)(b)	4,500,000
10,100,000	Florida State Board of Education Capital Outlay Municipal Security Trust Rcpts (Series 138) VRDN 3.32% due 06/01/2032 (a)(b)	10,100,000
20,000,000	Florida State Board of Education Public Education Municipal Securities Trust (Series SGA 102) VRDN 3.60% due 06/01/2029 (a)(b)	20,000,000
15,000,000	Florida State Turnpike Auth Rev (Putters — Series 1928) VRDN 3.49% due 07/01/2014 (a)(b)	15,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 35

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Florida — (continued)
$2,920,000	FSU Financial Assistance Inc., Florida Educational Athletic Facilities Rev (Municipal Securities Trust Rcpts — Series SGB 44-A) VRDN 3.50% due 10/01/2031 (a)(b)	$2,920,000
38,035,000	Gainesville, Florida Utilities System Rev (Series C) DDN 3.57% due 10/01/2026 (a)	38,035,000
6,000,000	Greater Orlando, Florida (Avia Program A — Series B) VRDN 3.63% due 01/10/2008 (a)	6,000,000
	Highlands County, Florida Health Facilities Auth Rev (Adventist Health System) VRDN:
10,000,000	(Series A-2) 3.47% due 11/15/2037 (a)	10,000,000
10,000,000	Series C) 3.47% due 11/15/2021 (a)	10,000,000
6,600,000	Hillsborough County, Florida Housing Finance Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 3.30% due 08/15/2037 (a)	6,600,000
10,550,000	Indian River County, Florida Hospital District 88 CP 3.60% due 12/11/2007	10,550,000
	Jacksonville, Florida Electric Auth (Series 00B) CP:
2,000,000	3.65% due 11/13/2007	2,000,000
17,325,000	3.55% due 01/10/2008	17,325,000
	Jacksonville, Florida PCR (Florida Power & Light — Series A) CP:
35,960,000	3.59% due 11/07/2007	35,960,000
14,600,000	3.68% due 11/16/2007	14,600,000
18,000,000	Jacksonville, Florida Port Auth Rev VRDN 3.40% due 11/01/2032 (a)	18,000,000
23,110,000	Jacksonville, Florida Transportation Rev (ROCS RR II R 9142) VRDN 3.51% due 10/01/2037 (a)(b)	23,110,000
5,470,000	Jea, Florida Water & Sewer Systems Rev (Putters — Series 805) VRDN 3.49% due 10/01/2012 (a)(b)	5,470,000
18,400,000	Lake County, Florida School Board Certificate Partnership (Eagle 20070005 CL-A) VRDN 3.52% due 06/01/2031 (a)(b)	18,400,000
	Lee County, Florida Hospital Board Directors Rev (Member Health System) DDN:
32,500,000	(Series A) 3.61% due 04/01/2025 (a)	32,500,000
55,605,000	(Series B) 3.61% due 04/01/2027 (a)	55,605,000
16,500,000	(Series C) 3.28% due 04/01/2018 (a)	16,500,000
	Lehman Municipal Trust Receipts (Florida Housing Finance Corp.) VRDN:
11,500,000	(Series 48) 3.36% due 01/01/2048 (a)(b)	11,500,000
9,000,000	(Series 70) 3.36% due 01/01/2048 (a)(b)	9,000,000
	Miami-Dade County, Florida Aviation Rev VRDN:
24,380,000	(Eagle 20070108 CL-A) 3.59% due 10/10/2039 (a)(b)	24,380,000
19,430,000	(ROCS RR II R 10197) 3.59% due 10/01/2040 (a)(b)	19,430,000
19,800,000	(ROCS RR II R 10281) 3.64% due 10/01/2040 (a)(b)	19,800,000
8,400,000	Miami-Dade County, Florida IDA Solid Waste Disposal Rev (Waste Management Inc. Project) VRDN 3.48% due 09/01/2027 (a)	8,400,000
3,100,000	Miami-Dade County, Florida School Board Certificate Partnership (Putters — Series 534) VRDN 3.49% due 08/01/2011 (a)(b)	3,100,000

Florida — (continued)
	Miami-Dade County, Florida Special Obligation VRDN:
$4,605,000	(Series Z-9) 3.49% due 04/17/2015 (a)(b)	$4,605,000
11,785,000	(Series Z-9) 3.49% due 10/01/2035 (a)	11,785,000
1,525,000	(Series Z-12) 3.49% due 05/15/2015 (a)(b)	1,525,000
15,760,000	Miami-Dade County, Florida Expressway Auth Toll System Rev (Eagle 20060121 CL-A) VRDN 3.52% due 07/01/2037 (a)(b)	15,760,000
	Municipal Securities Trust Certificate (Florida State Board & Education — Class A) DDN:
35,955,000	(Series 2001-115) 3.60% due 01/15/2015 (a)(b)	35,955,000
14,155,000	(Series 2001-131) 3.60% due 08/04/2016 (a)(b)	14,155,000
13,315,000	Municipal Securities Trust Certificate (Class A — Series 2001-160) Florida State Board Education Lottery DDN 3.60% due 05/06/2010 (a)(b)	13,315,000
9,695,000	Municipal Securities Trust Certificate (Class A — Series 2001-161) Florida State Board Education Capital Outlay DDN 3.60% due 01/30/2019 (a)(b)	9,695,000
10,150,000	Municipal Securities Trust Certificate (Series 2006-285) Auburndale, Florida VRDN 3.50% due 12/06/2010 (a)(b)	10,150,000
	Orange County, Florida Health Facilities Auth Rev VRDN:
28,945,000	(Floaters — Series 531) 3.50% due 11/15/2021 (a)(b)	28,945,000
14,550,000	(Floaters — Series 830) 3.50% due 11/15/2022 (a)(b)	14,550,000
14,000,000	Orange County, Florida IDA Rev (Foundation Academy Winter Project) VRDN 3.48% due 04/01/2032 (a)	14,000,000
28,750,000	Orlando & Orange County, Florida Expressway Auth Rev (Eagle 20070081 CL-A) VRDN 3.50% due 07/01/2042 (a)(b)	28,750,000
6,270,000	Peace River/Manasota Regional Water Supply Auth Florida Rev (Eagle 20060033 CL-A) VRDN 3.52% due 10/01/2035 (a)(b)	6,270,000
6,000,000	Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 3.26% due 08/01/2028 (a)	6,000,000
204,985,000	Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 3.60% due 09/01/2028 (a)	204,985,000
14,665,000	Sarasota County, Florida Retirement Community Rev (Glenridge Palmer Project) DDN 3.58% due 06/01/2036 (a)	14,665,000
24,970,000	Seminole County, Florida Water & Sewer Rev (Putters — Series 2039) VRDN 3.49% due 10/01/2014 (a)(b)	24,970,000
25,130,000	South Florida Water Management District Certificate Partnership (ROCS RR II R 746) VRDN 3.52% due 10/01/2036 (a)(b)	25,130,000
	Sunshine State Government Financing Florida Rev (Series J) CP:
24,025,000	3.65% due 11/07/2007	24,025,000
22,980,000	3.61% due 11/14/2007	22,980,000
24,980,000	3.56% due 12/11/2007	24,980,000
15,700,000	3.62% due 12/13/2007	15,700,000
7,375,000	Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A) VRDN 3.52% due 10/01/2035 (a)(b)	7,375,000
10,200,000	Tampa, Florida Occupational License Tax (Putters — Series 2110) VRDN 3.49% due 04/01/2015 (a)(b)	10,200,000

See Notes to Financial Statements.

36 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Florida — (concluded)
$2,980,000	Volusia County, Florida Educational Facilities Auth Rev (Putters — Series 886) VRDN 3.50% due 12/01/2012 (a)(b)	$2,980,000

Georgia —3.4%
4,185,000	Albany-Dougherty County, Georgia Hospital Auth Rev VRDN 3.29% due 09/01/2020 (a)(b)	4,185,000
16,600,000	Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 3.58% due 09/01/2029 (a)	16,600,000
30,400,000	Athens-Clarke County, Georgia University Government Development Auth Rev (University of Georgia Athletic Assn Project) DDN 3.58% due 09/01/2031 (a)	30,400,000
14,585,000	Atlanta, Georgia Development Auth Student Housing Rev (Putters — Series 1046) VRDN 3.49% due 09/01/2013 (a)(b)	14,585,000
10,435,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev (Putters — Series 1690) VRDN 3.49% due 01/01/2013 (a)(b)	10,435,000
17,500,000	Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN 3.52% due 12/01/2024 (a)	17,500,000
	Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
12,000,000	(Atlanta Coventry Station Apartments) 3.53% due 12/01/2040 (a)	12,000,000
7,000,000	(Lindbergh City Center Apartments) 3.53% due 11/01/2044 (a)	7,000,000
7,000,000	(M Street Apartments Project) 3.49% due 03/01/2043 (a)	7,000,000
	Atlanta, Georgia Water & Wastewater Rev VRDN:
24,750,000	(Eagle 20060094 CL-A) 3.51% due 11/01/2043 (a)(b)	24,750,000
9,830,000	(Eagle 20060130 CL-A) 3.52% due 11/01/2034 (a)(b)	9,830,000
11,660,000	(Eagle 720050009 CL-A) 3.50% due 11/01/2043 (a)(b)	11,660,000
7,640,000	(Floaters — Series 1273) 3.50% due 11/01/2043 (a)(b)	7,640,000
5,260,000	Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust Rcpts — Series K-2) VRDN 3.29% due 11/01/2043 (a)(b)	5,260,000
2,950,000	Atlanta, Georgia Water & Wastewater Rev (Series C) DDN 3.58% due 11/01/2041 (a)	2,950,000
3,290,000	Clayton County, Georgia Housing Auth M/F Rev (Provence Place Apartments Project) VRDN 3.51% due 10/01/2041 (a)	3,290,000
11,050,000	Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 3.30% due 10/01/2035 (a)	11,050,000
9,510,000	Colquitt County, Georgia Hospital Auth Rev VRDN 3.39% due 03/01/2023 (a)	9,510,000
2,875,000	Crisp County-Cordele, Georgia IDA Rev VRDN 3.53% due 03/01/2027 (a)	2,875,000
15,785,000	Crisp County, Georgia Solid Waste Management Auth Rev VRDN 3.68% due 01/01/2023 (a)	15,785,000
12,930,000	Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 3.26% due 09/01/2035 (a)	12,930,000

Georgia — (continued)
	Dekalb County, Georgia Water & Sewer Rev VRDN:
$10,775,000	(Floaters — Series 1906) 3.50% due 10/01/2035 (a)(b)	$10,775,000
8,161,000	(Floaters — Series 1907) 3.50% due 10/01/2035 (a)(b)	8,161,000
12,525,000	East Point, Georgia Housing Auth M/F Rev (Eagle Crest Apartments Project) VRDN 3.56% due 06/01/2036 (a)	12,525,000
5,395,000	Eclipse Funding Trust 2006-0024 (Solar Eclipse — Atlanta Georgia Development Auth) VRDN 3.49% due 09/01/2013 (a)(b)	5,395,000
10,080,000	Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 3.58% due 09/01/2026 (a)	10,080,000
	Fulton County, Georgia Development Auth VRDN:
8,000,000	(Shepherd Center Inc. Project) 3.26% due 09/01/2035 (a)	8,000,000
7,200,000	(Siemens Energy Inc. Project) 3.55% due 12/15/2014 (a)	7,200,000
	Fulton County, Georgia Water & Sewer Rev VRDN:
1,645,000	(Eagle 720050005 CL-A) 3.52% due 01/01/2035 (a)(b)	1,645,000
4,485,000	(Putters — Series 1474) 3.49% due 07/01/2012 (a)(b)	4,485,000
3,070,000	Gainsville & Hall County, Georgia Development Auth Rev (Atex Inc. Project) VRDN 3.54% due 09/01/2023 (a)	3,070,000
3,905,000	Gainsville & Hall County, Georgia Development Auth Rev Senior Living Facilities — Lanier Village — Series C) DDN 3.59% due 11/15/2030 (a)	3,905,000
	Georgia State Local Government Certificate Partnership
	(Macon Trust — Series 2002-0) VRDN:
4,515,000	3.50% due 12/01/2022 (a)(b)	4,515,000
6,715,000	3.50% due 06/01/2028 (a)(b)	6,715,000
	Georgia State VRDN:
11,705,000	(Putters — Series 2023) 3.75% due 08/01/2015 (a)(b)	11,705,000
20,425,000	(ROCS RR II R 10168) 3.51% due 11/01/2017 (a)(b)	20,425,000
7,160,000	Georgia State Housing & Finance Auth Rev (Merlots — Series B-11) VRDN 3.39% due 12/01/2036 (a)(b)	7,160,000
	Gwinnett County, Georgia Development Auth Certificate Partnership VRDN:
33,295,000	(Putters — Series 1655) 3.49% due 07/01/2016 (a)(b)	33,295,000
2,740,000	(ROCS RR II R 6009) 3.51% due 01/01/2021 (a)(b)	2,740,000
	Gwinnett County, Georgia Development Auth Rev VRDN:
3,680,000	(Barcoview LLC Project) 3.60% due 07/01/2018 (a)	3,680,000
5,000,000	(Wesleyan School Inc. Project) 3.26% due 09/01/2025 (a)	5,000,000
16,640,000	Henry County, Georgia Water & Sewer Auth Rev (Eagle 720050008 CL-A) VRDN 3.51% due 02/01/2029 (a)(b)	16,640,000
	Lehman Municipal Trust Receipts Various States (Floaters — Series 06 — Regional D) VRDN:
6,600,000	3.35% due 01/01/2030 (a)(b)	6,600,000
8,045,000	3.35% due 03/01/2037 (a)(b)	8,045,000
	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev VRDN:
19,835,000	(Putters — Series 312) 3.49% due 07/01/2021 (a)(b)	19,835,000
49,095,000	(ROCS RR II R 9158) 3.51% due 07/01/2034 (a)(b)	49,095,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 37

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Georgia — (concluded)
	Municipal Electric Auth Georgia CP:
$52,038,000	(Series A) 3.52% due 12/03/2007	$52,038,000
40,000,000	(Series B) 3.52% due 12/03/2007	40,000,000
9,015,000	Private Colleges & Universities Auth Rev (Mercer University Project) VRDN 3.50% due 10/01/2032 (a)	9,015,000
8,700,000	Private Colleges & Universities Auth Rev (Mercer University — Series C) VRDN 3.50% due 10/01/2031 (a)	8,700,000
10,200,000	Putnam County, Georgia Development Auth PCR (Georgia Power Co.) DDN 3.58% due 03/01/2024 (a)	10,200,000
5,875,000	Rockdale County, Georgia Water & Sewer Auth Rev (Putters — Series 1342) VRDN 3.49% due 07/01/2013 (a)(b)	5,875,000
1,475,000	Thomaston-Upson County, Georgia IDA Rev (Thomaston Manufacturing Project) VRDN 3.60% due 12/01/2011 (a)	1,475,000

Hawaii — 0.4%
	Hawaii State VRDN:
14,210,000	(ROCS RR II R 6062) 3.51% due 03/01/2026 (a)(b)	14,210,000
1,970,000	(ROCS RR II R 6504) 3.51% due 10/01/2024 (a)(b)	1,970,000
15,000,000	Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 3.49% due 07/01/2009 (a)(b)	15,000,000
	Honolulu, Hawaii City & County VRDN:
7,500,000	(Eagle 720050052 CL-A) 3.52% due 07/01/2024 (a)(b)	7,500,000
3,072,500	(Floaters — Series 1115) 3.50% due 07/01/2023 (a)(b)	3,072,500
26,170,000	Honolulu, Hawaii City & County Wastewater System Rev (Putters — Series 1475) VRDN 3.49% due 07/01/2014 (a)(b)	26,170,000
9,385,000	Lehman Municipal Trust Receipts Various States (Hawaii State Airport System Rev — Floaters — Series P-21) VRDN 3.35% due 07/01/2017 (a)(b)	9,385,000

Idaho — 0.2%
3,890,000	Idaho Housing & Finance Assn Nonprofit Facilities Rev (Albertson College Project) VRDN 3.46% due 11/01/2021 (a)	3,890,000
5,940,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments Project) DDN 3.65% due 05/01/2032 (a)	5,940,000
4,640,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments II Development) DDN 3.68% due 04/01/2033 (a)	4,640,000
30,400,000	Idaho State TAN 4.50% due 06/30/2008	30,549,157
905,000	Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project) VRDN 3.40% due 08/01/2012 (a)	905,000

Illinois — 6.3%
10,000,000	ABN-AMRO Muni Tops — Illinois (Certificate Trust 2006-44) VRDN 3.50% due 07/01/2014 (a)(b)	10,000,000
1,705,000	Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 3.65% due 10/01/2018 (a)	1,705,000
5,412,000	Austin Trust Various States (University of Illinois 2007-166) VRDN 3.50% due 04/01/2032 (a)(b)	5,412,000
	Chicago, Illinois VRDN:
19,590,000	(Putters — Series 1277) 3.49% due 01/01/2014 (a)(b)	19,590,000

Illinois — (continued)
$4,815,000	(ROCS RR II R 10267) 3.51% due 01/01/2042 (a)(b)	$4,815,000
8,800,000	(ROCS RR II R 10275) 3.50% due 01/01/2037 (a)(b)	8,800,000
2,360,000	Chicago, Illinois Board Education (Eagle 720050058 CL-A) VRDN 3.52% due 12/01/2031 (a)(b)	2,360,000
	Chicago, Illinois IDR VRDN:
7,000,000	(Enterprise Center VIII Project) 3.40% due 06/01/2022 (a)	7,000,000
1,900,000	(Trendler Components Inc. Project) 3.61% due 11/01/2017 (a)	1,900,000
8,000,000	Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Technical Center II Project) VRDN 3.54% due 03/01/2037 (a)	8,000,000
	Chicago, Illinois O’Hare International Airport Rev VRDN:
31,680,000	(Eagle 720053025 CL-A) 3.51% due 01/03/2033 (a)(b)	31,680,000
5,207,500	(Floaters — Series 1284) 3.50% due 01/01/2033 (a)(b)	5,207,500
5,260,000	(Merlots — Series D-12) 3.34% due 01/01/2025 (a)(b)	5,260,000
14,640,000	(Putters — Series 670) 3.95% due 01/01/2012 (a)(b)	14,640,000
9,720,000	(Putters — Series 2115) 3.49% due 01/01/2014 (a)(b)	9,720,000
4,110,000	(ROCS RR II R 239) 3.59% due 01/01/2022 (a)(b)	4,110,000
15,810,000	(ROCS RR II R 494) 3.51% due 01/01/2026 (a)(b)	15,810,000
7,500,000	(ROCS RR II R 522) 3.51% due 01/01/2023 (a)(b)	7,500,000
	Chicago, Illinois Park District VRDN:
7,055,000	(Merlots — Series A-61) 3.34% due 01/01/2021 (a)(b)	7,055,000
11,355,000	(Putters — Series 521) 3.49% due 07/01/2012 (a)(b)	11,355,000
22,470,000	Chicago, Illinois Sales Tax Rev (Merlots — Series AAA) VRDN 3.34% due 01/01/2034 (a)(b)	22,470,000
3,600,000	Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 3.59% due 12/01/2015 (a)	3,600,000
	Chicago, Illinois Wastewater Transmission Rev VRDN:
10,175,000	(ROCS RR II R 720) 3.52% due 01/01/2036 (a)(b)	10,175,000
5,895,000	(ROCS RR II R 9091) 3.51% due 01/01/2030 (a)(b)	5,895,000
2,380,000	(Series O) 3.50% due 01/01/2030 (a)(b)	2,380,000
10,450,000	Chicago, Illinois Water Rev (Putters — Series 1419) VRDN 3.49% due 05/01/2014 (a)(b)	10,450,000
3,600,000	Cook County, Illinois (Putters — Series 559) VRDN 3.49% due 05/15/2012 (a)(b)	3,600,000
1,750,000	Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 3.57% due 05/01/2017 (a)	1,750,000
2,780,000	Du Page & Cook Counties, Illinois (ROCS RR II R 1073) VRDN 3.51% due 01/01/2025 (a)(b)	2,780,000
10,840,000	Eagle Tax-Exempt Trust Illinois State (Series 02-6002) VRDN 3.52% due 04/01/2022 (a)(b)	10,840,000
	Eagle Tax-Exempt Trust — Metropolitan Pier & Exposition (Series 02-6001) VRDN:
5,000,000	3.52% due 12/15/2028 (a)	5,000,000
6,150,000	3.52% due 06/15/2042 (a)(b)	6,150,000
	Eclipse Funding Trust (Solar Eclipse — Illinois State) VRDN:
3,965,000	(2006-0005) 3.78% due 04/01/2027 (a)(b)	3,965,000
15,095,000	(2006-0006) 3.49% due 01/01/2014 (a)(b)	15,095,000
10,000,000	(2006-0075) 3.49% due 12/01/2013 (a)(b)	10,000,000
11,500,000	(2006-0078) 3.49% due 04/01/2014 (a)(b)	11,500,000
2,285,000	Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN 3.73% due 06/01/2025 (a)	2,285,000

See Notes to Financial Statements.

38 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Illinois — (continued)
$1,675,000	Illinois Development Finance Auth IDR (Rockford College Project) VRDN 3.68% due 02/01/2021 (a)	$1,675,000
19,745,000	Illinois Development Finance Auth Retirement Housing Rev (Putters — Series 1983) VRDN 3.49% due 01/01/2020 (a)(b)	19,745,000
16,500,000	Illinois Educational Facilities Auth Rev (Art Institute of Chicago) VRDN 3.62% due 10/01/2031 (a)	16,500,000
28,265,000	Illinois Educational Facilities Auth Rev (University of Chicago) CP 3.66% due 05/06/2008	28,265,000
	Illinois Finance Auth Rev (Central Dupage Health) VRDN:
37,500,000	(Series B) 3.59% due 11/01/2038 (a)	37,500,000
50,000,000	(Series C) 3.59% due 11/01/2038 (a)	50,000,000
	Illinois Finance Auth Rev VRDN:
10,680,000	(Clare Oaks — Series C) 3.47% due 11/01/2040 (a)	10,680,000
5,445,000	(Eagle 20060115 CL-A) 3.52% due 12/01/2042 (a)(b)	5,445,000
13,995,000	(Floaters 06-2001) 3.51% due 07/01/2009 (a)(b)	13,995,000
7,000,000	(Mercy Alliance Project) 3.47% due 02/15/2035 (a)	7,000,000
9,500,000	(Rest Haven Christian Service — Series B) 3.46% due 11/15/2034 (a)	9,500,000
59,725,000	(ROCS RR II R 9100) 3.51% due 07/01/2046 (a)(b)	59,725,000
	Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
42,445,000	(Series B) 3.59% due 11/01/2027 (a)	42,445,000
45,410,000	(Series C) 3.59% due 11/01/2027 (a)	45,410,000
	Illinois Health Facilities Auth Rev (Evanston Health) CP:
24,800,000	3.55% due 11/27/2007	24,800,000
39,000,000	3.60% due 12/04/2007	39,000,000
30,000,000	Illinois Health Facilities Auth Rev (Evanston Northwestern Corp.) CP 3.69% due 12/13/2007	30,000,000
18,640,000	Illinois Health Facilities Auth Rev (Memorial Health System) DDN 3.63% due 10/01/2022 (a)	18,640,000
	Illinois Health Facilities Auth Rev (Northwestern Member Hospital) DDN:
1,060,000	(Series B) 3.58% due 06/01/2032 (a)	1,060,000
56,940,000	(Series B) 3.58% due 07/01/2032 (a)	56,940,000
9,100,000	Illinois Health Facilities Auth Rev (Series A) VRDN 3.25% due 10/01/2010 (a)	9,100,000
10,500,000	Illinois Housing Development Auth Rev (Homeowner Mortgage — Series H-2) VRDN 3.48% due 02/01/2039 (a)	10,500,000
	Illinois Municipal Electric Agency Power Supply System Rev VRDN:
12,775,000	(Merlots — Series D-30) 3.34% due 02/01/2022 (a)(b)	12,775,000
10,900,000	(Putters — Series 2105) 3.49% due 02/01/2015 (a)(b)	10,900,000
6,720,000	(Putters — Series 2128) 3.49% due 02/01/2015 (a)(b)	6,720,000
10,095,000	(Putters — Series 2144) 3.49% due 02/01/2015 (a)(b)	10,095,000
28,900,000	Illinois State Municipal Securities Trust Rcpts (SGA 103) VRDN 3.60% due 08/01/2024 (a)	28,900,000
18,915,000	Illinois State Sales Tax Rev (Putters — Series 1773) VRDN 3.47% due 06/15/2014 (a)(b)	18,915,000

Illinois — (continued)
	Illinois State Toll Highway Auth Rev VRDN:
$6,905,000	(Putters — Series 1014) 3.49% due 07/01/2013 (a)(b)	$6,905,000
20,965,000	(Putters — Series 1355) 3.49% due 01/01/2014 (a)(b)	20,965,000
6,165,000	(ROCS RR II R 606) 3.52% due 01/01/2031 (a)(b)	6,165,000
7,370,000	(ROCS RR II R 4073) 3.51% due 01/01/2023 (a)(b)	7,370,000
	Illinois State VRDN:
4,295,000	(Merlots — Series A-124) 3.34% due 11/01/2026 (a)(b)	4,295,000
4,965,000	(Merlots — Series B-05) 3.34% due 07/01/2022 (a)(b)	4,965,000
5,800,000	Lake County, Illinois Community School District (Putters — Series 329) VRDN 3.49% due 12/01/2014 (a)(b)	5,800,000
840,000	Macon County, Illinois Rev (Millikin University) VRDN 3.52% due 10/01/2031 (a)	840,000
5,500,000	McHenry County, Illinois Conservative District (Putters — Series 1963) VRDN 3.50% due 02/01/2015 (a)(b)	5,500,000
	Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev) VRDN:
3,500,000	(ROCS RR II R 10300) 3.51% due 06/15/2042 (a)(b)	3,500,000
17,500,000	(Series Z-165) 3.49% due 12/15/2028 (a)(b)	17,500,000
6,895,000	Morgan Keegan Municipal Products Inc. (Aurora Illinois S/F Mortgage Rev) VRDN 3.63% due 07/01/2011 (a)(b)	6,895,000
12,495,000	Municipal Securities Trust Certificates (Class A — Series 2001-124) VRDN 3.60% due 08/20/2014 (a)(b)	12,495,000
8,000,000	Municipal Securities Trust Certificates (Class A — Series 9010) VRDN 3.50% due 06/17/2009 (a)(b)	8,000,000
11,390,000	Municipal Securities Trust Certificates (Illinois Finance Auth Gas Light & Coke Co. — Series 2006-253) VRDN 3.50% due 05/12/2014 (a)(b)	11,390,000
10,515,000	Municipal Securities Trust Certificates (Chicago, Illinois Board of Education — Series 2005-237) VRDN 3.51% due 01/04/2024 (a)(b)	10,515,000
12,100,000	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport Class A — Series 93) DDN 3.63% due 10/04/2012 (a)(b)	12,100,000
	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport) VRDN:
8,495,000	(Series 2005-248) 3.50% due 12/18/2013 (a)(b)	8,495,000
10,000,000	(Series 7016) 3.50% due 01/01/2033 (a)(b)	10,000,000
8,200,000	Municipal Securities Trust Certificates (Regional Transportation Auth) (Series 9044) VRDN 3.50% due 03/29/2011 (a)(b)	8,200,000
2,510,000	Northern Illinois Municipal Power Agency Project Rev (ROCS RR II R 9130) VRDN 3.51% due 01/01/2042 (a)(b)	2,510,000
12,445,000	RBC Municipal Products Inc. Trust Various States (Floaters — Series 28-I) VRDN 3.52% due 11/01/2014 (a)(b)	12,445,000
2,155,000	Regional Transportation Auth Illinois (Merlots — Series A-41) VRDN 3.34% due 06/01/2017 (a)(b)	2,155,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 39

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Illinois — (concluded)
$5,200,000	Regional Transportation Auth Illinois Various Certificates (Macon Trust — Series O) VRDN 3.50% due 06/01/2033 (a)(b)	$5,200,000
4,414,000	Schaumburg, Illinois (Floaters — Series 1345) VRDN 3.50% due 12/01/2038 (a)(b)	4,414,000
4,040,000	Southern Illinois University Rev (Putters — Series 562) VRDN 3.50% due 04/01/2012 (a)(b)	4,040,000
5,150,000	Southwestern, Illinois Development Auth Rev (ROCS RR II R 11088) VRDN 3.52% due 06/01/2023 (a)(b)	5,150,000
2,150,000	Upper Illinois River Valley Development Auth IDR (Illinois L P Project) VRDN 3.55% due 10/01/2042 (a)	2,150,000
12,905,000	Will County, Illinois M/F Housing Rev (Woodlands Crest Hill) VRDN 3.51% due 02/15/2031 (a)	12,905,000

Indiana — 2.4%
960,000	Allen County, Indiana EDR (Waterfurnace International Inc.) VRDN 3.61% due 11/01/2014 (a)	960,000
6,940,000	Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 3.50% due 07/15/2013 (a)(b)	6,940,000
6,260,000	Avon, Indiana 2000 Community Bldg Corp. (Putters — Series 1055) VRDN 3.49% due 07/15/2013 (a)(b)	6,260,000
285,000	Bloomington, Indiana EDR (Bloomington Square Project) VRDN 3.83% due 12/01/2008 (a)	285,000
13,000,000	Clipper Tax-Exempt Certificate Trust (Certificate Partnership Indiana — Series 2007-2) VRDN 3.53% due 01/01/2018 (a)	13,000,000
2,000,000	Crawfordsville, Indiana EDR Rev (Performance Master LLC Project) VRDN 3.63% due 10/01/2018 (a)(b)	2,000,000
6,610,000	Cross Point, Indiana Multi-School Bldg Corp. (Putters — Series 1056) VRDN 3.50% due 07/15/2013 (a)	6,610,000
1,600,000	Dearborn County, Indiana EDR (D& S Machine Products Inc.) VRDN 3.57% due 04/01/2018 (a)	1,600,000
12,285,000	Eclipse Funding Trust 2007-0052 (Solar Eclipse — Crown Point Indiana Multiple School Bldg Corp.) DDN 3.60% due 07/15/2026 (a)(b)	12,285,000
5,570,000	Elkhart County, Indiana (Putters — Series 553) VRDN 3.93% due 12/01/2023 (a)(b)	5,570,000
2,150,000	Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 3.63% due 08/01/2012 (a)	2,150,000
50,600,000	Indiana Board Bank Rev (Series A) BAN 4.25% due 01/31/2008	50,673,117
58,585,000	Indiana Board Bank Rev (Midyear Funding Program — Series A) BAN 4.50% due 05/20/2008	58,818,364
39,610,000	Indiana Finance Auth Highway Rev (Putters — Series 1777) VRDN 3.49% due 12/01/2014 (a)(b)	39,610,000
14,915,000	Indiana Health & Educational Facilities Auth Hospital Rev (Howard Regional Health System Project — Series A) DDN 3.63% due 01/01/2035 (a)	14,915,000

Indiana — (continued)
$8,200,000	Indiana Health Facilities Auth Rev (Margaret Mary Community Hospital — Series A) VRDN 3.63% due 12/01/2029 (a)	$8,200,000
	Indiana Housing & Community Development Auth S/F Mortgage Rev VRDN:
27,190,000	(Putters — Series 1397) 3.55% due 07/01/2013 (a)(b)	27,190,000
7,385,000	(Series E-2) 3.62% due 12/20/2007 (a)	7,385,000
8,485,000	Indiana Municipal Power Agency (Power Supply System Rev — ROCS RR II R 592) VRDN 3.52% due 01/01/2032 (a)(b)	8,485,000
8,160,000	Indiana State Development Finance Auth Rev (Cathedral High) DDN 3.63% due 09/01/2026 (a)	8,160,000
835,000	Indiana State Development Finance Auth Rev EDR (Indianapolis Urban League) VRDN 3.61% due 01/01/2020 (a)	835,000
26,950,000	Indiana State Development Finance Environmental Rev (PSI Energy Inc. Project — Series B) VRDN 3.64% due 12/01/2038 (a)	26,950,000
19,520,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) DDN 3.63% due 12/01/2032 (a)	19,520,000
3,000,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) VRDN 3.61% due 11/01/2035 (a)	3,000,000
	Indiana State Development Finance Auth Solid Waste Disposal Rev (Waste Management Inc.) VRDN:
12,500,000	(Series A) 3.48% due 10/01/2025 (a)	12,500,000
7,000,000	(Series B) 3.49% due 10/01/2025 (a)	7,000,000
2,890,000	Indiana State Finance Auth EDR (Goodwill Industry Michiana — Series A) VRDN 3.51% due 01/01/2026 (a)	2,890,000
	Indiana Transportation Finance Auth Highway Rev VRDN:
2,304,500	(Floaters — Series 942-D) 3.50% due 12/01/2022 (a)(b)	2,304,500
4,060,000	(Merlots — Series B-21) 3.34% due 12/01/2022 (a)(b)	4,060,000
20,000,000	Indiana University CP 3.60% due 11/07/2007	20,000,000
6,275,000	Indiana University Rev (ROCS RR II R 6508) VRDN 3.51% due 08/01/2021 (a)(b)	6,275,000
3,800,000	Indianapolis, Indiana EDR (New Bridges Airports Project) VRDN 3.51% due 06/01/2035 (a)	3,800,000
16,800,000	Indianapolis, Indiana Local Public Bond Bank (Putters — Series 1424) VRDN 3.55% due 01/01/2014 (a)(b)	16,800,000
2,075,000	Kendallville, Indiana EDR (Bollhoff Rivnut Project) VRDN 3.56% due 02/01/2025 (a)	2,075,000
4,175,000	Lehman Municipal Trust Rcpts Various States (Elkhart County — Series 07) VRDN 3.34% due 12/01/2022 (a)(b)	4,175,000
8,100,000	Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 3.44% due 08/01/2017 (a)	8,100,000

See Notes to Financial Statements.

40 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Indiana — (concluded)
$8,155,000	Mount Vernon of Hancock County, Indiana Multi-School Bldg Corp. (ROCS RR II R 2197) VRDN 3.51% due 01/15/2023 (a)(b)	$8,155,000
5,685,000	Noblesville, Indiana Bldg Corp. (Putters — Series 1068) VRDN 3.50% due 07/15/2013 (a)(b)	5,685,000
5,500,000	Shelbyville, Indiana Central Renovation School Building Corp. (Putters — Series 1075) VRDN 3.50% due 07/15/2013 (a)(b)	5,500,000
10,070,000	Sunman-Dearborn, Indiana High School Bldg Corp. (Putters — Series 671) VRDN 3.93% due 01/15/2013 (a)(b)	10,070,000
1,500,000	Whitley County, Indiana EDR (Micopulse Inc. Project) VRDN 3.53% due 02/01/2028 (a)	1,500,000

Iowa — 1.1%
36,695,000	Iowa City, Iowa Rev (Act Inc.) DDN 3.68% due 04/01/2032 (a)	36,695,000
2,385,000	Iowa Finance Auth EDR (Monarch Manufacturing Co. Project) DDN 3.68% due 03/01/2016 (a)	2,385,000
4,800,000	Iowa Finance Auth Health Facilities Rev (Care Initiatives Project) DDN 3.63% due 11/01/2036 (a)	4,800,000
6,500,000	Iowa Finance Auth Retirement Community Rev (Wesley Retirement — Series B) VRDN 3.43% due 12/01/2033 (a)	6,500,000
	Iowa Finance Auth Rev (Museum of Art Foundation) DDN:
13,150,000	3.58% due 06/01/2033 (a)	13,150,000
13,975,000	3.58% due 10/01/2033 (a)	13,975,000
	Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN:
4,800,000	3.58% due 12/01/2012 (a)	4,800,000
7,870,000	3.58% due 05/01/2020 (a)	7,870,000
5,000,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — University of Dubuque) VRDN 3.58% due 04/01/2035 (a)	5,000,000
	Iowa Higher Educational Loan Auth Rev (Private Colleges — Des Moines) DDN:
6,105,000	3.63% due 10/01/2024 (a)	6,105,000
9,555,000	3.63% due 10/01/2033 (a)	9,555,000
20,050,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — St. Ambrose) DDN 3.58% due 04/01/2033 (a)	20,050,000
14,500,000	Iowa State School BAN 4.50% due 06/27/2008	14,570,257
	Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
3,900,000	3.37% due 03/01/2017 (a)	3,900,000
19,500,000	(Series A) 3.37% due 09/01/2016 (a)	19,500,000
15,370,000	Municipal Securities Trust Certificates Class A (Iowa Finance Auth Hospital Facilities Rev Health System — Series 26) VRDN 3.50% due 06/01/2010 (a)(b)	15,370,000
11,810,000	Tobacco Settlement Auth Iowa (ROCS RR II R 456 CE) VRDN 3.52% due 06/01/2046 (a)(b)	11,810,000

Kansas — 0.6%
7,570,000	Johnson County, Kansas Public Bldg Community Lease Rev (Putters — Series 528) VRDN 3.50% due 09/01/2010 (a)(b)	7,570,000

Kansas — (concluded)
$5,125,000	Johnson County, Kansas School District Shawnee Mission (Putters — Series 512) VRDN 3.50% due 10/01/2012 (a)(b)	$5,125,000
4,150,000	Kansas State Department Transportation Highway Rev (ROCS RR II R 6020) VRDN 3.51% due 03/01/2019 (a)(b)	4,150,000
	Kansas State Development Finance Auth Lease Rev DDN:
5,600,000	(Series 1-J) 3.58% due 12/01/2018 (a)	5,600,000
17,200,000	(Series 2-J) 3.58% due 12/01/2034 (a)	17,200,000
3,440,000	Lawrence, Kansas Industrial Rev (Prosoco Inc. Project — Series A) VRDN 3.60% due 12/01/2018 (a)	3,440,000
8,310,000	Lehman Municipal Trust Receipts Various States (Sedgwick & Shawnee Counties — Series 06-K54) VRDN 3.52% due 02/01/2012 (a)(b)	8,310,000
4,200,000	Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project — Series A) VRDN 3.58% due 04/15/2035 (a)	4,200,000
8,500,000	Lenexa, Kansas Rev (Floaters — Series 302) VRDN 3.52% due 02/01/2012(a)(b)	8,500,000
	Sedgwick & Shawnee Counties, Kansas S/F Mortgage Rev VRDN:
10,825,000	(ROCS RR II R 10231) 3.59% due 06/01/2039 (a)(b)	10,825,000
10,570,000	(ROCS RR II R 10232) 3.59% due 12/01/2038 (a)(b)	10,570,000
34,835,000	University of Kansas Hospital Auth Health Facilities Rev DDN 3.58% due 09/01/2034 (a)	34,835,000

Kentucky — 2.5%
885,000	Boone County, Kentucky IBR (Diocesan Educational Projects) VRDN 3.63% due 11/01/2018 (a)	885,000
2,400,000	Carroll County, Kentucky PCR CP 3.73% due 11/08/2007	2,400,000
1,585,000	Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 3.52% due 11/01/2018 (a)	1,585,000
	Danville, Kentucky Multi-City Lease Rev (Municipal League Pooled Program) CP:
1,000,000	3.81% due 12/14/2007	1,000,000
18,260,000	3.55% due 01/14/2008	18,260,000
5,245,000	3.50% due 02/07/2008	5,245,000
890,000	Dayton, Kentucky IBR (Willow Green Project) VRDN 3.63% due 08/01/2020 (a)	890,000
3,810,000	Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 3.30% due 04/01/2020 (a)	3,810,000
12,445,000	Hopkins County, Kentucky Hospital Rev (Floaters — Series 730) VRDN 3.50% due 11/15/2011 (a)(b)	12,445,000
22,500,000	Jefferson County, Kentucky PCR (Louisville Gas & Electric Project) CP 3.71% due 12/05/2007	22,500,000
81,400,000	Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati — Series A) VRDN 3.58% due 07/01/2032 (a)	81,400,000
4,090,000	Kenton County, Kentucky Educational Rev (St. Pius X School District Projects) VRDN 3.52% due 06/01/2023 (a)	4,090,000
	Kentucky Asset/Liability CP:
15,000,000	3.63% due 11/06/2007	15,000,000
25,000,000	3.52% due 12/06/2007	25,000,000
30,000,000	3.65% due 02/06/2008	30,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 41

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Kentucky — (concluded)
$2,850,000	Kentucky EDF (Solid Waste Disposal Rev Republic Services Inc.) VRDN 3.73% due 07/01/2035 (a)	$2,850,000
47,848,000	Kentucky Public Energy Auth Gas Supply Rev (Series A) DDN 3.58% due 08/01/2016 (a)	47,848,000
5,000,000	Kentucky Rural Water Finance Corp. (Public Project Rev Construction — Series A) VRDN 3.65% due 04/01/2009 (a)	5,000,000
14,135,000	Kentucky State Municipal Power Agency System Rev (Merlots — Series D-17) VRDN 3.34% due 09/01/2027 (a)(b)	14,135,000
2,750,000	Lehman Municipal Trust Rcpts (Kentucky Housing Corp. — Floaters — Series 06) VRDN 3.35% due 07/01/2037 (a)(b)	2,750,000
5,005,000	Louisville & Jefferson County, Kentucky (Sewer & Drain System Rev — Floaters — Series 1517) VRDN 3.50% due 05/15/2038 (a)(b)	5,005,000
7,400,000	Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 3.73% due 11/08/2007	7,400,000
2,400,000	Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 3.73% due 11/08/2007	2,400,000
53,000,000	Pendleton County, Kentucky Multi-County Lease Rev CP 3.62% due 11/14/2007	53,000,000
38,545,000	Shelby County, Kentucky Lease Rev (Series A) DDN 3.58% due 09/01/2034 (a)	38,545,000
	Trimble County, Kentucky PCR CP:
27,500,000	3.71% due 12/05/2007	27,500,000
35,000,000	3.74% due 12/05/2007	35,000,000

Louisiana — 3.9%
4,500,000	Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 3.40% due 06/01/2025 (a)	4,500,000
6,000,000	Eagle Tax-Exempt Trust — New Orleans, Louisiana VRDN 3.55% due 12/01/2021 (a)(b)	6,000,000
3,620,000	East Baton Rouge, Louisiana Mortgage Finance Auth S/F Rev (Floaters — Series 996) VRDN 3.55% due 06/02/2008 (a)(b)	3,620,000
21,405,000	Eclipse Funding Trust 2007-0042 (Solar Eclipse — Louisiana Public Facilities Auth Rev Tulane University Project) VRDN 3.80% due 02/15/2035 (a)(b)	21,405,000
19,835,000	Eclipse Funding Trust 2007-0059 (Solar Eclipse — Lafayette, Louisiana) VRDN 3.49% due 05/01/2015 (a)(b)	19,835,000
	Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall Auth Special Tax) VRDN:
8,045,000	(ROCS RR II R 4038) 3.54% due 07/15/2023 (a)(b)	8,045,000
10,495,000	(ROCS RR II R 4060) 3.54% due 07/15/2022 (a)(b)	10,495,000
5,000,000	Jefferson, Louisiana Sales Tax Rev VRDN 3.80% due 12/01/2022 (a)	5,000,000
18,000,000	Jefferson Parish, Louisiana Finance Auth Rev (ROCS RR II R 11086) VRDN 3.51% due 12/01/2032 (a)(b)	18,000,000
33,995,000	Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 3.49% due 12/01/2008 (a)(b)	33,995,000

Louisiana — (continued)
$13,920,000	Lafayett, Louisiana Utilities Rev (Merlots — Series B-23) VRDN 3.34% due 11/01/2028 (a)(b)	$13,920,000
	Lake Charles, Louisiana Harbor & Rev (Conoco Inc. Project) VRDN:
20,900,000	(Series A) 3.32% due 09/01/2029 (a)	20,900,000
3,400,000	(Series B) 3.37% due 09/01/2012 (a)	3,400,000
	Louisiana Housing Finance Agency Mortgage Rev VRDN:
262,000	(Floaters — Series 1069) 3.55% due 12/01/2047 (a)(b)	262,000
12,964,363	(Floaters — Series 1224) 3.55% due 12/01/2047 (a)(b)	12,946,363
45,025,000	Louisiana Housing Finance Agency M/F Rev (Floaters — Series 1556) VRDN 3.55% due 12/01/2041 (a)(b)	45,025,000
6,400,000	Louisiana Housing Finance Agency M/F Rev (Lapalco Court Apartments Project) VRDN 3.58% due 11/15/2037 (a)	6,400,000
6,000,000	Louisiana Housing Finance Agency Rev (Canterbury House Apartments) VRDN 3.54% due 09/15/2040 (a)	6,000,000
	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (BASF Corp. Project) VRDN:
4,000,000	3.32% due 12/01/2036 (a)	4,000,000
10,000,000	3.32% due 12/01/2037 (a)	10,000,000
8,785,000	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (Northwestern State University Student Housing — Series A) VRDN 3.51% due 08/01/2038 (a)	8,785,000
	Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
18,650,000	3.34% due 12/01/2038 (a)	18,650,000
3,400,000	3.34% due 12/01/2039 (a)	3,400,000
13,000,000	Louisiana Public Facilities Auth (Air Products & Chemical Project) DDN 3.66% due 12/01/2040 (a)	13,000,000
	Louisiana Public Facilities Auth Rev VRDN:
6,550,000	(Putters — Series 1753) 3.52% due 01/01/2015 (a)(b)	6,550,000
3,050,000	(Putters — Series 1754) 3.52% due 01/01/2015 (a)(b)	3,050,000
16,045,000	(Series 2007-038) 3.50% due 06/01/2041 (a)(b)	16,045,000
	Louisiana State Gas & Fuels Tax Rev VRDN:
56,430,000	(Eagle 0060030 CL-A) 3.51% due 05/01/2035 (a)(b)	56,430,000
9,900,000	(Eagle 20060073 CL-A) 3.52% due 05/01/2035 (a)(b)	9,900,000
6,490,000	(Eagle 20060137 CL-A) 3.67% due 05/01/2036 (a)(b)	6,490,000
9,900,000	(Eagle 20060148 CL-A) 3.52% due 05/01/2036 (a)(b)	9,900,000
23,735,000	(Eagle 20060150 CL-A) 3.52% due 05/01/2036 (a)(b)	23,735,000
30,000,000	(Eagle 720050038 CL-A) 3.50% due 05/01/2035 (a)(b)	30,000,000
31,635,000	(Floaters — Series 1127) 3.50% due 05/01/2035 (a)(b)	31,635,000
7,480,000	(Putters — Series 1065) 3.50% due 05/01/2013 (a)(b)	7,480,000
25,870,000	(Putters — Series 1548) 3.49% due 05/01/2014 (a)(b)	25,870,000

See Notes to Financial Statements.

42 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Louisiana — (concluded)
$54,682,000	Louisiana State Municipal National Gas Purchasing & Distribution Auth Gas Rev (Putters — Series 1411Q) VRDN 3.53% due 03/15/2014 (a)(b)	$54,682,000
10,945,000	Louisiana State University (Agricultural & Mechanical College Board Supervisors Rev) VRDN 3.44% due 07/01/2032 (a)	10,945,000
38,800,000	Morgan Keegan Municipal Product Inc. (New Orleans Louisiana S/F Mortgage Rev) VRDN 3.57% due 12/01/2041 (a)(b)	38,800,000
11,900,000	Morgan Keegan Municipal Product Inc. (Various States Trust Receipts East Baton Rouge LA S/F — Series A) VRDN 3.57% due 02/01/2011 (a)(b)	11,900,000
	Saint Charles Parish, Louisiana PCR (Shell Oil Co. Norco Project) DDN:
23,600,000	3.63% due 11/01/2021 (a)	23,600,000
18,010,000	3.64% due 09/01/2023 (a)	18,010,000
20,000,000	Saint James Parish, Louisiana PCR (Texaco Project — Series A) CP 3.54% due 02/12/2008	20,000,000
17,500,000	Saint John Baptist Parish, Louisiana Rev (Floaters — Series 1916) VRDN 3.51% due 06/01/2037 (a)(b)	17,500,000

Maine — 0.5%
730,000	Grey, Maine Rev (Advance Realty Project) VRDN 3.30% due 10/01/2011 (a)	730,000
5,600,000	Lehman Municipal Trust Rcpts Various States Maine State Housing Auth (Floaters — Series 06) VRDN 3.41% due 11/15/2036 (a)(b)	5,600,000
5,480,000	Maine Finance Auth IDR (Crobb Box Co. Project — Series A) VRDN 3.58% due 10/01/2019 (a)	5,480,000
2,170,000	Maine Finance Auth Rev (Dearborn Precision Tubular) VRDN 3.51% due 12/01/2013 (a)	2,170,000
22,580,000	Maine Finance Auth Rev (Jackson Lab Issue — Series 2002) VRDN 3.50% due 07/01/2031 (a)	22,580,000
9,500,000	Maine State BAN 4.25% due 06/10/2008	9,530,725
	Maine State Housing Auth Mortgage FXRDN:
4,500,000	(Series B) 3.75% due 11/15/2035	4,500,000
8,000,000	(Series D) 3.82% due 11/15/2040	8,000,000
34,000,000	(Series H) 3.62% due 11/15/2034	34,000,000

Maryland — 0.9%
14,000,000	Anne Arundel County, Maryland (Series 97-A) CP 3.68% due 12/06/2007	14,000,000
4,925,000	Anne Arundel County, Maryland Rev (Mountain Ridge Apartments) VRDN 3.48% due 07/01/2021 (a)	4,925,000
13,000,000	Baltimore County, Maryland CP 3.50% due 02/07/2008	13,000,000
6,380,000	Baltimore County, Maryland EDR (Garrison Forest School Inc. Project) DDN 3.58% due 10/01/2031 (a)	6,380,000
	Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
4,495,000	(Series A) 3.46% due 01/01/2034 (a)	4,495,000
3,295,000	(Series B) 3.43% due 01/01/2034 (a)	3,295,000
5,002,000	Clipper Tax-Exempt Certificate Trust (Series 2007 — 19) VRDN 3.55% due 06/01/2011 (a)(b)	5,002,000

Maryland — (concluded)
$22,000,000	Howard County, Maryland (Series D) CP 3.66% due 11/05/2007	$22,000,000
5,000,000	Maryland State Community Development Administration Department of Housing & Community Development Residential (Series R) VRDN 3.64% due 12/14/2007 (a)	5,000,000
7,470,000	Maryland State Community Development Administration Department of Housing (ROCS RR II R 11043) VRDN 3.59% due 03/01/2048 (a)(b)	7,470,000
10,000,000	Maryland State EDC Rev (Bakery De France Facilities) VRDN 3.59% due 09/01/2032 (a)	10,000,000
2,600,000	Maryland State EDC Rev (Gamse Lithographing Co. Facilities) VRDN 3.53% due 05/01/2017 (a)	2,600,000
2,000,000	Maryland State EDC EDR (Bindagraphics Inc. Project) VRDN 3.48% due 07/01/2021 (a)	2,000,000
	Maryland State Health & Higher Educational Facilities Auth Rev (Adventist Healthcare) VRDN:
950,000	(Series A) 3.46% due 01/01/2034 (a)	950,000
16,875,000	(Series A) 3.46% due 01/01/2035 (a)	16,875,000
14,725,000	(Series B) 3.46% due 01/01/2021 (a)	14,725,000
4,750,000	Maryland State Health & Higher Educational Facilities Auth Rev (Edenwald — Series B) VRDN 3.49% due 01/01/2037 (a)	4,750,000
21,695,000	Montgomery County, Maryland EDR (Riderwood Village Inc. Project) VRDN 3.47% due 03/01/2034 (a)	21,695,000
4,600,000	Washington County, Maryland Rev (Conservit Inc. Facilities) VRDN 3.53% due 02/01/2023 (a)	4,600,000

Massachusetts — 2.3%
34,110,000	Eclipse Funding Trust 2007-0077 (Solar Eclipse — Massachusetts State) VRDN 3.48% due 08/01/2037 (a)(b)	34,110,000
6,332,859	Framingham, Massachusetts BAN 4.00% due 11/15/2007	6,333,572
46,520,000	Lehman Municipal Trust Receipts Various States Massachusetts State (Floaters — Series 62) VRDN 3.30% due 11/01/2025 (a)(b)	46,520,000
12,000,000	Macon Trust (Massachusetts State Health & Educational Facilities — Harvard Vanguard Medical) VRDN 3.52% due 06/15/2012 (a)(b)	12,000,000
32,460,000	Massachusetts Bay Transportation Auth (Floaters — Series 156) DDN 3.61% due 07/01/2030 (a)(b)	32,460,000
13,340,000	Massachusetts State Development Finance Agency (Program IV Issue) CP 3.65% due 12/12/2007	13,340,000
40,000,000	Massachusetts State Development Finance Agency (Massachusetts Electric Co.) CP 3.88% due 11/06/2007	40,000,000
3,500,000	Massachusetts State Development Finance Agency (Nantucket Electric) CP 3.86% due 11/06/2007	3,500,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 43

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Massachusetts — (concluded)
	Massachusetts State Development Finance Agency VRDN:
$8,220,000	(Bancroft School) 3.48% due 09/01/2031 (a)	$8,220,000
3,200,000	(Buckingham Brown & Nichols) 3.47% due 06/01/2036 (a)	3,200,000
9,850,000	(Cordis Mills LLC) 3.50% due 12/01/2032 (a)	9,850,000
13,635,000	(Gordon College) 3.48% due 09/01/2032 (a)	13,635,000
15,415,000	(Groton School) 3.48% due 03/01/2034 (a)	15,415,000
4,635,000	(Lesley University) 3.50% due 07/01/2033 (a)	4,635,000
13,400,000	(Suffolk University — Series A) 3.34% due 07/01/2035 (a)	13,400,000
5,020,000	(Wilbraham & Monson Academy) 3.48% due 09/01/2036 (a)	5,020,000
13,355,000	Massachusetts State Health & Educational Auth Rev (Putters — Series 1279) VRDN 3.48% due 10/01/2012 (a)(b)	13,355,000
7,860,000	Massachusetts State Health & Educational Facilities Auth Rev (The Boston Home Inc. — Series B) VRDN 3.48% due 06/01/2032 (a)	7,860,000
	Massachusetts State Health & Educational (Harvard University) CP:
24,400,000	3.65% due 11/13/2007	24,400,000
18,262,000	3.69% due 12/12/2007	18,262,000
30,500,000	Massachusetts State IFA Rev (New England Power Co. — Series 92) CP 3.84% due 11/06/2007	30,500,000
	Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
5,820,000	(Eagle 20060035 CL-A) 3.51% due 08/15/2030 (a)(b)	5,820,000
6,800,000	(Eagle 20060055 CL-A) 3.51% due 08/15/2030 (a)(b)	6,800,000
19,775,000	Massachusetts State Water Pollution Abatement Trust Rev (Municipal Securities Trust Rcpts — Series 87) DDN 3.57% due 08/01/2023 (a)(b)	19,775,000
10,270,000	Massachusetts State Water Resources Auth (Floaters — Series 1890) VRDN 3.50% due 08/01/2036 (a)(b)	10,270,000
16,400,000	Municipal Securities Trust Certificates Class A Massachusetts State Port Auth Delta Airlines (Series 2001-155) DDN 3.63% due 04/28/2016 (a)(b)	16,400,000
4,000,000	Plymouth, Massachusetts BAN 4.15% due 12/06/2007	4,001,798
1,780,000	University of Massachusetts (Bldg Auth Project — ROCS RR II R 6016) VRDN 3.50% due 11/01/2015 (a)(b)	1,780,000

Michigan — 3.1%
28,000,000	ABN-AMRO Muni Tops — Detroit Michigan Sewer Rev (Series — 2005-3) VRDN 3.49% due 07/01/2013 (a)(b)	28,000,000
7,000,000	ABN-AMRO Muni Tops — Michigan State Bldg Auth Rev (Series — 2005-33) VRDN 3.50% due 10/15/2013 (a)(b)	7,000,000
7,950,000	Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 3.52% due 10/01/2023 (a)	7,950,000
	Detroit, Michigan City School District VRDN:
12,025,000	(Merlots — Series A-115) 3.34% due 04/01/2019 (a)(b)	12,025,000
8,460,000	(Merlots — Series B-27) 3.34% due 05/01/2027 (a)(b)	8,460,000

Michigan — (continued)
	Detroit, Michigan Sewer Disposal Rev VRDN:
$9,800,000	(Eagle 20060127 CL-A) 3.52% due 07/01/2036 (a)(b)	$9,800,000
6,315,000	(ROCS RR II R 719) 3.52% due 07/01/2036 (a)(b)	6,315,000
28,160,000	(ROCS RR II R 905) 3.51% due 07/01/2032 (a)(b)	28,160,000
5,445,000	(Merlots — Series B-01) 3.34% due 07/01/2022 (a)(b)	5,445,000
19,000,000	(Series E) 3.74% due 07/01/2031 (a)	19,000,000
3,700,000	Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A) VRDN 3.52% due 05/01/2035 (a)(b)	3,700,000
5,305,000	Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens — Series A-2) DDN 3.61% due 10/01/2020 (a)	5,305,000
6,200,000	Michigan City M/F Housing Rev (Garden Estates West Apartments) VRDN 3.58% due 10/01/2036 (a)	6,200,000
35,000,000	Michigan Municipal (Series B-1) BAN 4.50% due 08/20/2008	35,221,351
	Michigan State Bldg Auth Rev VRDN:
60,100,000	(Eagle 20060142 CL-A) 3.52% due 10/15/2036 (a)(b)	60,100,000
15,800,000	(Floaters — Series 70-Z) 3.49% due 10/15/2029 (a)(b)	15,800,000
10,895,000	(ROCS RR II R 7039) 3.52% due 10/15/2024 (a)(b)	10,895,000
	Michigan State Higher Educational Facilities Auth Rev VRDN:
6,000,000	(Adrian College) 3.47% due 03/01/2031 (a)	6,000,000
13,800,000	(Ave Maria School Project) 3.52% due 08/01/2026 (a)	13,800,000
14,935,000	Michigan State Hospital Finance Auth Rev (Crittenton Hospital — Series A) DDN 3.61% due 03/01/2030 (a)	14,935,000
	Michigan State Hospital Finance Auth Rev VRDN:
12,995,000	(Merlots — Series K) 3.34% due 11/15/2023 (a)(b)	12,995,000
1,675,000	(ROCS RR II R 588) 3.51% due 11/15/2046 (a)(b)	1,675,000
10,300,000	Michigan State Housing Development Auth M/F Rev (Limited Obligation Housing — Jackson Project) DDN 3.68% due 06/01/2037 (a)	10,300,000
	Michigan State Strategic Fund Limited Obligation Rev (Detroit Symphony Project) DDN:
25,655,000	(Series A) 3.58% due 06/01/2031 (a)	25,655,000
10,550,000	(Series B) 3.58% due 06/01/2031 (a)	10,550,000
	Michigan State Strategic Fund Limited Obligation Rev VRDN:
8,500,000	(Dow Chemical Project — Series B-1) 3.80% due 06/01/2014 (a)	8,500,000
5,000,000	(Sur-Flo Plastics Inc. Project) 3.61% due 08/01/2025 (a)	5,000,000
4,230,000	(Weller Trunk Parts Project) 3.61% due 10/01/2029 (a)	4,230,000
13,170,000	Michigan State Trunk Line (Merlots — Series B-02) VRDN 3.34% due 11/01/2021 (a)(b)	13,170,000
	Michigan State VRDN:
11,435,000	(Merlots — Series C-87) 3.70% due 09/15/2020 (a)(b)	11,435,000
10,700,000	(Putters — Series 2096) 3.75% due 03/15/2015 (a)(b)	10,700,000

See Notes to Financial Statements.

44 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Michigan — (concluded)
$42,165,000	Municipal Securities Trust Certificates (Michigan State Bldg Auth) DDN 3.60% due 10/07/2014 (a)(b)	$42,165,000
10,500,000	Municipal Securities Trust Certificates Class A (Detroit Michigan Sewer Disposal Rev — Series 2001-166) VRDN 3.60% due 12/15/2021 (a)(b)	10,500,000
23,445,000	Northern Michigan University Rev DDN 3.58% due 06/01/2031 (a)	23,445,000
3,060,000	Oakland County, Michigan EDC Limited Obligation Rev (Su Dan Co. Project) VRDN 3.61% due 07/01/2024 (a)(b)	3,060,000
5,705,000	Oakland University Michigan Rev (ROCS RR II R 2154) VRDN 3.51% due 05/15/2022 (a)	5,705,000
8,440,000	RBC Municipal Products Inc. (Floaters — Series 18-I) VRDN 3.49% due 07/01/2014 (a)(b)	8,440,000
2,635,000	Southfield, Michigan Library Bldg Auth (ROCS RR II R 7521) VRDN 3.51% due 05/01/2023 (a)(b)	2,635,000
6,085,000	Sturgis, Michigan Public School District (Putters — Series 728) VRDN 3.50% due 11/01/2012 (a)(b)	6,085,000
41,425,000	University of Michigan Rev Hospital (Series A) DDN 3.57% due 12/01/2035 (a)	41,425,000
6,600,000	Wayne County, Michigan Airport Auth Rev (Eagle 720053029 CL-A) VRDN 3.60% due 12/01/2034 (a)(b)	6,600,000

Minnesota — 2.0%
	Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
10,000,000	(Brentwood Hills Apartments Project — Series A) 3.68% due 09/01/2038 (a)	10,000,000
21,755,000	(Regatta Commons Project — Series A) 3.68% due 01/01/2038 (a)	21,755,000
16,005,000	Duluth, Minnesota EDA Health Care Facilities Rev Benedictine Health (Floaters — Series 895) VRDN 3.50% due 02/15/2020 (a)(b)	16,005,000
2,800,000	Hennepin County, Minnesota Housing & Redevelopment Auth M/F Rev (Stone Arch Apartments Project) VRDN 3.58% due 04/15/2035 (a)	2,800,000
3,707,500	Hennepin County, Minnesota Sales Tax Rev (Floaters — Series 1810) VRDN 3.50% due 12/15/2037 (a)(b)	3,707,500
2,417,000	Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN 3.68% due 05/01/2026 (a)	2,417,000
5,955,000	Minneapolis & Saint Paul, Minnesota Housing Finance Board S/F Mortgage Rev (ROCS RR II R 11210) VRDN 3.59% due 11/01/2038 (a)(b)	5,955,000
18,000,000	Minnesota Rural Water Finance Auth BAN 4.50% due 07/01/2008	18,066,910
10,000,000	Minnesota School District (Borrowing Program Certificates) TAN 4.50% due 08/28/2008	10,068,177
	Minnesota State VRDN:
14,255,000	(Floaters — Series 1462) 3.50% due 06/01/2018 (a)(b)	14,255,000
6,130,000	(Putters — Series 1421) 3.49% due 06/01/2014 (a)(b)	6,130,000
2,145,000	(ROCS RR II R 4065) 3.51% due 08/01/2023 (a)(b)	2,145,000

Minnesota — (concluded)
$9,700,000	Municipal Securities Trust Certificates (Series 2007-292) VRDN 3.51% due 12/23/2014 (a)(b)	$9,700,000
	Rochester, Minnesota Health Care Facilities CP:
20,000,000	(Series 00-A) 3.57% due 12/11/2007	20,000,000
21,000,000	(Series 00-A) 3.55% due 12/13/2007	21,000,000
19,000,000	(Series 00-B) 3.57% due 12/11/2007	19,000,000
34,000,000	(Series 00-C) 3.57% due 12/07/2007	34,000,000
31,400,000	(Series 01-A) 3.57% due 12/11/2007	31,400,000
23,150,000	(Series 01-B) 3.57% due 12/07/2007	23,150,000
5,000,000	(Series 01-D) 3.57% due 12/07/2007	5,000,000
37,400,000	(Series 92-B) 3.57% due 12/11/2007	37,400,000
10,000,000	(Series 92-B) 3.55% due 12/13/2007	10,000,000
4,800,000	St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev (ROCS RR II R 569 CE) VRDN 3.51% due 11/15/2030 (a)(b)	4,800,000
2,400,000	St. Paul, Minnesota Port Auth Distribution Cooling Rev (Series 2002-2-R) DDN 3.68% due 03/01/2022 (a)	2,400,000
31,295,000	St. Paul, Minnesota Port Auth Rev (Amherst H. Wilder Foundation — Series 06-3) VRDN 3.55% due 04/01/2036 (a)	31,295,000
6,200,000	UBS Municipal Services (Minnesota State Housing — Floaters 2007-35) VRDN 3.54% due 03/12/2010 (a)(b)	6,200,000

Mississippi — 0.8%
6,250,000	Eclipse Funding Trust 2006-0153 (Solar Eclipse — Mississippi Development Bank) VRDN 3.60% due 03/01/2036 (a)(b)	6,250,000
9,180,000	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Floaters — Series 99-G) VRDN 3.48% due 12/01/2028 (a)(b)	9,180,000
8,520,000	Mississippi Business Finance Corp. Solid Waste Disposal Rev (Mississippi Power Co. Project) DDN 3.59% due 05/01/2028 (a)	8,520,000
	Mississippi Development Bank Special Obligation VRDN:
19,095,000	(Merlots — Series 16-A) 3.70% due 07/01/2031 (a)(b)	19,095,000
6,860,000	(ROCS RR II R 6051) 3.51% due 01/01/2022 (a)(b)	6,860,000
57,791,500	Mississippi Home Corp. S/F Rev (Floaters — Series 1212) VRDN 3.55% due 12/01/2008 (a)(b)	57,791,500
29,210,000	Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service — Series 1) CP 3.58% due 12/06/2007	29,210,000
7,910,000	Mississippi State GO VRDN 3.63% due 12/04/2007 (a)	7,910,000

Missouri — 1.5%
9,380,000	Branson, Missouri School District (Putters — Series 1427) VRDN 3.50% due 03/01/2013 (a)(b)	9,380,000
5,300,000	Bridgeton, Missouri IDA IDR (Stikze Printing Project) VRDN 3.56% due 11/01/2031 (a)	5,300,000
3,200,000	Jackson County, Missouri IDA Health Facilities Rev (Kansas City Hospice) VRDN 3.37% due 01/01/2030 (a)	3,200,000
3,480,000	Jackson County, Missouri Special Obligation (ROCS RR II R 9014) VRDN 3.51% due 12/01/2029 (a)(b)	3,480,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 45

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Missouri — (concluded)
$9,600,000	Kansas City, Missouri IDA Rev (Ewing Marion Kauffman — Series A) DDN 3.58% due 04/01/2027 (a)(b)	$9,600,000
2,410,000	Kansas City, Missouri Municipal Assistance Corp. Rev (Putters — Series 1327) VRDN 3.49% due 04/15/2014 (a)	2,410,000
8,635,000	Missouri Municipal Electric Utility (Community Power Project Rev — Putters — Series 2160) VRDN 3.55% due 01/01/2015 (a)(b)	8,635,000
5,292,500	Missouri State Board Public Bldg Special Obligations (Floaters — Series 1433) VRDN 3.50% due 10/15/2027 (a)(b)	5,292,500
13,700,000	Missouri State Development Finance Board Lease Rev (Missouri Associate Municipal Utilities Lease) DDN 3.58% due 06/01/2033 (a)	13,700,000
	Missouri State Health & Educational Facilities Auth DDN:
3,500,000	(Bethesda Health Group) 3.63% due 08/01/2034 (a)	3,500,000
25,125,000	(Bethesda Health Group — Series A) 3.58% due 08/01/2031 (a)	25,125,000
6,500,000	(Bethesda Health Group — Series A) 3.63% due 08/01/2031 (a)	6,500,000
25,900,000	(Christian Brothers — Series A) 3.63% due 10/01/2032 (a)	25,900,000
5,400,000	(De Smet Jesuit High School) 3.63% due 11/01/2027 (a)	5,400,000
6,310,000	(Drury College) 3.63% due 08/15/2024 (a)	6,310,000
5,000,000	(Rockhurst High School) 3.54% due 09/01/2030 (a)	5,000,000
2,750,000	(St. Louis University) 3.61% due 07/01/2032 (a)	2,750,000
9,150,000	(St. Louis University — Series A) 3.57% due 10/01/2016 (a)	9,150,000
31,055,000	(St. Louis University — Series B) 3.61% due 10/01/2024 (a)	31,055,000
	Missouri State Health & Educational Facilities Auth Rev VRDN:
8,470,000	(Eagle 20060166 CL-A) 3.52% due 01/15/2037 (a)(b)	8,470,000
14,840,000	(Series 157) 3.49% due 03/01/2030 (a)	14,840,000
	Missouri State Highways & Transportation Community State Road Rev VRDN:
6,940,000	(Putters — Series 1433) 3.49% due 05/01/2014 (a)(b)	6,940,000
22,315,000	(Putters — Series 1793) 3.49% due 02/01/2010 (a)(b)	22,315,000
8,000,000	Palmyra, Missouri IDA Solid Waste Disposal Rev (BASF Corp. Project) VRDN 3.32% due 12/01/2022 (a)	8,000,000
3,800,000	Saint Charles County, Missouri IDA (Trinity Manufacturing Project) VRDN 3.52% due 05/01/2028 (a)	3,800,000
13,950,000	Saint Louis, Missouri Airport Rev (Merlots — Series A-18) VRDN 3.70% due 07/01/2015 (a)(b)	13,950,000
8,000,000	Saint Louis, Missouri General Funding TRAN 4.50% due 06/30/2008	8,038,241
4,050,000	Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 3.35% due 09/15/2036 (a)	4,050,000

Montana — 0.2%
$14,000,000	Anaconda-Deer Lodge County, Montana EFR (Anaconda Smelter) DDN 3.64% due 10/01/2037 (a)	$14,000,000
10,260,000	Helena, Montana Higher Educational Rev (Carroll College Campus Housing) DDN 3.63% due 10/01/2032 (a)	10,260,000
18,375,000	Montana State Board Investment Municipal Finance FXRDN 3.85% due 03/01/2008	18,375,000

Nebraska — 0.7%
8,570,000	Central Plains Energy Project Nebraska (Floater — Series 91) VRDN 3.54% due 12/01/2021 (a)(b)	8,570,000
23,520,000	Eclipse Funding Trust 2007-0043 (Solar Eclipse — Lincoln, Nebraska Electric System Rev) VRDN 3.65% due 09/01/2034 (a)(b)	23,520,000
9,495,000	Municipal Securities Trust Certificates (Omaha, Nebraska — Series 2000-108) VRDN 3.60% due 12/05/2024 (a)(b)	9,495,000
	Nebraska Educational & Finance Auth Rev (Creighton University Project) DDN:
22,100,000	3.58% due 03/01/2033 (a)	22,100,000
9,405,000	(Series B) 3.63% due 12/15/2012 (a)	9,405,000
	Nebraska Public Power Rev VRDN:
3,235,000	(Eagle 20040014 CL-A) 3.52% due 01/01/2035 (a)(b)	3,235,000
3,335,000	(Eagle 20041016 CL-A) 3.52% due 01/01/2035 (a)(b)	3,335,000
4,095,000	(ROCS RR II R 9000) 3.51% due 01/01/2035 (a)(b)	4,095,000
10,545,000	Omaha, Nebraska (Merlots — Series C-88) VRDN 3.70% due 12/01/2030 (a)(b)	10,545,000
5,082,500	Omaha Public Power Nebraska Electric Rev (Floaters — Series 1289) VRDN 3.50% due 02/01/2036 (a)(b)	5,082,500
10,085,000	Public Power Generation Agency, Nebraska Rev (Eagle 20070009 CL-A) VRDN 3.50% due 01/01/2041 (a)(b)	10,085,000
17,535,000	UBS Municipal Services (Omaha Power District Nebraska — Floaters — Series 2007-1019) VRDN 3.51% due 10/01/2028 (a)(b)	17,535,000

Nevada — 0.9%
3,705,000	Austin Trust Various States (Nevada State 2007-170) VRDN 3.50% due 12/01/2026 (a)(b)	3,705,000
	Clark County, Nevada VRDN:
6,000,000	(Floaters — Series 1282) 3.50% due 11/01/2035 (a)(b)	6,000,000
5,915,000	(ROCS RR II R 1035) 3.51% due 06/01/2021 (a)(b)	5,915,000
	Clark County, Nevada School District VRDN:
5,835,000	(Merlots — Series B-02) 3.34% due 06/15/2019 (a)(b)	5,835,000
13,005,000	(Merlots — Series D-09) 3.34% due 11/01/2027 (a)(b)	13,005,000
17,365,000	(Putters — Series 1157) 3.49% due 06/15/2013 (a)(b)	17,365,000
9,875,000	(Putters — Series 1159) 3.49% due 06/15/2013 (a)(b)	9,875,000
14,075,000	(ROCS RR II R 7018) 3.51% due 06/15/2020 (a)(b)	14,075,000
6,970,000	Director State Nevada Department of Business & Industry (ROCS RR II R 11108) VRDN 3.52% due 01/01/2015 (a)(b)	6,970,000

See Notes to Financial Statements.

46 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Nevada — (concluded)
$7,150,000	Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 4.05% due 12/01/2034 (a)	$7,150,000
8,285,000	Las Vegas, Nevada Convention & Visitors Auth Rev (Putters — Series 802) VRDN 3.49% due 01/01/2013 (a)(b)	8,285,000
9,950,000	Las Vegas Valley, Nevada Water Distribution (Merlots — Series B-10) VRDN 3.34% due 06/01/2024 (a)(b)	9,950,000
9,985,000	Nevada System Higher Education University Rev (Putters — Series 1245) VRDN 3.49% due 01/01/2014 (a)(b)	9,985,000
5,135,000	North Las Vegas, Nevada (ROCS RR II R 4081) VRDN 3.51% due 05/01/2025 (a)(b)	5,135,000
6,665,000	Reno, Nevada Health Facilities Rev (ROCS RR II R 893) VRDN 3.51% due 07/01/2031 (a)(b)	6,665,000
	Truckee Meadows, Nevada Water Auth Rev Municipal Securities Trust Rcpts VRDN:
22,655,000	(Series — 137) 3.60% due 07/01/2030 (a)(b)	22,655,000
16,440,000	(ROCS RR II R 1084) 3.51% due 07/01/2024 (a)(b)	16,440,000
5,225,000	University of Nevada Rev (Putters — Series 929) VRDN 3.50% due 01/01/2013 (a)(b)	5,225,000

New Hampshire — 0.9%
3,300,000	Lehman Municipal Trust Receipts Various States (New Hampshire Housing Finance Auth) VRDN 3.36% due 07/01/2039 (a)(b)	3,300,000
8,510,000	New Hampshire Health & Educational Auth Rev (Healthcare — Series B) VRDN 3.50% due 01/01/2032 (a)	8,510,000
6,900,000	New Hampshire Health & Educational Auth Rev (New Hampshire Institute of Art) VRDN 3.50% due 10/01/2035 (a)	6,900,000
20,470,000	New Hampshire Health & Educational Auth Rev (ROCS RR II R 783) VRDN 3.52% due 07/01/2036 (a)(b)	20,470,000
11,180,000	New Hampshire State Housing Finance Auth S/F Mortgage Rev (Floaters — Series 2029) VRDN 3.55% due 07/01/2039 (a)(b)	11,180,000
3,240,000	New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 3.32% due 12/01/2033 (a)	3,240,000
	New Hampshire State Business Finance Auth PCR (New England Power — Series 90-A) CP:
20,000,000	3.86% due 11/06/2007	20,000,000
61,850,000	3.60% due 01/10/2008	61,850,000
28,815,000	New Hampshire State Business Finance Auth PCR (ROCS RR II R 10237) VRDN 3.59% due 05/01/2021 (a)(b)	28,815,000

New Jersey — 0.2%
21,250,000	Municipal Securities Trust Certificate (New Jersey State Transportation Trust Fund — Series 2006-269) VRDN 3.51% due 11/03/2022 (a)(b)	21,250,000
20,000,000	New Jersey State (Series — A) TRAN 4.50% due 06/24/2008	20,113,114

New Mexico — 0.4%
$5,160,000	Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust) VRDN 3.50% due 04/01/2027 (a)(b)	$5,160,000
10,440,000	Eclipse Funding Trust Various States 2006-0034 (Solar Eclipse — New Mexico) VRDN 3.49% due 12/15/2013 (a)(b)	10,440,000
35,003,113	New Mexico Mortgage Finance Auth (Floaters — Series 56) VRDN 3.52% due 03/01/2042 (a)(b)	35,003,113
15,000,000	RBC Municipal Product Inc. (Floaters — Series I-36 — New Mexico Education) VRDN 3.52% due 04/01/2037 (a)(b)	15,000,000

New York — 2.2%
25,000,000	Albany, New York City School District (Series A) BAN 4.25% due 06/27/2008	25,083,323
16,984,000	Hudson Yards Infrastructure Corp. New York Rev (Floaters — Series 1564)
	VRDN 3.52% due 02/15/2047 (a)(b)	16,984,000
	New York City Municipal Water Finance Auth (Water & Sewer System Rev) VRDN:
10,000,000	(Eagle 20040015 CL-A) 3.50% due 06/15/2035 (a)(b)	10,000,000
21,495,000	(Eagle 20050041 CL-A) 3.51% due 06/15/2036 (a)(b)	21,495,000
31,430,000	(Eagle 20060057 CL-A) 3.50% due 06/15/2036 (a)(b)	31,430,000
27,460,000	New York City Municipal Water Finance Auth CP 3.55% due 01/17/2008	27,460,000
	New York City Transitional Finance Auth Bldg Aid Rev VRDN:
20,000,000	(Eagle 20060149 CL-A) 3.51% due 07/15/2036 (a)(b)	20,000,000
28,260,000	(Eagle 20070004 CL-A) 3.51% due 07/15/2036 (a)(b)	28,260,000
10,095,000	(Merlots — Series B) 3.34% due 05/01/2025 (a)(b)	10,095,000
20,000,000	New York State Dorm Auth (Eagle 20070002 CL-A) VRDN 3.49% due 03/15/2036 (a)	20,000,000
10,000,000	New York State Dorm Auth (Long Island University) DDN 3.56% due 09/01/2036 (a)(b)	10,000,000
	New York State Housing Finance Agency Rev VRDN:
15,900,000	3.72% due 11/20/2007 (a)	15,900,000
13,000,000	3.63% due 12/11/2007 (a)	13,000,000
25,000,000	New York State Power ECN CP 3.68% due 11/01/2007	25,000,000
28,675,000	New York State Turnway Auth (Merlots — Series H-02) VRDN 3.33% due 04/01/2027 (a)(b)	28,675,000
16,005,000	Poughkeepsie, New York IDA (Senior Living Facilities Rev — Woodside Project) VRDN 3.52% due 04/01/2040 (a)	16,005,000
43,800,000	Rockland County, New York TAN 4.00% due 12/20/2007	43,811,235
	Sales Tax Asset Receivable Corp. New York VRDN:
33,905,000	(Eagle 20060066 CL-A) 3.50% due 10/15/2026 (a)(b)	33,905,000
5,235,000	(Putters — Series 565) 3.48% due 10/15/2012 (a)(b)	5,235,000

North Carolina — 0.2%
3,300,000	Halifax County, North Carolina Industrial Facilities & PCR (Westmoreland) DDN 3.62% due 12/01/2019 (a)	3,300,000
	North Carolina Capital Facilities Finance Agency Rev VRDN:
16,000,000	(Eagle 20070016 CL-A) 3.50% due 10/01/2044 (a)(b)	16,000,000
6,998,000	(Floaters — Series 1895) 3.50% due 10/01/2044 (a)(b)	6,998,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 47

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

North Carolina — (concluded)
$4,875,000	North Carolina Eastern Municipal Power Agency & System Rev (Merlots — Series A-22) VRDN 3.34% due 01/01/2024 (a)(b)	$4,875,000
4,500,000	North Carolina State (ROCS RR II R 11181) VRDN 3.51% due 03/01/2013 (a)(b)	4,500,000

Ohio — 3.5%
8,000,000	ABN-AMRO Muni Tops — Cincinnati Ohio School District (Series 2003-34) VRDN 3.47% due 12/01/2011 (a)(b)	8,000,000
5,035,000	ABN-AMRO Muni Tops — University of Cincinnati Ohio General Rcpts (Series 2004-04) VRDN 3.50% due 06/01/2012 (a)(b)	5,035,000
4,995,000	ABN-AMRO Muni Tops Certificates Trust Middle Town School District (Series 2004-23) VRDN 3.50% due 12/01/2011 (a)(b)	4,995,000
3,000,000	American Municipal Power Ohio BAN 3.78% due 08/14/2008	3,000,000
2,000,000	Avon, Ohio BAN 3.95% due 05/29/2008	2,002,647
1,900,000	Barberton, Ohio BAN 4.00% due 04/09/2008	1,902,557
1,525,000	Brecksville, Ohio BAN 4.00% due 07/03/2008	1,527,258
1,882,000	Cincinnati, Ohio City School District (Floaters — Series 1511) VRDN 3.50% due 12/01/2031 (a)(b)	1,882,000
5,000,000	Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev (Playhouse Square Foundation Project) VRDN 3.48% due 11/15/2034 (a)	5,000,000
2,000,000	Cleveland Heights, Ohio BAN 4.00% due 08/07/2008	2,003,974
10,685,000	Cleveland, Ohio Airport System Rev (Municipal Securities Trust Rcpts — Series 126) VRDN 3.30% due 01/01/2031 (a)(b)	10,685,000
	Clinton County, Ohio Hospital Rev VRDN:
8,200,000	(McCullough-Hyde Project — Series B-1) 3.27% due 11/01/2020 (a)	8,200,000
4,100,000	(Memorial Hospital Project — Series A-1) 3.39% due 08/01/2022 (a)	4,100,000
7,315,000	(Series D-1) 3.27% due 12/01/2015 (a)	7,315,000
2,180,000	Clinton & Massie, Ohio Local School District BAN 4.00% due 11/21/2007	2,180,426
5,175,000	Columbus, Ohio City School District (ROCS RR II R 2128) VRDN 3.51% due 12/01/2021 (a)(b)	5,175,000
2,395,000	Cuyahoga County, Ohio Civic Facilities Rev (Center For Families & Children) VRDN 3.51% due 06/01/2024 (a)	2,395,000
8,850,000	Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center Older Adults) VRDN 3.50% due 11/01/2023 (a)	8,850,000
	Cuyahoga County, Ohio Hospital Rev VRDN:
21,305,000	(Metrohealth System Project) 3.49% due 03/01/2033 (a)	21,305,000
4,560,000	(Sisters Charity Health Systems) 3.47% due 11/01/2030 (a)	4,560,000
3,300,000	Cuyahoga County, Ohio IDR (Great Lakes Brewing Co.) VRDN 3.70% due 07/01/2023 (a)	3,300,000

Ohio — (continued)
$1,905,000	Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project) VRDN 3.51% due 06/01/2022 (a)	$1,905,000
	Cuyahoga County, Ohio Rev (Cleveland Clinic) DDN:
31,500,000	(Series B-1) 3.58% due 01/01/2039 (a)	31,500,000
12,500,000	(Series B-3) 3.58% due 01/01/2039 (a)	12,500,000
2,175,000	Darke County, Ohio BAN 4.25% due 06/26/2008	2,181,807
29,000,000	Dayton-Montgomery County Port Auth Ohio (Special Airport Facilities Rev Project — Series B) VRDN 3.42% due 02/01/2037 (a)	29,000,000
3,850,000	Deerfield Township, Ohio BAN 3.61% due 11/29/2007	3,850,000
9,500,000	Delaware, Ohio BAN 4.00% due 12/13/2007	9,502,508
4,575,000	Dover, Ohio Municipal Electric System BAN 4.25% due 06/05/2008	4,588,844
15,000,000	Eagle Tax-Exempt Trust (Cleveland Water — Series 983501) VRDN 3.50% due 01/01/2025 (a)(b)	15,000,000
15,175,000	Eclipse Funding Trust 2007-0007 (Solar Eclipse — Olentangy Local School District) VRDN 3.50% due 12/01/2032 (a)(b)	15,175,000
11,460,000	Eclipse Funding Trust 2007-0013 (Solar Eclipse — Chillicothe, Ohio) VRDN 3.49% due 12/01/2014 (a)(b)	11,460,000
2,500,000	Fairfield, Ohio (Wastewater System) BAN 4.00% due 08/29/2008	2,506,350
12,500,000	Franklin County, Ohio Health Care Facilities Rev (Presbyterian — Series A) VRDN 3.51% due 07/01/2036 (a)	12,500,000
	Franklin County, Ohio Hospital Rev (Children’s Hospital Project) VRDN:
6,625,000	3.45% due 11/01/2025 (a)	6,625,000
10,305,000	3.45% due 11/01/2033 (a)	10,305,000
3,705,000	Franklin County, Ohio M/F Rev Community Housing Network VRDN 3.51% due 03/01/2027 (a)	3,705,000
2,000,000	Geauga County, Ohio BAN 4.00% due 08/27/2008	2,003,934
5,845,000	Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 3.51% due 08/01/2016 (a)	5,845,000
2,000,000	Greater Cleveland, Ohio Regional Auth TRAN 4.25% due 08/12/2008	2,083,254
1,985,000	Hamilton County, Ohio EDR (The General Protestant) VRDN 3.32% due 12/01/2017 (a)	1,985,000
	Hamilton County, Ohio Student Housing Rev VRDN:
11,405,000	(Block 3 Project) 3.50% due 08/01/2036 (a)	11,405,000
20,305,000	(Stratford Heights Project) 3.50% due 08/01/2036 (a)	20,305,000
2,300,000	Hilliard, Ohio BAN 3.60% due 10/03/2008	2,300,000
7,295,000	Huron County, Ohio Hospital Facilities Rev (Norwalk Area Health System) VRDN 3.45% due 12/01/2027 (a)	7,295,000
10,000,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06-K74 — Regional D) VRDN 3.35% due 09/01/2036 (a)(b)	10,000,000
6,165,000	Licking County, Ohio BAN 4.25% due 11/28/2007	6,167,858
2,560,000	Licking County, Ohio IDR (Renosol Corp. Project) VRDN 3.61% due 06/01/2030 (a)	2,560,000

See Notes to Financial Statements.

48 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Ohio — (continued)
$1,000,000	Lyndhurst, Ohio BAN 3.90% due 02/27/2008	$1,000,684
6,250,000	Mahoning County, Ohio Hospital Facilities Rev (Mahoing Valley Hospital Inc. Project) VRDN 3.60% due 12/01/2033 (a)	6,250,000
751,000	Marion County, Ohio BAN 4.00% due 10/22/2008	754,875
4,300,000	Marysville, Ohio BAN 4.13% due 06/05/2008	4,310,942
2,250,000	Mason, Ohio School District BAN 4.50% due 02/07/2008	2,255,125
3,000,000	Mayfield Heights, Ohio BAN 4.25% due 08/21/2008	3,013,242
1,395,000	Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 3.73% due 08/01/2017 (a)	1,395,000
12,275,000	Middleburg Heights, Ohio Hospital Rev (Southwest General Health) VRDN 3.46% due 08/15/2022 (a)	12,275,000
43,750,000	Montgomery County, Ohio Rev (Miami Valley Hospital — Series A) DDN 3.58% due 11/15/2022 (a)	43,750,000
	Montgomery County, Ohio Rev (Series 98-B) CP:
50,000,000	3.68% due 11/16/2007	50,000,000
50,000,000	3.52% due 02/05/2008	50,000,000
14,400,000	Municipal Securities Trust Certificate Class A (Ohio State Turnpike Community Rev — Series 104) VRDN 3.60% due 11/14/2017 (a)(b)	14,400,000
450,000	North Royalton, Ohio BAN 5.00% due 02/28/2008	452,154
2,100,000	Oakwood, Ohio (Land Acquisition) BAN 3.60% due 03/13/2008	2,100,736
1,300,000	Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 3.42% due 09/01/2030 (a)	1,300,000
7,320,000	Ohio State EDR (Goodwill Industrial Miami Valley Project) VRDN 3.47% due 06/01/2023 (a)	7,320,000
4,830,000	Ohio State Higher Educational Facilities Community Rev (University of Ohio) VRDN 3.55% due 06/01/2026 (a)	4,830,000
	Ohio State Higher Educational Facilities Rev VRDN:
6,400,000	(Antioch University) 3.47% due 02/01/2029 (a)	6,400,000
3,650,000	(Ashland University Project) 3.48% due 09/01/2024 (a)	3,650,000
2,640,000	Ohio State (ROCS RR II R 6075) VRDN 3.51% due 05/01/2024 (a)(b)	2,640,000
3,300,000	Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN 3.73% due 11/01/2035 (a)	3,300,000
7,955,000	Ohio State Turnpike Rev (Merlots — Series B-05) VRDN 3.34% due 02/15/2024 (a)(b)	7,955,000
6,205,000	Port Auth Columbiana County, Ohio IDR (Gei of Columbiana Inc. Project) VRDN 3.56% due 06/01/2022 (a)	6,205,000
2,370,000	Princeton, Ohio City School District Municipal Securities Trust Rcpts (Series 50-A) VRDN 3.50% due 12/01/2030 (a)(b)	2,370,000
5,625,000	Richland County, Ohio Rev (Mansfield Area YMCA Project) VRDN 3.51% due 11/01/2019 (a)	5,625,000
5,700,000	Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN 3.51% due 01/01/2032 (a)(b)	5,700,000

Ohio — (concluded)
$8,420,000	Salem, Ohio Civic Facilities Rev (Salem Community Center Inc. Project) VRDN 3.51% due 06/01/2027 (a)	$8,420,000
855,000	Seneca County, Ohio BAN 4.25% due 11/29/2007	855,399
5,725,000	Seven Hills, Ohio BAN 4.10% due 08/21/2008	5,742,705
4,215,000	Shaker Heights, Ohio BAN 4.00% due 11/01/2007	4,215,000
1,000,000	Solon, Ohio BAN 4.00% due 11/21/2007	1,000,212
	South Lebanon Village, Ohio M/F Rev Housing (Pedcor Investments — Cedars) VRDN:
7,635,000	(Series A) 3.65% due 09/01/2038 (a)	7,635,000
1,090,000	(Series B) 3.50% due 09/01/2038 (a)	1,090,000
1,060,000	Trumbull County, Ohio BAN 4.00% due 03/27/2008	1,062,097
4,000,000	University of Cincinnati Ohio BAN 4.50% due 01/24/2008	4,007,809
1,925,000	Upper Valley, Ohio Vocational School District BAN 4.00% due 11/28/2007	1,925,521
5,215,000	Washington Court House Ohio City School District (Putters — Series 1100) VRDN 3.50% due 06/01/2013 (a)(b)	5,215,000
2,995,000	Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN 3.56% due 09/01/2018 (a)	2,995,000
	Wood County, Ohio IDR VRDN:
1,270,000	(GHT Property Management LLC Project) 3.58% due 08/01/2019 (a)	1,270,000
895,000	(TL INDS & AMPP Inc. Project) 3.61% due 05/01/2011 (a)	895,000

Oklahoma — 0.5%
14,445,000	Canadian County, Oklahoma Home Finance Auth S/F Mortgage Rev (ROCS RR II R 10235) VRDN 3.59% due 09/01/2041 (a)(b)	14,445,000
	Morgan Keegan Municipal Products Inc. (Oklahoma Home Finance Auth S/F — Series E) VRDN:
20,000,000	3.57% due 02/01/2010 (a)(b)	20,000,000
11,000,000	(Tulsa County) 3.57% due 12/01/2041 (a)(b)	11,000,000
2,570,000	Oklahoma City, Oklahoma (Putters — Series 743) VRDN 3.50% due 03/01/2013 (a)(b)	2,570,000
5,480,000	Oklahoma County, Oklahoma Home Finance Auth S/F Mortgage Rev (Floaters — Series 2052) VRDN 3.55% due 10/01/2038 (a)(b)	5,480,000
10,000,000	Oklahoma Development Finance Auth Rev (Conoco Project) VRDN 3.37% due 06/01/2037 (a)	10,000,000
4,960,000	Oklahoma Development Finance Auth Rev (Inverness Village — Continuing Care Retirement — Series C) DDN 3.63% due 02/01/2012 (a)	4,960,000
2,925,000	Oklahoma State Municipal Power Auth (Power Supply System Rev — Putters — Series 1742) VRDN 3.52% due 01/01/2015 (a)(b)	2,925,000
9,000,000	Payne County, Oklahoma EDA Student Housing Rev (Student Project — Series B) VRDN 3.47% due 07/01/2037 (a)	9,000,000
18,285,000	Tulsa County, Oklahoma Home Finance Auth S/F Mortgage Rev (Floaters — Series 2048) VRDN 3.55% due 12/01/2038 (a)(b)	18,285,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 49

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Oregon — 0.9%
$10,000,000	ABN-AMRO Muni Tops — Portland Oregon (Series 2001-04) VRDN 3.50% due 06/01/2009 (a)(b)	$10,000,000
9,580,000	Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 3.46% due 11/01/2029 (a)	9,580,000
2,005,000	Multnomah County, Oregon Higher Educational Rev (Concordia University Portland Project) DDN 3.63% due 12/01/2029 (a)	2,005,000
7,820,000	Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 3.59% due 11/15/2033 (a)	7,820,000
3,005,000	Oregon State Development Administrative Services Certificate Partnership (ROCS RR II R 7017) VRDN 3.51% due 11/01/2023 (a)(b)	3,005,000
	Oregon State EDR (Newsprint Co. Project — Series 202) DDN:
21,900,000	(Series 202) 3.63% due 08/01/2025 (a)	21,900,000
18,600,000	(Series 202) 3.63% due 04/01/2026 (a)	18,600,000
18,000,000	(Series 203) 3.63% due 12/01/2026 (a)	18,000,000
6,700,000	(Series 216) 3.51% due 02/01/2037 (a)	6,700,000
7,000,000	Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 3.50% due 10/01/2034 (a)	7,000,000
5,125,000	Oregon State Health Housing Educational & Cultural Facilities Auth (Assumption Village Project — Series A) VRDN 3.46% due 03/01/2033 (a)	5,125,000
13,475,000	Oregon State Veterans Welfare (Series 85) DDN 3.57% due 06/01/2041(a)	13,475,000
7,750,000	Portland, Oregon EDR (Broadway Project — Series A) VRDN 3.46% due 04/01/2035 (a)	7,750,000
	Portland, Oregon Sewer System Rev VRDN:
1,710,000	(Putters — Series 614) 3.50% due 10/01/2012 (a)(b)	1,710,000
10,580,000	(Putters — Series 1343) 3.49% due 12/15/2013 (a)(b)	10,580,000
8,395,000	Tri-City, Oregon Rev (Putters — Series 787) VRDN 3.50% due 03/01/2013 (a)(b)	8,395,000
10,000,000	Yamhill County, Oregon Hospital Auth Rev (Friendsview Community) DDN 3.58% due 12/01/2034 (a)	10,000,000

Pennsylvania — 1.0%
17,260,000	ABN-AMRO Muni Tops — Radnor Pennsylvania School District VRDN 3.49% due 08/15/2013 (a)(b)	17,260,000
	Allegheny County, Pennsylvania Hospital Development Auth Rev VRDN:
20,355,000	(Putters — Series 1281) 3.49% due 01/15/2011 (a)(b)	20,355,000
10,330,000	(ROCS RR II R 11052) 3.51% due 11/15/2040 (a)(b)	10,330,000
6,907,000	Allegheny County, Pennsylvania Hospital Development Auth Rev (University of Pittsburgh Medical Center — Series B-1) VRDN 3.56% due 12/01/2016 (a)	6,907,000
7,385,000	Clipper Tax Exempt Certificate Trust 2007-29 — Pennsylvania VRDN 3.49% due 09/01/2016 (a)(b)	7,385,000
7,198,000	Erie County, Pennsylvania Auth Rev (Floaters — Series 820) VRDN 3.50% due 07/01/2022 (a)(b)	7,198,000

Pennsylvania — (concluded)
$7,735,000	Floater Trust (Series 2006-KL-1) Delaware Valley Pennsylvania Regional Finance Auth VRDN 3.29% due 08/01/2028 (a)(b)	$7,735,000
4,000,000	Montgomery County, Pennsylvania IDA PCR (Peco — Series B) VRDN 3.46% due 10/01/2034 (a)	4,000,000
20,210,000	Municipal Securities Trust Certificates Pennsylvania State Public School Bldg Auth (Series 7031) VRDN 3.50% due 06/01/2032 (a)(b)	20,210,000
	Pennsylvania EDF Auth Facilities Rev VRDN:
13,000,000	(Merck & Co. Inc. West Point Project) 3.50% due 07/01/2031 (a)	13,000,000
8,100,000	(Wastewater Treatment Rev R&M Project — Series A) 3.66% due 10/01/2034 (a)	8,100,000
	Pennsylvania State Public School Bldg Auth Lease Rev VRDN:
5,805,000	(Putters — Series 798) 3.50% due 02/01/2013 (a)(b)	5,805,000
10,585,000	(Putters — Series 1877) 3.49% due 12/01/2014 (a)(b)	10,585,000
8,580,000	Pennsylvania State Turnpike Community Rev (ROCS RR II R 10299) VRDN 3.51% due 12/01/2034 (a)(b)	8,580,000
	Philadelphia, Pennsylvania School District VRDN:
10,703,000	(Floaters — Series 496) 3.50% due 04/01/2027 (a)(b)	10,703,000
5,930,000	(Putters — Series 1964) 3.52% due 08/01/2013 (a)(b)	5,930,000
19,750,000	Philadelphia, Pennsylvania School District TRAN 4.50% due 06/27/2008	19,847,314

Puerto Rico — 0.4%
65,500,000	Puerto Rico Commonwealth TRAN 4.25% due 07/30/2008	65,905,445

Rhode Island — 0.1%
1,730,000	Rhode Island State EDC Airport Rev (Putters — Series 971) VRDN 3.55% due 01/01/2013 (a)(b)	1,730,000
3,280,000	Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 3.32% due 12/01/2023 (a)	3,280,000
	Rhode Island State IFC IDR VRDN:
4,325,000	(Eric Goetz Custom Sailboat) 3.51% due 12/01/2036 (a)	4,325,000
1,010,000	(Gardener Specialty — Series A) 3.35% due 05/01/2021 (a)	1,010,000
3,730,000	(Hall Real Estate LLC Project) 3.32% due 02/01/2021 (a)	3,730,000
2,300,000	Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 3.30% due 12/01/2028 (a)	2,300,000
7,770,000	Rhode Island State Providence Plantations Certificate Partnership (Putters — Series 978) VRDN 3.49% due 04/01/2013 (a)(b)	7,770,000

South Carolina — 1.2%
12,100,000	ABN-AMRO Muni Tops — South Carolina (Series 2002-32) VRDN 3.50% due 10/01/2010 (a)(b)	12,100,000
	Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN:
9,400,000	3.33% due 04/01/2030 (a)	9,400,000
15,000,000	(Series A) 3.33% due 03/01/2029 (a)	15,000,000

See Notes to Financial Statements.

50 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

South Carolina — (concluded)
$5,535,000	Columbia, South Carolina Certificate Partnership (Putters — Series 574) VRDN 3.73% due 02/01/2012 (a)(b)	$5,535,000
4,100,000	Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 3.30% due 08/01/2029 (a)	4,100,000
5,000,000	Dorchester County, South Carolina School District BAN 4.50% due 03/15/2008	5,014,564
24,960,000	Eclipse Funding Trust 2006-0040 (Solar Eclipse — South Carolina State Public Service Auth Rev) VRDN 3.49% due 01/01/2014 (a)(b)	24,960,000
	Florence County, South Carolina Solid Waste Disposal & Wastewater Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
20,850,000	3.65% due 04/01/2026 (a)	20,850,000
11,700,000	3.65% due 04/01/2028 (a)	11,700,000
	Greenville County, South Carolina School District Rev VRDN:
9,615,000	(Floaters — Series 43) 3.49% due 12/01/2025 (a)(b)	9,615,000
7,440,000	(Floaters — Series 2056) 3.50% due 12/01/2020 (a)(b)	7,440,000
5,180,000	Greenville Hospital System, South Carolina (ROCS RR II R 2025) VRDN 3.51% due 05/01/2019 (a)(b)	5,180,000
13,500,000	Horry County, South Carolina School District (Series C) BAN 4.00% due 03/03/2008	13,525,904
10,200,000	Medical University South Carolina Hospital Auth (Hospital Facilities Rev Certificates — Series A-5) VRDN 3.50% due 08/15/2027 (a)(b)	10,200,000
	South Carolina Jobs EDA EDR VRDN:
3,815,000	(Corematerials Corp. Project) 3.40% due 04/01/2013 (a)	3,815,000
6,250,000	(Holcim US Inc. Project) 3.61% due 12/01/2033 (a)	6,250,000
315,000	(Parkway Products Inc. Project) 3.56% due 11/01/2007 (a)	315,000
2,800,000	(Printing Co. Project) 3.60% due 07/01/2012 (a)	2,800,000
12,435,000	South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity Hospitals) VRDN 3.46% due 11/01/2032 (a)	12,435,000
4,090,000	South Carolina State (ROCS RR II R 692) VRDN 3.75% due 04/01/2026 (a)(b)	4,090,000
4,510,000	South Carolina State Public Service Auth Rev (ROCS RR II R 6007) VRDN 3.51% due 01/01/2022 (a)(b)	4,510,000
5,200,000	South Carolina State Transportation Infrastructure Bank Rev (Putters — Series 316) VRDN 3.49% due 10/01/2021 (a)(b)	5,200,000
19,465,000	South Carolina State Transportation Infrastructure Bank Rev Municipal Securities Trust Rcpts (SGA 116) DDN 3.60% due 10/01/2027 (a)(b)	19,465,000
5,428,070	York County, South Carolina School District BAN 4.00% due 03/03/2008	5,428,070

South Dakota — 0.1%
	South Dakota State Health & Educational Facilities Auth Rev DDN:
18,800,000	(Rapid City Regional Hospital) 3.58% due 09/01/2027 (a)	18,800,000
5,755,000	(University Sioux Falls) 3.63% due 10/01/2034 (a)	5,755,000

Tennessee — 5.8%
	Blount County, Tennessee Public Bldg Auth (Local Government Public Improvement) DDN:
$20,000,000	(Series A-1-A) 3.62% due 06/01/2031 (a)	$20,000,000
16,070,000	(Series A-1-B) 3.62% due 06/01/2022 (a)	16,070,000
11,115,000	(Series A-1-C) 3.62% due 06/01/2017 (a)	11,115,000
4,100,000	(Series A-1-E) 3.62% due 06/01/2022 (a)	4,100,000
11,175,000	(Series A-2-A) 3.62% due 06/01/2030 (a)	11,175,000
10,000,000	(Series A-2-B) 3.62% due 06/01/2025 (a)	10,000,000
5,100,000	(Series A-2-C) 3.62% due 06/01/2021 (a)	5,100,000
10,000,000	(Series A-2-D) 3.62% due 06/01/2026 (a)	10,000,000
8,000,000	(Series A-2-E) 3.62% due 06/01/2035 (a)	8,000,000
22,100,000	(Series A-3-A) 3.62% due 06/01/2026 (a)	22,100,000
10,000,000	(Series A-5-A) 3.62% due 06/01/2030 (a)	10,000,000
5,555,000	(Series A-5-B) 3.62% due 06/01/2028 (a)	5,555,000
15,900,000	(Series D-1-A) 3.62% due 06/01/2030 (a)	15,900,000
14,000,000	(Series D-1-B) 3.62% due 06/01/2027 (a)	14,000,000
10,000,000	(Series D-1-C) 3.62% due 06/01/2032 (a)	10,000,000
4,850,000	(Series D-1-D) 3.62% due 06/01/2025 (a)	4,850,000
5,000,000	(Series D-1-E) 3.62% due 06/01/2025 (a)	5,000,000
13,670,000	(Series D-2-A) 3.62% due 06/01/2026 (a)	13,670,000
13,650,000	(Series D-5-A) 3.62% due 06/01/2027 (a)	13,650,000
14,600,000	(Series D-6-A) 3.62% due 06/01/2031 (a)	14,600,000
9,000,000	Claiborne County, Tennessee IDB Rev (Lincoln Memorial University Project) VRDN 3.47% due 07/01/2036 (a)	9,000,000
	Clarksville, Tennessee Public Bldg Auth Rev (Pooled Financing) DDN:
21,600,000	3.58% due 01/01/2033 (a)	21,600,000
14,700,000	3.58% due 11/01/2035 (a)	14,700,000
16,000,000	Franklin, Tennessee Public Bldg Auth (Series 101-A-1) VRDN 3.62% due 06/01/2019 (a)	16,000,000
	Knox County, Tennessee Health Educational & Housing Facilities Board Rev VRDN:
6,540,000	(Cookeville Regional Project — Series A-2) 3.39% due 10/01/2026 (a)	6,540,000
2,400,000	(Holston Long Term Care Project) 3.53% due 08/01/2015 (a)	2,400,000
4,285,000	Metropolitan Government Nashville Davidson County, Tennessee Airport Auth Rev (Embraer Aircraft Services Project) VRDN 3.58% due 05/01/2030 (a)	4,285,000
10,000,000	Metropolitan Government Nashville Davidson County, Tennessee CP 3.70% due 11/09/2007	10,000,000
1,965,000	Metropolitan Government Nashville Davidson County, Tennessee District Energy Systems Rev (ROCS RR II R 2072) VRDN 3.51% due 10/01/2022 (a)(b)	1,965,000
10,200,000	Metropolitan Government Nashville Davidson County, Tennessee Housing & Educational Facilities Board Rev (Putters — Series 1316) VRDN 3.70% due 12/01/2017 (a)(b)	10,200,000
	Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev VRDN:
8,310,000	(David Lipscomb University Project) 3.26% due 02/01/2023 (a)	8,310,000
14,000,000	(Franklin Road Academy Project) 3.26% due 10/01/2030 (a)	14,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 51

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Tennessee — (continued)
$ 4,045,000	Metropolitan Government Nashville Davidson County, Tennessee Sports Auth Rev (Putters — Series 543) VRDN 3.50% due 07/01/2012 (a)(b)	$4,045,000
22,505,000	Morgan Keegan Municipals Products Inc. Various Trust Rcpts (Tennessee Housing Development Agency S/F Mortgage Rev) VRDN 3.57% due 08/12/2010 (a)(b)	22,505,000
14,950,000	Municipal Securities Trust Certificates (Tennessee Energy — Series 2006-275) VRDN 3.50% due 04/02/2020 (a)(b)	14,950,000
	Municipal Energy Acquisition Corp. (Tennessee Gas Rev) VRDN:
163,940,000	(Putters — Series 1578) 3.53% due 02/01/2013 (a)(b)	163,940,000
30,000,000	(Putters — Series 1579) 3.53% due 11/30/2007 (a)(b)	30,000,000
	Sevier County, Tennessee Public Bldg Auth DDN:
37,300,000	(Series IV-1) 3.62% due 06/01/2023 (a)	37,300,000
9,800,000	(Series IV-2) 3.62% due 06/01/2020 (a)	9,800,000
8,000,000	(Series IV-3) 3.62% due 06/01/2025 (a)	8,000,000
11,785,000	(Series IV-A-2) 3.62% due 06/01/2025 (a)	11,785,000
8,595,000	(Series IV-A-3) 3.62% due 06/01/2020 (a)	8,595,000
20,350,000	(Series IV-B-1) 3.62% due 06/01/2020 (a)	20,350,000
9,665,000	(Series IV-B-2) 3.62% due 06/01/2019 (a)	9,665,000
7,200,000	(Series IV-B-3) 3.62% due 06/01/2013 (a)	7,200,000
7,900,000	(Series IV-B-4) 3.62% due 06/01/2025 (a)	7,900,000
10,000,000	(Series IV-B-5) 3.62% due 06/01/2022 (a)	10,000,000
7,365,000	(Series IV-B-6) 3.62% due 06/01/2020 (a)	7,365,000
4,075,000	(Series IV-B-10) 3.62% due 06/01/2023 (a)	4,075,000
11,800,000	(Series IV-D-2) 3.62% due 06/01/2025 (a)	11,800,000
5,130,000	(Series IV-E-2) 3.62% due 06/01/2021 (a)	5,130,000
3,105,000	(Series IV-E-4) 3.62% due 06/01/2020 (a)	3,105,000
5,000,000	(Series IV-F-3) 3.62% due 06/01/2021 (a)	5,000,000
10,000,000	(Series IV-G-1) 3.62% due 06/01/2026 (a)	10,000,000
9,100,000	(Series IV-G-2) 3.62% due 06/01/2022 (a)	9,100,000
7,500,000	(Series IV-G-3) 3.62% due 06/01/2022 (a)	7,500,000
11,345,000	(Series IV-H-1) 3.62% due 06/01/2025 (a)	11,345,000
5,050,000	(Series IV-H-2) 3.62% due 06/01/2027 (a)	5,050,000
10,000,000	(Series IV-I-1) 3.62% due 06/01/2032 (a)	10,000,000
4,160,000	(Series IV-I-3) 3.62% due 06/01/2015 (a)	4,160,000
18,000,000	(Series IV-J-1) 3.62% due 06/01/2028 (a)	18,000,000
15,000,000	(Series VI-J-1) 3.62% due 06/01/2036 (a)	15,000,000
25,000,000	(Series VI-K-1) 3.62% due 06/01/2034 (a)	25,000,000
17,700,000	Sevier County, Tennessee Public Bldg Auth Rev (Series IIIA) DDN 3.65% due 06/01/2028 (a)	17,700,000
21,800,000	Shelby County, Tennessee Health Educational & Housing Facilities Board Rev M/F Housing VRDN 3.34% due 07/01/2024 (a)	21,800,000
4,900,000	Sullivan County, Tennessee IDB Rev (Microporous Products) VRDN 3.60% due 11/01/2019 (a)	4,900,000
	Tennergy Corp. Tennessee Gas Rev VRDN:
83,735,000	(Putters — Series 1258-Q) 3.53% due 11/01/2013 (a)(b)	83,735,000
13,665,000	(Putters — Series 1260-B) 3.53% due 05/01/2016 (a)(b)	13,665,000

Tennessee — (concluded)
	Tennessee Energy Acquisition Corp. Gas Rev VRDN:
$27,600,000	(Floaters — Series 52) 3.54% due 09/01/2026 (a)(b)	$27,600,000
17,900,000	(Floaters — Series 90) 3.54% due 02/01/2027 (a)(b)	17,900,000
	Tennessee State School Board Auth (Series A) CP:
8,600,000	3.60% due 11/07/2007	8,600,000
9,937,000	3.50% due 01/10/2008	9,937,000

Texas — 17.2%
24,635,000	ABN-AMRO Muni Tops — San Antonio Texas Water Rev (Series 2007-16) VRDN 3.50% due 05/15/2031 (a)(b)	24,635,000
10,255,000	ABN-AMRO Muni Tops — Midland, Texas (Series 2007-13) VRDN 3.50% due 03/01/2015 (a)(b)	10,255,000
10,000,000	ABN-AMRO Muni Tops — Frisco, Texas Independent School District (Series 2006-56) VRDN 3.50% due 08/15/2014 (a)(b)	10,000,000
7,525,000	ABN-AMRO Muni Tops — Houston, Texas (Series 2006-88) VRDN 3.50% due 03/01/2014 (a)(b)	7,525,000
9,510,000	ABN-AMRO Muni Tops — Keller, Texas Independent School District (Series 2001-26) VRDN 3.49% due 07/01/2009 (a)(b)	9,510,000
4,000,000	ABN-AMRO Muni Tops — Tarrant, Texas Regional Water Distribution (Series 2006-17) VRDN 3.50% due 03/01/2014 (a)(b)	4,000,000
7,000,000	ABN-AMRO Muni Tops — Pearland, Texas Independent School District (Series 2007-01) VRDN 3.50% due 02/15/2027 (a)(b)	7,000,000
4,650,000	Alvin, Texas Independent School District (Putters — Series 1021) VRDN 3.50% due 02/15/2013 (a)(b)	4,650,000
11,365,000	Austin, Texas Electric Utility Systems Rev (ROCS RR II R 6080) VRDN 3.51% due 11/15/2026 (a)(b)	11,365,000
11,936,000	Austin, Texas (Travis & Williamson Co. — Series A) CP 3.55% due 11/28/2007	11,936,000
3,040,000	Austin, Texas Water & Wastewater System Rev (Putters — Series 1319) VRDN 3.49% due 11/15/2013 (a)(b)	3,040,000
	Austin Trust Various States VRDN:
7,260,000	(Austin, Texas ISD 2007-167) 3.58% due 08/01/2031 (a)(b)	7,260,000
5,435,000	(Houston, Texas Utility 2007-164) 3.50% due 11/15/2033 (a)(b)	5,435,000
5,530,000	(Northwest Texas School District 2007-153) 3.76% due 02/15/2032 (a)(b)	5,530,000
11,730,000	(Sunnyvale, Texas School 2007-2016) 3.50% due 02/15/2032 (a)(b)	11,730,000
10,315,000	(Wichita Falls Texas Water & Sewer Rev 2007-124) 3.50% due 08/01/2024 (a)(b)	10,315,000
4,790,000	Bexar County, Texas (Putters — Series 537) VRDN 3.73% due 06/15/2011 (a)(b)	4,790,000
9,155,000	Bexar County, Texas Housing Finance Corp. M/F Housing Rev (ROCS RR II R 599) VRDN 3.51% due 06/01/2041 (a)(b)	9,155,000
17,000,000	Brazos River Auth Texas PCR (Series A) VRDN 3.36% due 10/01/2030 (a)	17,000,000
20,000,000	Brazos River, Texas Harbor Navigator District (BASF Corp. Project) VRDN 3.63% due 04/01/2037 (a)	20,000,000

See Notes to Financial Statements.

52 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
	Brazos River, Texas Harbor Navigator District (Brazoria County Environmental Facilities Rev Dow Chemical — Series A-2) DDN:
$12,200,000	3.64% due 04/01/2020 (a)	$12,200,000
6,600,000	3.68% due 05/15/2033 (a)	6,600,000
5,300,000	3.73% due 05/15/2033 (a)	5,300,000
6,000,000	Brazos, Texas Habor IDC EFR (Conocophillips Co. Project) VRDN 3.37% due 08/01/2008 (a)	6,000,000
6,590,000	Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 3.49% due 08/15/2013 (a)(b)	6,590,000
8,340,000	Brownsville, Texas Utility System Rev (ROCS RR II R 4074) VRDN 3.51% due 09/01/2024 (a)(b)	8,340,000
12,650,000	Brownsville, Texas Utility System (Series A) CP 3.54% due 11/29/2007	12,650,000
5,610,000	Cameron County, Texas (Putters — Series 1028) VRDN 3.50% due 02/15/2013 (a)(b)	5,610,000
25,000,000	Camp County, Texas IDC EFR (Pilgrims Pride Corp. Project) VRDN 3.30% due 07/01/2029 (a)	25,000,000
6,140,077	Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN 3.82% due 07/01/2008 (a)	6,140,077
	Clipper Tax-Exempt Certificate Trust VRDN:
8,000,000	(Series 2007-44) 3.53% due 09/01/2014 (a)	8,000,000
10,360,000	(Series 2007-46 — Harris County, Texas) 3.50% due 08/01/2019 (a)(b)	10,360,000
2,555,000	Comal, Texas School District (Putters — Series 756) VRDN 3.50% due 02/01/2011 (a)(b)	2,555,000
6,815,000	Corinth, Texas (Putters — Series 2061) VRDN 3.75% due 02/15/2015 (a)(b)	6,815,000
3,745,000	Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN 3.51% due 07/15/2024 (a)(b)	3,745,000
	Cypress-Fairbanks, Texas Independent School District VRDN:
5,805,000	(Floaters — Series 86) 3.49% due 02/15/2030 (a)(b)	5,805,000
11,995,000	(ROCS RR II R 7058) 3.51% due 02/15/2030 (a)(b)	11,995,000
	Dallas Fort Worth, Texas International Airport Rev VRDN:
8,400,000	(Eagle 20030020 CL-A) 3.59% due 11/01/2032 (a)(b)	8,400,000
2,745,000	(Floaters — Series 824) 3.53% due 11/01/2015 (a)(b)	2,745,000
4,290,000	(Merlots — Series A-13) 3.39% due 11/01/2011 (a)(b)	4,290,000
15,000,000	Dallas, Texas Area Rapid Transit Auth CP 3.70% due 11/14/2007	15,000,000
	Dallas, Texas Independent School District VRDN:
4,445,000	(ROCS RR II R 6038) 3.51% due 08/15/2024 (a)(b)	4,445,000
3,460,000	(ROCS RR II R 6069) 3.51% due 08/15/2024 (a)(b)	3,460,000
22,295,000	Dallas, Texas Waterworks & Sewer System Rev (Eagle 20060109 CL-A) VRDN 3.52% due 10/01/2035 (a)(b)	22,295,000
8,930,000	Denton County, Texas Municipal Securities Trust Rcpts (Series 117) DDN 3.60% due 07/15/2026 (a)(b)	8,930,000
5,060,000	Denton County, Texas (Putters — Series 675) VRDN 3.50% due 07/15/2010 (a)(b)	5,060,000
4,067,500	Denton, Texas Independent School District (Floaters — Series 951) VRDN 3.50% due 08/15/2033 (a)(b)	4,067,500

Texas — (continued)
$13,350,000	Dickinson, Texas Independent School District Municipal Securities Trust Rcpts (Series SGA-94) DDN 3.60% due 02/15/2028 (a)(b)	$13,350,000
	Eagle Mountain & Saginaw, Texas School District Municipal Securities Trust
	Rcpts (Series — SGA-141) VRDN:
6,000,000	3.32% due 08/01/2030 (a)	6,000,000
6,000,000	3.32% due 08/15/2030 (a)(b)	6,000,000
23,665,000	Eagle Mountain & Saginaw, Texas School District (Putters — Series 1987) VRDN 3.49% due 02/15/2015 (a)(b)	23,665,000
14,500,000	Eclipse Funding Trust 2006-0020 (Solar Eclipse — Humble, Texas Independent School District) VRDN 3.49% due 02/15/2030 (a)(b)	14,500,000
23,850,000	Eclipse Funding Trust 2006-0040 (Solar Eclipse — Harris County, Texas) VRDN 3.49% due 08/15/2012 (a)(b)	23,850,000
10,485,000	Eclipse Funding Trust 2007-0040 (Solar Eclipse — Waco, Texas Health Facilities Development) VRDN 3.49% due 08/01/2031 (a)(b)	10,485,000
10,045,000	Eclipse Funding Trust 2007-0067 (Solar Eclipse — Grand Prairie Texas School District) VRDN 3.49% due 02/15/2037 (a)(b)	10,045,000
3,585,000	El Paso, Texas (Putters — Series 1042) VRDN 3.50% due 05/15/2013 (a)(b)	3,585,000
3,250,000	Fort Bend County, Texas IDC IDR (Aaton Rents Inc. Project) VRDN 3.60% due 01/01/2026 (a)	3,250,000
	Galena Park, Texas Independent School District VRDN:
6,705,000	(ROCS RR II R 2198) 3.51% due 08/15/2021 (a)(b)	6,705,000
6,700,000	(ROCS RR II R 7523) 3.51% due 08/15/2021 (a)(b)	6,700,000
11,065,000	(Series 154) 3.49% due 08/15/2026 (a)(b)	11,065,000
6,965,000	(Series 2007-121) 3.50% due 08/15/2024 (a)(b)	6,965,000
2,800,000	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (Air Products Project) VRDN 3.34% due 12/01/2039 (a)	2,800,000
	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air Products Project) VRDN:
17,000,000	3.34% due 06/01/2034 (a)	17,000,000
12,500,000	3.34% due 03/01/2035 (a)	12,500,000
9,400,000	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste Management Texas — Series A) VRDN 3.48% due 04/01/2019 (a)	9,400,000
	Harris County-Houston, Texas Sports Auth Special Rev (Series Z-3) VRDN:
585,000	3.49% due 09/28/2025 (a)(b)	585,000
14,495,000	3.49% due 11/15/2025 (a)	14,495,000
50,300,000	Harris County, Texas Health Facilities (St. Luke Episcopal Hospital — Series B) DDN 3.58% due 02/15/2031 (a)	50,300,000
103,050,000	Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining Project) DDN 3.591% due 02/01/2023 (a)	103,050,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 53

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
	Harris County, Texas VRDN:
$5,575,000	(Eagle 2002600002 CL-A) 3.52% due 08/15/2033 (a)(b)	$5,575,000
4,000,000	(Eagle 20026012 CL-A) 3.52% due 08/15/2030 (a)(b)	4,000,000
16,255,000	(Eagle 20060154 CL-A) 3.52% due 10/01/2031 (a)(b)	16,255,000
9,570,000	(Floaters — Series 2068) 3.50% due 08/15/2030 (a)(b)	9,570,000
4,570,000	(Floaters — Series 2069) 3.50% due 08/15/2030 (a)(b)	4,570,000
5,645,000	(Putters — Series 1099) 3.49% due 08/15/2009 (a)(b)	5,645,000
14,000,000	(Putters — Series 1696) 3.49% due 10/01/2014 (a)(b)	14,000,000
8,490,000	(ROCS RR II R 718) 3.52% due 08/15/2033 (a)(b)	8,490,000
12,500,000	Harris County, Texas IDC PCR (Exxon Corp. Project) CP 3.56% due 08/15/2027	12,500,000
20,000,000	Harris County, Texas Sales Tax Rev CP 3.42% due 01/17/2008	20,000,000
17,500,000	Houston, Texas Airports System Rev (Floaters — Series 149) VRDN 3.49% due 07/01/2028 (a)(b)	17,500,000
	Houston, Texas GO CP:
15,000,000	(Series A) 3.60% due 11/07/2007	15,000,000
10,000,000	(Series D) 3.70% due 11/13/2007	10,000,000
17,500,000	(Series D) 3.65% due 01/10/2008	17,500,000
5,392,000	Houston, Texas Higher Educational Finance Corp. Rev (Floater — Series 1915) VRDN 3.50% due 05/15/2047 (a)(b)	5,392,000
5,305,000	Houston, Texas Independent School District (Putters — Series 1060) VRDN 3.49% due 08/15/2014 (a)(b)	5,305,000
34,000,000	Houston, Texas Independent School District (Schoolhouse) FXRDN 3.75% due 06/15/2008	34,000,000
	Houston, Texas Utility System Rev VRDN:
13,365,000	(Eagle 20070132 CL-A) 3.51% due 11/15/2033 (a)(b)	13,365,000
5,020,000	(Putters — Series 489) 3.50% due 03/01/2012 (a)(b)	5,020,000
6,415,000	(Putters — Series 669) 3.49% due 05/15/2012 (a)(b)	6,415,000
19,310,000	(Putters — Series 1610) 3.49% due 03/01/2014 (a)(b)	19,310,000
4,950,000	(ROCS RR II R 10282) 3.51% due 11/15/2036 (a)(b)	4,950,000
6,100,000	(ROCS RR II R 11176) 3.51% due 11/15/2031 (a)(b)	6,100,000
	Houston, Texas Water & Sewer (Series A) CP:
16,300,000	3.50% due 12/10/2007	16,300,000
10,000,000	3.55% due 01/17/2008	10,000,000
11,780,000	Humble, Texas Independent School District (ROCS RR II R 7007) VRDN 3.51% due 02/15/2025 (a)(b)	11,780,000
7,400,000	Hutto, Texas Independent School District (Floaters — Series 07-1001) VRDN 3.51% due 02/01/2014 (a)(b)	7,400,000
5,010,000	Irving, Texas Independent School District (Putters — Series 782) VRDN 3.52% due 02/15/2013 (a)(b)	5,010,000
6,200,000	Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 3.33% due 08/01/2038 (a)	6,200,000
33,700,000	Keller, Texas Independent School District Municipal Securities Trust Rcpts (SGA 111) VRDN 3.60% due 08/15/2030 (a)(b)	33,700,000

Texas — (continued)
$7,120,000	Killeen, Texas Waterworks & Sewer Rev (Putters — Series 542) VRDN 3.50% due 08/15/2011 (a)(b)	$7,120,000
10,570,000	Lake Travis, Texas Independent School District (Putters — Series 1882) VRDN 3.49% due 02/15/2014 (a)(b)	10,570,000
	Lower Colorado River Auth Texas CP:
15,000,000	3.60% due 01/17/2008	15,000,000
30,000,000	3.78% due 02/04/2008	30,000,000
10,000,000	3.78% due 02/06/2008	10,000,000
49,000,000	(Series A) 3.65% due 02/06/2008	49,000,000
25,000,000	(Series A) 3.78% due 02/06/2008	25,000,000
3,250,000	Lower Colorado River Auth Texas (Transmission Contract Rev — Putters — Series 623) VRDN 3.49% due 11/15/2009 (a)(b)	3,250,000
11,720,000	Lurkin, Texas Health Facilities Development Corp. Health System Rev DDN 3.60% due 02/15/2035 (a)	11,720,000
12,000,000	Macon Trust Various States (Series 2007-323 — Matagorda County, Texas) VRDN 3.50% due 05/01/2030 (a)(b)	12,000,000
4,300,000	Macon Trust Various States (Series 2007-326 —Dallas, Texas Area Rapit Transit) VRDN 3.50% due 12/01/2032 (a)(b)	4,300,000
9,000,000	Manor, Texas Independent School District School Bldg VRDN 3.78% due 08/01/2036 (a)	9,000,000
1,980,000	Mansfield, Texas Independent School District (Putters — Series 704) VRDN 3.50% due 02/15/2013 (a)(b)	1,980,000
1,800,000	Mesquite, Texas Independent Development Corp. Rev (Morrison Products) VRDN 3.33% due 01/10/2010 (a)	1,800,000
10,885,000	Midland, Texas (ROCS RR II R 810) VRDN 3.52% due 03/01/2037 (a)(b)	10,885,000
545,000	Montgomery County, Texas IDC IDR (Sawyer Research Products Inc.) VRDN 3.42% due 02/04/2015 (a)	545,000
	Montgomery County, Texas VRDN:
4,235,000	(ROCS RR II R 6092) 3.51% due 03/01/2026 (a)(b)	4,235,000
3,860,000	(ROCS RR II R 7037) 3.51% due 03/01/2027 (a)(b)	3,860,000
6,240,000	Municipal Securities Trust Certificate (Coppell, Texas School District — Series 3037) VRDN 3.51% due 06/22/2023 (a)(b)	6,240,000
13,155,000	Municipal Securities Trust Certificate (Houston Independent School District) VRDN 3.51% due 01/09/2014 (a)(b)	13,155,000
	Municipal Securities Trust Certificate Class A VRDN:
13,460,000	(Austin, Texas — Series 105) 3.60% due 06/08/2020 (a)(b)	13,460,000
12,330,000	(Leander, Texas Independent School District — Series 271) 3.51% due 01/03/2013 (a)(b)	12,330,000
8,015,000	(San Antonio, Texas Water — Series 2001-13) 3.60% due 05/09/2017 (a)(b)	8,015,000
47,835,000	(Rockwall, Texas School District — Series 2001-123) 3.60% due 02/24/2009 (a)(b)	47,835,000
9,725,000	(Pearland, Texas Independent School District — Series 2001-141) 3.60% due 03/08/2017 (a)(b)	9,725,000
4,985,000	(Harris County, Texas Toll Road — Series 2006-280) 3.50% due 06/20/2019 (a)(b)	4,985,000

See Notes to Financial Statements.

54 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Texas — (continued)
	Municipal Securities Trust Certificates Class A (Houston, Texas Water — Series 2001-111) DDN:
$18,780,000	3.60% due 05/07/2019 (a)(b)	$18,780,000
6,000,000	3.60% due 05/17/2019 (a)	6,000,000
10,990,000	Municipal Securities Trust Certificates (Lower Colorado River Auth Texas — Series 9056) VRDN 3.50% due 07/21/2010 (a)(b)	10,990,000
8,810,000	Municipal Securities Trust Certificates (Texas State Transportation — Series 2007-302) VRDN 3.50% due 06/05/2014 (a)(b)	8,810,000
	North Center Texas Health Facilities (Methodist Hospital — Series 98) CP:
33,000,000	3.70% due 12/05/2007	33,000,000
18,000,000	3.55% due 12/07/2007	18,000,000
13,000,000	3.55% due 01/14/2008	13,000,000
1,295,000	North East Independent School District Texas (Putters — Series 390) VRDN 3.50% due 02/01/2012 (a)(b)	1,295,000
7,315,000	North Texas Municipal Water System Rev (ROCS RR II R 6074) VRDN 3.51% due 09/01/2026 (a)(b)	7,315,000
	North Texas Turnway Auth Dallas (North Turnways System Rev) VRDN:
9,900,000	(Eagle 20060028 CL-A) 3.51% due 01/01/2040 (a)(b)	9,900,000
11,800,000	(Eagle 7200500025 CL-A) 3.52% due 01/01/2035 (a)(b)	11,800,000
	Northside, Texas Independent School District VRDN:
2,425,000	(ROCS RR II R 6071) 3.51% due 02/15/2025 (a)(b)	2,425,000
4,000,000	(Series A) 3.75% due 08/01/2033 (a)	4,000,000
35,000,000	Nueces River, Texas IDA PCR (San Miguel Electric Corp.) CP 3.62% due 11/01/2007	35,000,000
5,850,000	Pflugerville, Texas (Putters — Series 594) VRDN 3.93% due 08/01/2023 (a)(b)	5,850,000
	Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemicals Project) VRDN:
20,000,000	3.34% due 04/01/2035 (a)	20,000,000
22,500,000	3.34% due 04/01/2037 (a)	22,500,000
8,300,000	3.66% due 05/01/2040 (a)	8,300,000
53,000,000	3.66% due 02/01/2041 (a)	53,000,000
22,035,000	Port Arthur, Texas Naval District EFR (Motiva Enterprises Project) VRDN 3.60% due 12/01/2027 (a)	22,035,000
15,000,000	Port Arthur, Texas Naval District Rev (BASF Corp. Project — Series A) VRDN 3.32% due 05/01/2038 (a)	15,000,000
10,000,000	Port Arthur, Texas Naval District Rev (Atofina Project — Series B) VRDN 3.32% due 05/01/2038 (a)	10,000,000
10,250,000	Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev — Flint Hills Resources — Series A) VRDN 3.73% due 07/01/2029 (a)	10,250,000
17,500,000	Port Houston Auth Texas (Series A) CP 3.72% due 11/01/2007	17,500,000
4,510,000	Richardson, Texas (Putters — Series 872) VRDN 3.50% due 02/15/2013 (a)(b)	4,510,000

Texas — (continued)
	San Antonio, Texas Electric & Gas Rev VRDN:
$6,975,000	(Putters — Series 1451) 3.49% due 02/01/2014 (a)(b)	$6,975,000
28,185,000	(Putters — Series 1871) 3.49% due 02/01/2015 (a)(b)	28,185,000
5,800,000	(ROCS RR II R 6064) 3.51% due 02/01/2023 (a)(b)	5,800,000
	San Antonio, Texas Gas & Electric (Series A) CP:
19,000,000	3.62% due 11/13/2007	19,000,000
10,000,000	3.62% due 12/06/2007	10,000,000
5,135,000	San Antonio, Texas Municipal Drain Utility System Rev (ROCS RR II R 553) VRDN 3.51% due 02/01/2026 (a)(b)	5,135,000
	San Antonio, Texas Water Rev VRDN:
34,550,000	(Eagle 720053010 CL-A) 3.52% due 05/15/2036 (a)(b)	34,550,000
22,500,000	(Floaters — Series 159) 3.49% due 05/15/2028 (a)(b)	22,500,000
	San Antonio, Texas Water Systems CP:
10,000,000	3.62% due 12/06/2007	10,000,000
10,000,000	(Series A) 3.72% due 01/15/2008	10,000,000
10,000,000	Schertz/Seguin Local Government Corp. Texas Contract Rev (Floaters — Series 151) VRDN 3.61% due 02/01/2030 (a)(b)	10,000,000
9,910,000	Southeast, Texas Housing Finance Corp. S/F Mortgage Rev (Floaters — Series 1641) VRDN 3.55% due 02/01/2011 (a)(b)	9,910,000
5,095,000	Spring Branch, Texas Independent School District (Putters — Series 1899) VRDN 3.49% due 02/01/2014 (a)(b)	5,095,000
55,000,000	Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland Rest Project) DDN 3.59% due 08/15/2036 (a)	55,000,000
4,605,000	Texas A&M University System Board (ROCS RR II R 11085) VRDN 3.51% due 07/01/2036 (a)(b)	4,605,000
	Texas State Affordable Housing Corp. M/F Housing Rev VRDN:
35,331,202	(Floaters — Series 11) 3.49% due 03/01/2032 (a)(b)	35,331,202
4,094,430	(Floaters — Series 12) 3.49% due 03/01/2032 (a)(b)	4,094,430
10,000,000	Texas State Housing & Community Affairs S/F Rev (ROCS RR II R 11215) VRDN 3.58% due 09/01/2039 (a)(b)	10,000,000
	Texas State Municipal Gas Acquisition & Supply Corp. VRDN:
31,665,000	(Floaters — Series 85) 3.54% due 09/15/2027 (a)(b)	31,665,000
19,995,000	(Putters — Series 1989) 3.53% due 03/15/2023 (a)(b)	19,995,000
24,990,000	(Putters — Series 1990) 3.53% due 03/15/2023 (a)(b)	24,990,000
17,500,000	(ROCS RR II R 10014) 3.58% due 09/15/2027 (a)(b)	17,500,000
12,700,000	(ROCS RR II R 10015) 3.58% due 09/15/2027 (a)(b)	12,700,000
9,000,000	Texas State Municipal Power Agency CP 3.50% due 02/11/2008	9,000,000
5,000,000	Texas State Municipal Power Agency Rev (Putters — Series 1322) VRDN 3.50% due 03/01/2014 (a)(b)	5,000,000
11,435,000	Texas State Municipal Securities Trust Rcpts (Series SGA-92) DDN 3.60% due 08/01/2029 (a)(b)	11,435,000
680,000,000	Texas State TRAN 4.50% due 08/28/2008	684,407,636

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 55

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (concluded)
$25,635,000	Texas State Turnpike Auth Central Texas Turnpike System Rev (ROCS RR II R 10297) VRDN 3.51% due 08/15/2042 (a)(b)	$25,635,000
6,000,000	Texas State Veterans Housing (Funding II — Series A) VRDN 3.34% due 06/01/2033 (a)	6,000,000
	Texas State VRDN:
22,000,000	(College Student Loan) 3.93% due 02/01/2009 (a)	22,000,000
20,520,000	(College Student Loan) 3.75% due 02/01/2011 (a)	20,520,000
16,000,000	(College Student Loan) 3.75% due 02/01/2013 (a)	16,000,000
20,000,000	(Eagle 20070090 CL-A) 3.50% due 04/01/2037 (a)(b)	20,000,000
5,080,000	(Eagle 720050055 CL-A) 3.52% due 04/01/2030 (a)(b)	5,080,000
9,970,000	(Floaters — Series 152) 3.61% due 08/01/2022 (a)(b)	9,970,000
3,280,000	(Putters — Series 1016) 3.49% due 04/01/2013 (a)(b)	3,280,000
17,290,000	(Putters — Series 1909) 3.49% due 04/01/2015 (a)(b)	17,290,000
6,005,000	(ROCS RR II R 4020) 3.51% due 10/01/2022 (a)(b)	6,005,000
7,570,000	(ROCS RR II R 11082) 3.51% due 04/01/2033 (a)(b)	7,570,000
26,010,000	Texas Transportation Community State Highway Rev (Putters — Series 1297) VRDN 3.49% due 04/01/2014 (a)(b)	26,010,000
11,050,000	Travis County, Texas (Floaters — Series 27-TP) VRDN 3.49% due 03/01/2026 (a)(b)	11,050,000
5,670,000	Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) VRDN 3.50% due 05/01/2021 (a)	5,670,000
7,000,000	University of North Texas Rev VRDN 3.32% due 04/15/2034 (a)(b)	7,000,000
	University of Texas VRDN:
11,225,000	(Merlots — Series B-14) 3.34% due 08/15/2022 (a)(b)	11,225,000
14,405,000	(ROCS RR II R 752) 3.51% due 07/01/2030 (a)(b)	14,405,000
	Upper Trinity Regional Water District Texas Water Rev VRDN:
9,195,000	(Merlots — Series D-10) 3.34% due 08/01/2026 (a)(b)	9,195,000
2,860,000	(Putters — Series 579) 3.50% due 08/01/2012 (a)(b)	2,860,000
	Victoria County, Texas Hospital Rev VRDN:
4,732,000	(Floaters — Series 959) 3.50% due 01/01/2016 (a)(b)	4,732,000
5,280,000	(Putters — Series 1947) 3.50% due 02/15/2015 (a)(b)	5,280,000
10,110,000	West Central Texas Regional Housing Finance Corp. S/F Mortgage Rev (ROCS RR II R 10233) VRDN 3.59% due 06/01/2039 (a)(b)	10,110,000

Utah — 1.8%
18,000,000	Davis County, Utah School District TAN 4.50% due 06/30/2008	18,087,120
90,000,000	Emery County, Utah PCR (Pacificorp Projects) DDN 3.58% due 11/01/2024 (a)	90,000,000
7,500,000	Lehman Municipal Trust Receipts Various States (Utah Housing S/F Corp.) VRDN 3.40% due 01/01/2039 (a)(b)	7,500,000
1,805,000	Logan City, Utah Rev (Integrated System Inc. — Series A) VRDN 3.60% due 06/01/2014 (a)	1,805,000

Utah — (concluded)
$15,055,000	Municipal Securities Trust Certificates (Series 2007-329 — Utah State Board Regents Rev) VRDN 3.50% due 02/24/2028 (a)(b)	$15,055,000
12,570,000	Municipal Securities Trust Certificates (Series 2007-340 — Utah Transit Auth Sales Tax Rev) VRDN 3.51% due 06/16/2015 (a)(b)	12,570,000
50,000,000	Murray City, Utah Hospital Rev (Health Services Inc. — Series C) DDN 3.58% due 05/15/2036 (a)	50,000,000
	Utah Transportation Auth Sales Tax Rev VRDN:
8,500,000	(Floaters — Series 63-Z) 3.50% due 06/15/2028 (a)(b)	8,500,000
5,700,000	(Putters — Series 1107-B) 3.49% due 12/15/2013 (a)(b)	5,700,000
4,835,000	(ROCS RR II R 609) 3.52% due 06/15/2032 (a)(b)	4,835,000
	Utah Water Finance Agency Rev VRDN:
12,100,000	(Series A-4) 3.34% due 07/01/2029 (a)	12,100,000
7,450,000	(Series A-5) 3.34% due 10/01/2027 (a)	7,450,000
13,150,000	(Series A-6) 3.34% due 10/01/2030 (a)	13,150,000
12,000,000	(Series A-8) 3.34% due 07/01/2032 (a)	12,000,000
24,000,000	(Series A-9) 3.34% due 07/01/2034 (a)	24,000,000
12,400,000	(Series A-11) 3.34% due 07/01/2031 (a)	12,400,000
13,100,000	(Series A-12) 3.31% due 10/01/2035 (a)	13,100,000
14,600,000	(Series A-16) 3.31% due 07/01/2036 (a)	14,600,000
10,000,000	(Series A-18) 3.34% due 03/01/2027 (a)	10,000,000
10,000,000	Weber County, Utah Hospital Rev (Health Services — Series B) DDN 3.57% due 02/15/2031 (a)	10,000,000

Vermont — 0.2%
6,800,000	University of Vermont & State Agricultural College (Floaters — Series 1357) VRDN 3.50% due 10/01/2040 (a)(b)	6,800,000
6,856,500	Vermont Educational & Health Bldgs Finance Agency Rev (Floaters — Series 1913) VRDN 3.50% due 10/31/2046 (a)(b)	6,856,500
12,300,000	Vermont Educational & Health Bldgs Finance Agency Rev (Middlebury College Project — Series B) VRDN 3.40% due 11/01/2032 (a)	12,300,000
6,705,000	Vermont Educational & Health Bldgs Finance Agency Rev (Stratton Mountian School & Ski — Series A) VRDN 3.50% due 10/01/2034 (a)	6,705,000
8,895,000	Vermont State Student Assistance Corp. (Student Loan Rev) VRDN 3.65% due 01/01/2008 (a)	8,895,000

Virginia — 1.2%
13,420,000	ABN-AMRO Muni Tops — Certificate Trust Virginia Port Auth (Series 2006-71) VRDN 3.53% due 01/01/2012 (a)(b)	13,420,000
4,500,000	Albemarie County, Virginia IDA Rev (Jefferson Scholars Foundation Project) VRDN 3.26% due 10/01/2037 (a)	4,500,000
7,000,000	Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 3.48% due 02/01/2029 (a)	7,000,000
900,000	Fairfax County, Virginia IDA Rev (Inova Health System Project — Series A-1) VRDN 3.23% due 05/15/2035 (a)	900,000
3,395,000	Hampton, Virginia IDA Exempt Facilities Rev (USA Waste of Virginia Landfills) VRDN 3.55% due 04/01/2013 (a)	3,395,000

See Notes to Financial Statements.

56 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)
Virginia — (concluded)
$17,455,000	Lexington, Virginia IDA Hospital Facilities Rev (Merlots — Series E-01) VRDN 3.36% due 07/01/2030 (a)(b)	$17,455,000
2,240,000	Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511) VRDN 3.51% due 01/01/2024 (a)(b)	2,240,000
21,495,000	Municipal Securities Trust Certificate Class A Upper Occoquan VA Sewer Auth (Series 2001-159) VRDN 3.60% due 03/19/2015 (a)(b)	21,495,000
12,175,000	Municipal Securities Trust Certificate (Virginia State Housing — Series 7019) VRDN 3.55% due 01/01/2033 (a)(b)	12,175,000
55,000,000	Norfolk, Virginia IDA Pooled Finance (Sentara Health System Group) CP 3.35% due 02/08/2008	55,000,000
3,150,000	Portsmouth, Virginia (ROCS RR II R 6054) VRDN 3.51% due 04/01/2021 (a)(b)	3,150,000
2,000,000	Sussex County, Virginia IDA IDR (McGill Environmental System Project) VRDN 3.58% due 03/01/2021 (a)	2,000,000
	Virginia State Housing Development Auth VRDN:
5,325,000	(Merlots — Series B-16) 3.39% due 01/01/2031 (a)(b)	5,325,000
13,000,000	(Merlots — Series B-18) 3.39% due 07/01/2018 (a)(b)	13,000,000
3,240,000	(Merlots — Series B-19) 3.39% due 04/01/2033 (a)(b)	3,240,000
7,360,000	(Merlots — Series C-03) 3.39% due 01/01/2017 (a)(b)	7,360,000
4,800,000	(Merlots — Series C-42) 3.39% due 07/01/2023 (a)(b)	4,800,000
29,600,000	Virginia State Housing Finance Auth (Series A-3) FXRDN 3.50% due 11/29/2007	29,600,000
10,995,000	Virginia State Public School Auth (ROCS RR II R 10047) VRDN 3.51% due 08/01/2023 (a)(b)	10,995,000

Washington — 4.3%
3,050,000	Bellevue, Washington (Eagle 20041011 CL-A) VRDN 3.51% due 12/01/2043 (a)(b)	3,050,000
4,455,000	Central Puget Sound Washington Regional Auth Sales & Use Tax Rev (Putters — Series 755) VRDN 3.50% due 11/01/2012 (a)(b)	4,455,000
	Clark County, Washington Public Utility District VRDN:
10,795,000	(Merlots — Series A-03) 3.70% due 01/01/2010 (a)(b)	10,795,000
5,000,000	(Merlots — Series A-116) 3.72% due 01/01/2020 (a)(b)	5,000,000
5,490,000	Clark County, Washington (Putters — Series 540) VRDN 3.50% due 06/01/2012 (a)(b)	5,490,000
11,525,000	Eclipse Funding Trust 2007-0047 (Solar Eclipse — Chelan County Washington Public Utility) VRDN 3.49% due 07/01/2033 (a)(b)	11,525,000
2,700,000	Everett, Washington IDC (Partners Trust — Synor Project) VRDN 3.36% due 10/01/2021 (a)	2,700,000
6,000,000	Everett, Washington Public Facilities District Project Rev VRDN 3.63% due 04/01/2036 (a)	6,000,000

Washington — (continued)
	Goat Hill Property, Washington Lease Rev VRDN:
$4,760,000	(Putters — Series 705) 3.49% due 12/01/2012 (a)(b)	$4,760,000
1,325,000	(ROCS RR II R 2173) 3.51% due 12/01/2023 (a)(b)	1,325,000
	Grant County, Washington Public Utility District Rev VRDN:
3,465,000	(ROCS RR II R 2039) 3.51% due 01/01/2019 (a)(b)	3,465,000
5,720,000	(ROCS RR II R 9113) 3.51% due 01/01/2037 (a)(b)	5,720,000
25,675,000	King County, Washington Sewer Rev (ROCS RR II R 11098) VRDN 3.52% due 01/01/2036 (a)(b)	25,675,000
	King County, Washington Sewer (Series A-98) CP:
16,700,000	3.63% due 11/05/2007	16,700,000
15,000,000	3.62% due 12/06/2007	15,000,000
	King County, Washington VRDN:
5,610,000	(Putters — Series 1015) 3.49% due 06/01/2013 (a)(b)	5,610,000
6,175,000	(ROCS RR II R 2119) 3.51% due 06/01/2021 (a)(b)	6,175,000
8,500,000	Municipal Securities Trust Certificate (Washington State — Series 3042) VRDN 3.51% due 04/27/2023 (a)(b)	8,500,000
23,600,000	Municipal Securities Trust Certificate Class A (Washington State Motor Vehicle Fuel Sales Tax Rev — Series 2001-112) DDN 3.60% due 01/07/2021 (a)(b)	23,600,000
6,900,000	Municipal Securities Trust Certificate (Washington State — Series 2007-300) VRDN 3.50% due 01/08/2015 (a)(b)	6,900,000
2,200,000	Pierce County, Washington EDC Rev VRDN 3.58% due 05/01/2027 (a)	2,200,000
	Pierce County, Washington School District VRDN:
5,175,000	(Merlots — Series D-09) 3.34% due 12/01/2024 (a)(b)	5,175,000
6,375,000	(Putters — Series 950) 3.52% due 06/01/2013 (a)(b)	6,375,000
44,220,000	(Putters — Series 1803) 3.49% due 12/01/2010 (a)(b)	44,220,000
3,400,000	Port Bellingham, Washington IDC Rev (Wood Stone Corp. Project) VRDN 3.58% due 02/01/2027 (a)	3,400,000
	Port Seattle, Washington Rev CP:
29,450,000	(Series A-1) 3.38% due 02/06/2008	29,450,000
13,460,000	(Series A-2) 3.62% due 12/13/2007	13,460,000
13,110,000	(Series B-1) 3.62% due 11/14/2007	13,110,000
	Port Seattle, Washington Rev VRDN:
5,790,000	(Merlots — C-13) 3.39% due 07/01/2023 (a)(b)	5,790,000
10,895,000	(ROCS RR II R 7015) 3.51% due 03/01/2022 (a)(b)	10,895,000
5,585,000	Port Tacoma, Washington Rev (Merlots — Series 123) VRDN 3.41% due 12/01/2008 (a)(b)	5,585,000
2,910,000	Seattle, Washington Housing Auth Rev (Wedgewood Estate Project) VRDN 3.51% due 09/01/2036 (a)	2,910,000
7,000,000	Seattle, Washington Housing Auth Rev (High Point Project Phase II) VRDN 3.54% due 03/01/2039 (a)	7,000,000
26,280,000	Seattle, Washington Municipal Light & Power Rev (Municipal Securities Trust Rcpts — Series SGA-85) DDN 3.60% due 10/01/2023 (a)(b)	26,280,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 57

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Washington — (continued)
	Seattle, Washington Municipal Light & Power Rev VRDN:
$28,125,000	(Merlots — Series A-56) 3.34% due 03/01/2015 (a)(b)	$28,125,000
6,680,000	(Putters — Series 668) 3.49% due 08/01/2012 (a)(b)	6,680,000
18,500,000	Snohomish County, Washington Public Utility District (Electric Rev Municipal Securities Trust Rcpts — SGA-124) DDN 3.60% due 12/01/2024 (a)(b)	18,500,000
	Snohomish County, Washington Public Utility District VRDN:
5,180,000	(ROCS RR II R 6031) 3.51% due 12/01/2023 (a)(b)	5,180,000
7,390,000	(ROCS RR II R 6055) 3.51% due 12/01/2022 (a)(b)	7,390,000
10,220,000	Tacoma, Washington (Putters — Series 1220) VRDN 3.49% due 12/01/2012 (a)(b)	10,220,000
9,400,000	UBS Municipal Services (Washington State — Floaters 2007-33) VRDN 3.51% due 07/01/2015 (a)(b)	9,400,000
5,715,000	Washington State Floating Certificate Trust — Austin Trust (Series 2002-C) GO VRDN 3.50% due 07/01/2023 (a)	5,715,000
	Washington State VRDN:
22,700,000	(Eagles 20070006 CL A) 3.50% due 01/01/2031 (a)(b)	22,700,000
15,985,000	(Floaters — Series 389) 3.50% due 07/01/2018 (a)(b)	15,985,000
2,770,000	(Floaters — Series 1519) 3.51% due 06/01/2028 (a)(b)	2,770,000
6,265,000	(Merlots — Series A-101) 3.34% due 07/01/2019 (a)(b)	6,265,000
12,450,000	(Merlots — Series B-09) 3.34% due 07/01/2023 (a)(b)	12,450,000
6,725,000	(Putters — Series 748) 3.49% due 01/01/2013 (a)(b)	6,725,000
27,655,000	(Putters — Series 1379) 3.49% due 01/01/2013 (a)(b)	27,655,000
8,570,000	(ROCS RR II R 4077) 3.51% due 07/01/2024 (a)(b)	8,570,000
7,760,000	(ROCS RR II R 6090) 3.51% due 07/01/2022 (a)(b)	7,760,000
5,635,000	Washington State EDF Auth Lease Rev (Merlots — Series D-08) VRDN 3.34% due 06/01/2025 (a)(b)	5,635,000
4,000,000	Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN 3.48% due 07/01/2027 (a)	4,000,000
5,715,000	Washington State EDR EDR (Northwest Center Project — Series A) VRDN 3.47% due 03/01/2030 (a)	5,715,000
8,750,000	Washington State EDR (Mount Ainstar Resort —Series C) DDN 3.68% due 10/01/2023 (a)	8,750,000
9,000,000	Washington State Health Care Facilities Auth Rev (ROCS RR II R 510 CE) VRDN 3.51% due 07/01/2038 (a)(b)	9,000,000
38,000,000	Washington State Health Care Facilities Auth Rev (Swedish Health Services) VRDN 3.34% due 11/15/2026 (a)	38,000,000
9,000,000	Washington State Higher Education Facilities Auth Rev (St. Martins University Project) VRDN 3.50% due 02/01/2037 (a)	9,000,000

Washington — (concluded)
	Washington State Housing Finance Community M/F Housing Rev DDN:
$10,620,000	(Country Club Apartments — Series A) 3.65% due 08/01/2032 (a)	$10,620,000
10,625,000	(Heatherwood Apartments Project — Series A) 3.58% due 06/01/2037 (a)	10,625,000
9,225,000	(Mill Pointe Apartments Project — Series A) 3.58% due 06/01/2037 (a)	9,225,000
11,050,000	(Springfield Meadows Apartments — Series A) 3.58% due 06/01/2037 (a)	11,050,000
	Washington State Housing Finance Community Nonprofit Rev (Eastside Catholice School) VRDN:
2,000,000	(Series A) 3.47% due 07/01/2038 (a)	2,000,000
5,000,000	(Series B) 3.46% due 07/01/2038 (a)	5,000,000
10,395,000	Washington State Housing Finance Community M/F Housing Rev (Merrill Gardens Renton — Series A) VRDN 3.50% due 12/01/2040 (a)	10,395,000
98,570,000	Washington State Housing Finance Community Nonprofit Housing Rev (Mirabella Project — Series A) DDN 3.59% due 03/01/2036 (a)	98,570,000
4,465,000	Washington State Housing Finance Community (Putters — Series 1335) VRDN 3.55% due 12/01/2009 (a)(b)	4,465,000
5,990,000	Washington State University Rev (ROCS RR II R 595) VRDN 3.52% due 10/01/2031 (a)(b)	5,990,000

West Virginia — 0.2%
4,000,000	Berkeley County, West Virginia IDR (Mack Industry Inc. Project) VRDN 3.58% due 12/01/2026 (a)	4,000,000
2,155,000	Cabell County, West Virginia Bldg Community Rev (Pressley Ridge School Project) VRDN 3.51% due 08/01/2022 (a)	2,155,000
5,020,000	Lehman Municipal Trust Receipts Various States (West Virginia Housing) VRDN 3.40% due 05/01/2037 (a)(b)	5,020,000
10,425,000	West Virginia State Hospital Finance Auth Rev (Pallottine Health — Series A-1) VRDN 3.44% due 10/01/2033 (a)	10,425,000
4,960,000	West Virginia State (Putters — Series 1114) VRDN 3.49% due 06/01/2013 (a)(b)	4,960,000
3,850,000	West Virginia University Rev (Merlots — Series A-15) VRDN 3.34% due 04/01/2028 (a)(b)	3,850,000

Wisconsin — 4.1%
18,985,000	ABN-AMRO Muni Tops 2001-32 — Wisconsin State VRDN 3.50% due 05/01/2022 (a)(b)	18,985,000
15,000,000	Appleton, Wisconsin Redevelopment Auth Rev (Cities Per Arts — Series B) VRDN 3.28% due 06/01/2036 (a)	15,000,000
3,145,000	Manitowoc, Wisconsin Electric Rev (ROCS RR II R 2177) VRDN 3.51% due 10/01/2024 (a)(b)	3,145,000
9,880,000	Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin — Kenilworth Project) VRDN 3.41% due 09/01/2040 (a)	9,880,000

See Notes to Financial Statements.

58 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Wisconsin — (continued)
	Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
$18,660,000	(Cathedral Place Package Facilities Project) 3.49% due 05/01/2025 (a)	$18,660,000
3,300,000	(Wisconsin Humane Society Inc. Project) 3.64% due 03/01/2019 (a)	3,300,000
14,670,000	Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA — Milwaukee Project) DDN 3.63% due 07/01/2034 (a)	14,670,000
4,000,000	New Richmond, Wisconsin School District BAN 4.13% due 06/06/2008	4,008,320
7,500,000	Rothschild, Wisconsin IDR (Schuette Inc. Project) VRDN 3.63% due 08/01/2037 (a)	7,500,000
1,920,000	Sturtevant, Wisconsin IDR (Andis Co. Project — Series A) VRDN 3.58% due 12/01/2016 (a)	1,920,000
2,900,000	Wauwatosa, Wisconsin Housing Auth Rev (Hart Park Square Project) VRDN 3.56% due 03/01/2034 (a)	2,900,000
11,600,000	Wisconsin Rural Water Construction Loan BAN 4.50% due 08/01/2008	11,662,983
5,975,000	Wisconsin Public Power Inc. System (Supply System Rev — Putters — Series 1150) VRDN 3.49% due 07/01/2013 (a)(b)	5,975,000
	Wisconsin State GO ECN CP:
4,989,000	(Series 1999-B) 3.71% due 11/06/2007	4,989,000
25,540,000	(Series 1999-B) 3.55% due 12/06/2007	25,540,000
34,620,000	(Series 1999-B) 3.67% due 12/07/2007	34,620,000
12,735,000	(Series 2002-A) 3.60% due 01/09/2008	12,735,000
25,000,000	(Series 2004-A) 3.65% due 11/06/2007	25,000,000
37,650,000	(Series 2004-A) 3.50% due 12/06/2007	37,650,000
25,000,000	(Series 2004-A) 3.43% due 02/01/2008	25,000,000
14,000,000	(Series 2006-A) 3.71% due 11/06/2007	14,000,000
20,000,000	(Series 2006-A) 3.62% due 11/07/2007	20,000,000
14,735,000	(Series 2006-A) 3.68% due 12/04/2007	14,735,000
20,000,000	(Series 2006-A) 3.60% due 12/05/2007	20,000,000
15,860,000	(Series 2006-B) 3.68% due 12/04/2007	15,860,000
	Wisconsin State Health & Educational Facilities Auth Rev DDN:
46,700,000	(Aurora Health Care — Series C) 3.58% due 04/01/2028 (a)	46,700,000
18,170,000	(Lutheran College Project) 3.63% due 06/01/2033 (a)	18,170,000
1,865,000	(Riverview Hospital Assn) 3.63% due 10/01/2030 (a)	1,865,000
	Wisconsin State Health & Educational Facilities Auth Rev VRDN:
6,100,000	(Attic Angel Obligated) 3.47% due 11/01/2028 (a)	6,100,000
20,255,000	(Beloit College Project) 3.58% due 06/01/2037 (a)	20,255,000
1,045,000	(Hospicecare Holdings Inc.) 3.45% due 05/01/2030 (a)	1,045,000
7,000,000	(Lutheran College Project) 3.58% due 09/01/2031 (a)	7,000,000
11,500,000	(Maranatha Baptist) 3.48% due 08/01/2026 (a)	11,500,000
11,500,000	(Marshfield — Series B) 3.47% due 01/15/2036 (a)	11,500,000
18,450,000	(Meriter Hospital Inc. Project) 3.63% due 12/01/2032 (a)	18,450,000
12,000,000	(Oakwood Village) 3.47% due 03/01/2035 (a)	12,000,000

Wisconsin — (concluded)
$11,650,000	Wisconsin State Health & Educational Facilities Auth Rev (Putters — Series 2062) VRDN 3.49% due 08/15/2022 (a)(b)	$11,650,000
4,900,000	Wisconsin Housing & Economic Development Auth (Home Ownership Rev — ROCS RR II R 11136) VRDN 3.59% due 03/01/2028 (a)(b)	4,900,000
11,915,000	Wisconsin School District Cash Flow Management Program (Series A-1) BAN 4.50% due 09/18/2008	12,003,011
44,300,000	Wisconsin State Operating Notes BAN 4.50% due 06/16/2008	44,502,297
	Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
30,000,000	3.50% due 12/06/2007	30,000,000
16,000,000	3.67% due 12/07/2007	16,000,000
50,000,000	3.43% due 01/07/2008	50,000,000
30,000,000	3.67% due 11/06/2008	30,000,000
	Wisconsin State Transportation VRDN:
8,060,000	(Floaters — Series 52) 3.49% due 07/01/2027 (a)(b)	8,060,000
7,559,000	(Floaters — Series 1864) 3.50% due 07/01/2020 (a)(b)	7,559,000
	Wisconsin State VRDN:
8,915,000	(Putters — Series 531) 3.49% due 11/01/2012 (a)(b)	8,915,000
6,650,000	(Putters — Series 1268) 3.49% due 05/01/2020 (a)(b)	6,650,000
6,680,000	(Putters — Series 1268) 3.97% due 05/01/2020 (a)(b)	6,680,000

Wyoming — 0.1%
	Laramine County, Wyoming IDR (Cheyenne Light Fuel & Power Co.) VRDN:
5,000,000	(Series 97-A) 3.44% due 03/01/2027 (a)	5,000,000
3,500,000	(Series 97-B) 3.44% due 09/01/2021 (a)	3,500,000
9,100,000	Sublette County, Wyoming PCR (Exxon Project — Series A) DDN 3.56% due 07/01/2017 (a)	9,100,000

Total Investments (Cost $18,914,517,794) — 102.0%	18,914,517,794
Liabilities in Excess of Other Assets — (2.0%)	(373,920,170)
Net Assets	$18,540,597,624

(a)	The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 2007. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 59

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (concluded)

Portfolio Abbreviations for Merrill Lynch Institutional
Tax-Exempt Portfolio

Assn	Association
Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
EFR	Environmental Facilities Revenue
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

60 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Statement of Assets and Liabilities

October 31, 2007

Assets:
Total investments, at amortized cost and value (Note 1a)	$18,914,517,794
Cash	15,898,234
Receivable for investments sold	165,075,035
Interest receivable	132,110,623
Total assets	19,227,601,686
Liabilities:
Advisory fee payable (Note 2)	790,277
Payable for investments purchased	686,138,995
Accrued expenses	74,790
Total liabilities	687,004,062
Net Assets applicable to investors’ interests	$18,540,597,624
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals	$18,540,597,624

Merrill Lynch Institutional Tax-Exempt Portfolio
Statement of Operations

For the Six Months Ended October 31, 2007

Investment Income:
Interest and discount earned	$324,291,001
Expenses:
Investment advisory fee (Note 2)	4,330,688
Accounting and custodian services	178,891
Dividend and transfer agency fee	33,379
Total expense	4,542,958
Net investment income	319,748,043
Net realized gain from investment transactions	491,248
Net Increase in Net Assets Resulting From Operations	$320,239,291

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 61

Merrill Lynch Institutional Tax-Exempt Portfolio
Statement of Changes in Net Assets

	Six Months Ended October 31, 2007	Year Ended April 30, 2007
Increase in Net Assets:

Operations:
Net investment income	$319,748,043	$548,642,959
Net realized gain from investment transactions	491,248	365,414
Net increase in net assets resulting from operations	320,239,291	549,008,373

Capital Transactions:
Contributions from feeders	7,645,759,564	10,320,537,433
Withdrawals by feeders	(4,339,975,985)	(10,018,448,516)
Net increase in net assets from capital transactions	3,305,783,579	302,088,917
Net increase in net assets	3,626,022,870	851,097,290

Net Assets:
Beginning of period	14,914,574,754	14,063,477,464
End of period	$18,540,597,624	$14,914,574,754

Merrill Lynch Institutional Tax-Exempt Portfolio
Supplementary Data

			Year Ended April 30,
	Six Months Ended October 31, 2007		2007	2006	2005	2004	2003
Ratio of expenses to average net assets	.05	%(1)	.05%	.05%	.05%	.05%	.05%
Ratio of net investment income to average net assets	3.69	%(1)	3.58%	2.82%	1.56%	1.01%	1.36%
Net Assets, end of period (000)	$18,540,598		$14,914,575	$14,063,477	$12,621,664	$11,025,429	$8,187,221

(1)	On an annualized basis.

See Notes to Financial Statements.

62 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

Master Institutional Money Market Trust
Notes to Financial Statements

1. Significant Accounting Policies

Master Institutional Money Market Trust (the “Master Trust”) is organized as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, and Merrill Lynch Institutional Tax-Exempt Portfolio, (collectively, the “Master Funds”).

The Master Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Master Trust in conformity with accounting principles generally accepted in the United States of America.

(a) Prior to April 2, 2007, the value of the Premier Institutional Portfolio’s and Institutional Portfolio’s securities was determined on the basis of fair value as determined using procedures adopted by the Board of Trustees (the “Trustees”) of the Master Trust. In determining fair value, securities for which market quotations were readily available were valued at market value. Other securities, if any, were valued at their fair value in the best judgement of BlackRock Advisors, LLC (“BlackRock”) under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less were valued by use of the amortized cost method. Effective April 2, 2007, the value of the Premier Institutional Portfolio’s and the Institutional Portfolio’s securities are valued pursuant to the “amortized cost method” which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher of lower than the fair market value of the security. Institutional Tax- Exempt Portfolio’s securities continue to be carried at amortized cost which approximates market value. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Master Funds seek to maintain a net asset value of $1.00, although there is no assurance that it will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

In September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time its impact on the Funds’ financial statements has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

(b) The Master Funds are treated as partnerships for Federal tax pur- poses. No provision is made by the Master Funds for federal or state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds’ investors are regulated investment com- panies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

Effective October 31, 2007, the Trust implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 does not have a material impact on the Trust’s financial statements. The Trust files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s tax returns remains open for the years ended October 31, 2003 through October 31, 2006.

(c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited) 63

Master Institutional Money Market Trust
Notes to Financial Statements (concluded)

(d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

(e) Repurchase agreements — The Premier Institutional Portfolio and the Institutional Portfolio (the “Funds”) invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

(f) Securities lending — The Premier Institutional Portfolio and Institutional Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund on the next business day. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, they may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates

BlackRock, an indirect, wholly owned subsidiary of BlackRock, Inc. acts as the investment adviser for each Master Fund pursuant to an investment advisory agreement with the Master Trust. BlackRock manages each Master Fund’s investments subject to the oversight of The Board of Trustees of The Master Trust. Each Master Fund pays BlackRock a fee at the annual rate of 0.05% of average daily net assets. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

BlackRock has with respect to each Master Fund entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Advisor”), an affiliate, under which BlackRock pays the Sub-Advisor for the services it provides to the Master Funds a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock receives from each Master Fund. The Sub-Advisor is responsible for the day-to-day management of the Master Funds.

The Funds have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of ML&Co., or its affiliates. As of October 31, 2007, the Merrill Lynch Premier Institutional Portfolio and the Merrill Lynch Institutional Portfolio did not have any securities on loan to MLPF&S or its affiliates. Pursuant to that order, the Funds have also retained BlackRock Investment Management, LLC (“BIM”), an affiliate of BlackRock, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BlackRock or it affiliates.

All officers and certain trustees of the Trust are affiliated with BlackRock, Inc.

64 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES OCTOBER 31, 2007 (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules and regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) form visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information, BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

65

DISTRIBUTORS
BlackRock Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

FAM Distributors, Inc.
One Financial Center, 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISOR
BlackRock Advisors, LLC
Administrative Offices:
 100 Bellevue Parkway
Wilmington, Delaware 19809
Mailing Address:
 P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 221-7210

SUB-ADVISOR
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-1018

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#49389

Item 2	—	Code of Ethics — Not Applicable to this semi-annual report
Item 3	—	Audit Committee Financial Expert — Not Applicable to this semi-annual report
Item 4	—	Principal Accountant Fees and Services — Not Applicable to this semi-annual report
Item 5	—	Audit Committee of Listed Registrants — Not Applicable
Item 6	—	Schedule of Investments — The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
Item 7	—	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — Not Applicable
Item 8	—	Portfolio Managers of Closed-End Management Investment Companies — Not Applicable
Item 9	—	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers — Not Applicable
Item 10	—
Submission of Matters to a Vote of Security Holders — The registrant’s Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	—	Controls and Procedures
11(a)	—
The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b)	—
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	—	Exhibits attached hereto
12(a)(1)	—	Code of Ethics — Not Applicable to this semi-annual report
12(a)(2)	—	Certifications — Attached hereto
12(a)(3)	—	Not Applicable
12(b)	—	Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:	____________________
Donald C. Burke,
Chief Executive Officer of
Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	____________________
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: December 19, 2007

By:	____________________
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: December 19, 2007